N-4	May 01, 2025 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	MIDLAND NATIONAL LIFE INSURANCE CO RILA
Entity Central Index Key	0002040519
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]

	1/1/2025-1/15/2025		1/16/2025-2/12/2025		2/13/2025-3/19/2025		3/20/2025-4/16/2025		4/17/2025-5/14/2025		5/15/2025-6/4/2025		6/5/2025-6/18/2025
@	Cap rate	Par rate	Cap rate	Par rate	Cap rate	Par rate	Cap rate	Par rate	Cap rate	Par rate	Cap rate	Par rate	Cap rate	Par rate
1-year term
MSCI EAFE -10% buffer with cap rate	20.00%	—	20.00%	—	20.00%	—	20.00%	—	20.00%	—	24.50%	—	24.50%	—
Nasdaq-100 Max 30, -10% buffer with cap rate	35.00%	—	35.00%	—	35.00%	—	35.00%	—	35.00%	—	45.00%	—	45.00%	—
Nasdaq-100 Max 30, -30% buffer with cap rate	10.00%	—	10.00%	—	10.00%	—	10.00%	—	10.00%	—	12.00%	—	12.00%	—
Russell 2000 -10% buffer with cap rate	19.00%	—	19.00%	—	19.00%	—	19.00%	—	19.00%	—	22.50%	—	22.50%	—
S&P 500® -10% buffer with cap rate	13.00%	—	13.00%	—	13.00%	—	13.00%	—	13.00%	—	16.00%	—	16.00%	—
S&P 500® -10% floor with cap rate	11.00%	—	11.00%	—	11.00%	—	11.00%	—	11.00%	—	13.00%	—	13.00%	—
S&P 500® -30% buffer with cap rate	8.25%	—	8.25%	—	8.25%	—	8.25%	—	8.25%	—	8.25%	—	8.25%	—
S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER -10% buffer with cap rate	—%	—	—%	—	—%	—	—%	—	—%	—	50.00%	—	50.00%	—
S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER -30% buffer with cap rate	—%	—	—%	—	—%	—	—%	—	—%	—	15.00%	—	15.00%	—
3-year term
S&P 500® -10% buffer with cap rate	65.00%	—	65.00%	—	65.00%	—	65.00%	—	65.00%	—	65.00%	—	65.00%	—
S&P 500® -10% floor with cap rate	25.00%	—	25.00%	—	25.00%	—	25.00%	—	25.00%	—	—	—	—	—
6-year term
MSCI EAFE -10% buffer with par rate	—	110.00%	—	110.00%	—	110.00%	—	110.00%	—	110.00%	—	—%	—	—%
Nasdaq-100 Max 30, -10% buffer with par rate	—	115.00%	—	115.00%	—	115.00%	—	115.00%	—	115.00%	—	120.00%	—	120.00%
Nasdaq-100 Max 30, -20% buffer with par rate	—	105.00%	—	105.00%	—	105.00%	—	105.00%	—	105.00%	—	105.00%	—	105.00%
Nasdaq-100 Max 30, -30% buffer with cap rate	350.00%	—	350.00%	—	350.00%	—	350.00%	—	350.00%	—	350.00%	—	350.00%	—
Nasdaq-100 Max 30, -40% buffer with cap rate	—	—	—	—	—	—	—	—	—	—	175.00%	—	175.00%	—
S&P 500® -10% buffer with par rate	—	110.00%	—	110.00%	—	110.00%	—	105.00%	—	105.00%	—	105.00%	—	105.00%
S&P 500® -10% floor with cap rate	55.00%	—	55.00%	—	55.00%	—	55.00%	—	55.00%	—	55.00%	—	55.00%	—
S&P 500® -20% buffer with cap rate	125.00%	—	125.00%	—	125.00%	—	100.00%	—	100.00%	—	100.00%	—	100.00%	—
S&P 500® -30% buffer with cap rate	65.00%	—	65.00%	—	65.00%	—	65.00%	—	65.00%	—	65.00%	—	65.00%	—
S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER -10% buffer with par rate	—	—	—	—	—	—	—	—	—	—	115.00%	—	115.00%	—
S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER -20% buffer with par rate	—	—	—	—	—	—	—	—	—	—	102.50%	—	102.50%	—
S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER -30% buffer with cap rate	—	—	—	—	—	—	—	—	—	—	175.00%	—	175.00%	—
S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER -40% buffer with cap rate	—	—	—	—	—	—	—	—	—	—	125.00%	—	125.00%	—

	6/19/2025-7/2/2025		7/3/2025-7/16/2025		7/17/2025-8/6/2025		8/7/2025-8/20/2025		8/21/2025-9/3/2025		9/4/2025-9/17/2025		9/18/2025-10/1/2025
Cycle index investment options	Cap rate	Par rate	Cap rate	Par rate	Cap rate	Par rate	Cap rate	Par rate	Cap rate	Par rate	Cap rate	Par rate	Cap rate	Par rate
1-year term
MSCI EAFE -10% buffer with cap rate	24.00%	—	24.00%	—	24.00%	—	22.00%	—	22.00%	—	22.00%	—	22.00%	—
Nasdaq-100 Max 30, -10% buffer with cap rate	40.00%	—	40.00%	—	40.00%	—	40.00%	—	40.00%	—	40.00%	—	40.00%	—
Nasdaq-100 Max 30, -30% buffer with cap rate	12.00%	—	12.00%	—	12.00%	—	12.00%	—	12.00%	—	12.00%	—	12.00%	—
Russell 2000 -10% buffer with cap rate	21.00%	—	21.00%	—	21.00%	—	20.00%	—	20.00%	—	20.00%	—	20.00%	—
S&P 500® -10% buffer with cap rate	16.00%	—	16.00%	—	16.00%	—	15.00%	—	15.00%	—	15.00%	—	15.00%	—
S&P 500® -10% floor with cap rate	12.00%	—	12.00%	—	12.00%	—	12.00%	—	12.00%	—	12.00%	—	12.00%	—
S&P 500® -30% buffer with cap rate	8.25%	—	8.25%	—	8.25%	—	8.25%	—	8.25%	—	8.25%	—	8.25%	—
S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER -10% buffer with cap rate	45.00%	—	45.00%	—	45.00%	—	42.00%	—	42.00%	—	42.00%	—	42.00%	—
S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER -30% buffer with cap rate	13.50%	—	13.50%	—	13.50%	—	13.00%	—	13.00%	—	13.00%	—	13.00%	—
3-year term
S&P 500® -10% buffer with cap rate	65.00%	—	65.00%	—	65.00%	—	65.00%	—	65.00%	—	65.00%	—	65.00%	—
S&P 500® -10% floor with cap rate	—	—	—	—	—	—	—	—	—	—	—	—	—	—
6-year term
MSCI EAFE -10% buffer with par rate	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Nasdaq-100 Max 30, -10% buffer with par rate	—	120.00%	—	120.00%	—	120.00%	—	120.00%	—	120.00%	—	120.00%	—	120.00%
Nasdaq-100 Max 30, -20% buffer with parrate	—	105.00%	—	105.00%	—	105.00%	—	105.00%	—	105.00%	—	105.00%	—	105.00%
Nasdaq-100 Max 30, -30% buffer with cap rate	325.00%	—	325.00%	—	325.00%	—	300.00%	—	300.00%	—	300.00%	—	300.00%	—
Nasdaq-100 Max 30, -40% buffer with cap rate	160.00	—	160.00	—	160.00	—	150.00	—	150.00	—	150.00%	—	150.00%	—
S&P 500® -10% buffer with par rate	—	110.00%	—	110.00%	—	110.00%	—	110.00%	—	110.00%	—	110.00%	—	107.00%
S&P 500® -10% floor with cap rate	55.00%	—	55.00%	—	55.00%	—	55.00%	—	55.00%	—	55.00%	—	55.00%	—
S&P 500® -20% buffer with cap rate	100.00%	—	100.00%	—	100.00%	—	100.00%	—	100.00%	—	100.00%	—	100.00%	—
S&P 500® -30% buffer with cap rate	65.00%	—	65.00%	—	65.00%	—	65.00%	—	65.00%	—	65.00%	—	65.00%	—
S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER -10% buffer with par rate	115.00%	—	115.00%	—	115.00%	—	115.00%	—	115.00%	—	115.00%	—	115.00%	—
S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER -20% buffer with par rate	102.50%	—	102.50%	—	102.50%	—	102.00%	—	102.00%	—	102.00%	—	102.00%	—
S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER -30% buffer with cap rate	175.00%	—	175.00%	—	175.00%	—	175.00%	—	175.00%	—	175.00%	—	175.00%	—
S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER -40% buffer with cap rate	125.00%	—	125.00%	—	125.00%	—	125.00%	—	125.00%	—	125.00%	—	125.00%	—

	10/2/2025-10/15/2025		10/16/2025-11/5/2025		11/6/2025-11/19/2025		11/20/2025-12/3/2025		12/4/2025-12/17/2025		12/18/2025-12/31/2025
Cycle index investment options	Cap rate	Par rate	Cap rate	Par rate	Cap rate	Par rate	Cap rate	Par rate	Cap rate	Par rate	Cap rate	Par rate
1-year term
MSCI EAFE -10% buffer with cap rate	21.00%	—	21.00%	—	21.00%	—	21.00%	—	21.00%	—	21.00%	—
Nasdaq-100 Max 30, -10% buffer with cap rate	35.00%	—	35.00%	—	35.00%	—	35.00%	—	35.00%	—	35.00%	—
Nasdaq-100 Max 30, -30% buffer with cap rate	12.00%	—	12.00%	—	12.00%	—	12.00%	—	12.00%	—	12.00%	—
Russell 2000 -10% buffer with cap rate	20.00%	—	20.00%	—	20.00%	—	20.00%	—	20.00%	—	20.00%	—
S&P 500® -10% buffer with cap rate	15.00%	—	15.00%	—	15.00%	—	15.00%	—	15.00%	—	15.00%	—
S&P 500® -10% floor with cap rate	12.00%	—	12.00%	—	12.00%	—	12.00%	—	12.00%	—	12.00%	—
S&P 500® -30% buffer with cap rate	8.25%	—	8.25%	—	8.25%	—	8.25%	—	8.25%	—	8.25%	—
S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER -10% buffer with cap rate	42.00%	—	42.00%	—	42.00%	—	42.00%	—	42.00%	—	42.00%	—
S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER -30% buffer with cap rate	13.00%	—	13.00%	—	13.00%	—	13.00%	—	13.00%	—	13.00%	—
3-year term
S&P 500® -10% buffer with cap rate	65.00%	—	65.00%	—	65.00%	—	65.00%	—	65.00%	—	65.00%	—
S&P 500® -10% floor with cap rate	—	—	—	—	—	—	—	—	—	—	—	—
6-year term
MSCI EAFE -10% buffer with par rate	—	—	—	—	—	—	—	—	—	—	—	—
Nasdaq-100 Max 30, -10% buffer with par rate	—	115.00%	—	115.00%	—	115.00%	—	115.00%	—	115.00%	—	115.00%
Nasdaq-100 Max 30, -20% buffer with par rate	—	105.00%	—	105.00%	—	105.00%	—	105.00%	—	105.00%	—	105.00%
Nasdaq-100 Max 30, -30% buffer with cap rate	250.00%	—	250.00%	—	250.00%	—	250.00%	—	250.00%	—	250.00%	—
Nasdaq-100 Max 30, -40% buffer with cap rate	125.00	—	125.00	—	125.00	—	125.00	—	125.00	—	125.00%	—
S&P 500® -10% buffer with par rate	—	107.00%	—	107.00%	—	105.00%	—	105.00%	—	105.00%	—	105.00%
S&P 500® -10% floor with cap rate	50.00%	—	50.00%	—	50.00%	—	50.00%	—	50.00%	—	50.00%	—
S&P 500® -20% buffer with cap rate	90.00%	—	90.00%	—	90.00%	—	90.00%	—	90.00%	—	90.00%	—
S&P 500® -30% buffer with cap rate	55.00%	—	55.00%	—	55.00%	—	55.00%	—	55.00%	—	55.00%	—
S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER -10% buffer with par rate	110.00%	—	110.00%	—	110.00%	—	110.00%	—	110.00%	—	110.00%	—
S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER -20% buffer with par rate	100.00%	—	100.00%	—	100.00%	—	100.00%	—	100.00%	—	100.00%	—
S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER -30% buffer with cap rate	175.00%	—	175.00%	—	175.00%	—	175.00%	—	175.00%	—	175.00%	—
S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER -40% buffer with cap rate	125.00%	—	125.00%	—	125.00%	—	125.00%	—	125.00%	—	125.00%	—

C000257470 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES, EXPENSES AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
Yes.
If you withdraw money from your Contract within six years following your last premium payment, you may be assessed a surrender charge of up to 8% of the premium payment being partially or fully withdrawn.

For example, if you make an early withdrawal, you could pay a surrender charge of up to $8,000 on a $100,000 withdrawal. This cost will be greater if there is a negative adjustment based on the Fair Value calculation, or if you also have to pay taxes or tax penalties.

If you withdraw money from a Cycle Investment Option prior to the Cycle End Date, you will receive the Cycle Investment Unit Value. We calculate the Cycle Investment Unit Value based on the Fair Value of the Cycle Investment, which may be lower than your principal invested in the Cycle Investment, and the Floor Rate or the Buffer Rate do not apply. For Cycle Investments with a Cap Rate that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable. Cycle Investments that have a Cycle Start Date on or after November 13, 2023 do not include a Proportional Cap Rate. You can lose up to 100%of your principal invested in a Cycle Investment upon withdrawal prior to the Cycle End Date due to this Fair Value calculation.

For example, if you allocate $100,000 to a Cycle Investment with a 3-year Cycle Term and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay surrender charges, taxes and tax penalties. The Fair Value calculation applies to all withdrawals from a Cycle Investment prior to the Cycle End Date, Free Withdrawal Amounts, Systematic Withdrawals, Required Minimum Distributions, transfers to the Subaccounts, full or partial surrenders of your contract (including exercising your right to cancel the contract), payment of a death benefit or annuitization. You can obtain the Cycle Investment Unit Values for the Cycle Investments in which you invest by calling (833) 492-0022. This value can fluctuate daily and the current value quoted may differ from the actual Cycle Investment Unit Value at the time of a transaction.
Charges and Fees – Surrender Charge The Cycle Investment Options - Examples
Are There Transaction Charges?
Yes. In addition to the charges for early withdrawals, we reserve the right to impose a Transfer Fee of $15.00 per transfer on transfers among Subaccounts and between Subaccounts and Cycle Investments in excess of 15 per Contract Year. We are not currently charging this fee. If we charge this fee in the future, we will send you notice at least 10 business days prior to imposing the fee. We will never charge for any transfers of initial or additional premium payments that included allocation instructions to Cycle Investment Options for the next Cycle Start Date.
Expenses – Transfer Fee
Are There Ongoing Fees and Expenses?
Yes.
The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you elected.

For the Cycle Investments, there is an implicit ongoing fee to the extent that the investor’s participation in Index gains is limited by our use of a Cap Rate, Participation Rate, or Trigger Rate. This means that your returns may be lower than the Index’s returns. In return for accepting a limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.
Expenses

Annual Fee	Minimum	Maximum
Base Contract Expenses[1]	1.15%	1.15%
Investment Portfolios[2] (Portfolio Company fees and expenses)	0.50%	1.05%
Optional benefits available for an additional charge[3] (for a single optional benefit, if elected)	0.20%	0.30%

1 As a percentage of the Accumulation Value. These fees are not applied against the Cycle Investment Value.As a percentage of Investment Portfolio assets. These fees are not applied against the Cycle Investment Value.
2 As a percentage of Investment Portfolio assets. These fees are not applied against the Cycle Investment Value.
3 As a percentage of Contract Value. These fees are applied pro-rata against all Investment Options, including the Cycle Investment Value and amounts held in the Default Account.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges and result in a negative adjustment based on the Fair Value to each Cycle Investment’s Cycle Investment Value that substantially increase costs.

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early
Withdrawals?
Yes.
If you withdraw money from your Contract within six years following your last premium payment, you may be assessed a surrender charge of up to 8% of the premium payment being partially or fully withdrawn.

For example, if you make an early withdrawal, you could pay a surrender charge of up to $8,000 on a $100,000 withdrawal. This cost will be greater if there is a negative adjustment based on the Fair Value calculation, or if you also have to pay taxes or tax penalties.

If you withdraw money from a Cycle Investment Option prior to the Cycle End Date, you will receive the Cycle Investment Unit Value. We calculate the Cycle Investment Unit Value based on the Fair Value of the Cycle Investment, which may be lower than your principal invested in the Cycle Investment, and the Floor Rate or the Buffer Rate do not apply. For Cycle Investments with a Cap Rate that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable. Cycle Investments that have a Cycle Start Date on or after November 13, 2023 do not include a Proportional Cap Rate. You can lose up to 100%of your principal invested in a Cycle Investment upon withdrawal prior to the Cycle End Date due to this Fair Value calculation.

For example, if you allocate $100,000 to a Cycle Investment with a 3-year Cycle Term and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay surrender charges, taxes and tax penalties. The Fair Value calculation applies to all withdrawals from a Cycle Investment prior to the Cycle End Date, Free Withdrawal Amounts, Systematic Withdrawals, Required Minimum Distributions, transfers to the Subaccounts, full or partial surrenders of your contract (including exercising your right to cancel the contract), payment of a death benefit or annuitization. You can obtain the Cycle Investment Unit Values for the Cycle Investments in which you invest by calling (833) 492-0022. This value can fluctuate daily and the current value quoted may differ from the actual Cycle Investment Unit Value at the time of a transaction.
Charges and Fees – Surrender Charge

The Cycle Investment Options - Examples

Key Information, Contract Adjustments if Amounts are Removed [Text Block]
If you withdraw money from your Contract within six years following your last premium payment, you may be assessed a surrender charge of up to 8% of the premium payment being partially or fully withdrawn.

Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	100.00%
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment	$ 100,000
Transaction Charges [Text Block]
Are There Transaction Charges?
Yes. In addition to the charges for early withdrawals, we reserve the right to impose a Transfer Fee of $15.00 per transfer on transfers among Subaccounts and between Subaccounts and Cycle Investments in excess of 15 per Contract Year. We are not currently charging this fee. If we charge this fee in the future, we will send you notice at least 10 business days prior to imposing the fee. We will never charge for any transfers of initial or additional premium payments that included allocation instructions to Cycle Investment Options for the next Cycle Start Date.
Expenses – Transfer Fee

Ongoing Fees and Expenses [Table Text Block]

FEES, EXPENSES AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
Yes.
If you withdraw money from your Contract within six years following your last premium payment, you may be assessed a surrender charge of up to 8% of the premium payment being partially or fully withdrawn.

For example, if you make an early withdrawal, you could pay a surrender charge of up to $8,000 on a $100,000 withdrawal. This cost will be greater if there is a negative adjustment based on the Fair Value calculation, or if you also have to pay taxes or tax penalties.

If you withdraw money from a Cycle Investment Option prior to the Cycle End Date, you will receive the Cycle Investment Unit Value. We calculate the Cycle Investment Unit Value based on the Fair Value of the Cycle Investment, which may be lower than your principal invested in the Cycle Investment, and the Floor Rate or the Buffer Rate do not apply. For Cycle Investments with a Cap Rate that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable. Cycle Investments that have a Cycle Start Date on or after November 13, 2023 do not include a Proportional Cap Rate. You can lose up to 100%of your principal invested in a Cycle Investment upon withdrawal prior to the Cycle End Date due to this Fair Value calculation.

For example, if you allocate $100,000 to a Cycle Investment with a 3-year Cycle Term and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay surrender charges, taxes and tax penalties. The Fair Value calculation applies to all withdrawals from a Cycle Investment prior to the Cycle End Date, Free Withdrawal Amounts, Systematic Withdrawals, Required Minimum Distributions, transfers to the Subaccounts, full or partial surrenders of your contract (including exercising your right to cancel the contract), payment of a death benefit or annuitization. You can obtain the Cycle Investment Unit Values for the Cycle Investments in which you invest by calling (833) 492-0022. This value can fluctuate daily and the current value quoted may differ from the actual Cycle Investment Unit Value at the time of a transaction.
Charges and Fees – Surrender Charge The Cycle Investment Options - Examples
Are There Transaction Charges?
Yes. In addition to the charges for early withdrawals, we reserve the right to impose a Transfer Fee of $15.00 per transfer on transfers among Subaccounts and between Subaccounts and Cycle Investments in excess of 15 per Contract Year. We are not currently charging this fee. If we charge this fee in the future, we will send you notice at least 10 business days prior to imposing the fee. We will never charge for any transfers of initial or additional premium payments that included allocation instructions to Cycle Investment Options for the next Cycle Start Date.
Expenses – Transfer Fee
Are There Ongoing Fees and Expenses?
Yes.
The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you elected.

For the Cycle Investments, there is an implicit ongoing fee to the extent that the investor’s participation in Index gains is limited by our use of a Cap Rate, Participation Rate, or Trigger Rate. This means that your returns may be lower than the Index’s returns. In return for accepting a limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.
Expenses

Annual Fee	Minimum	Maximum
Base Contract Expenses[1]	1.15%	1.15%
Investment Portfolios[2] (Portfolio Company fees and expenses)	0.50%	1.05%
Optional benefits available for an additional charge[3] (for a single optional benefit, if elected)	0.20%	0.30%

1 As a percentage of the Accumulation Value. These fees are not applied against the Cycle Investment Value.As a percentage of Investment Portfolio assets. These fees are not applied against the Cycle Investment Value.
2 As a percentage of Investment Portfolio assets. These fees are not applied against the Cycle Investment Value.
3 As a percentage of Contract Value. These fees are applied pro-rata against all Investment Options, including the Cycle Investment Value and amounts held in the Default Account.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges and result in a negative adjustment based on the Fair Value to each Cycle Investment’s Cycle Investment Value that substantially increase costs.

Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.15%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.15%
Investment Options (of Other Amount) Minimum [Percent]	0.50%
Investment Options (of Other Amount) Maximum [Percent]	1.05%
Optional Benefits Minimum [Percent]	0.20%
Optional Benefits Maximum [Percent]	0.30%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the Accumulation Value. These fees are not applied against the Cycle Investment Value.As a percentage of Investment Portfolio assets. These fees are not applied against the Cycle Investment Value.
Optional Benefits Footnotes [Text Block]	As a percentage of Contract Value. These fees are applied pro-rata against all Investment Options, including the Cycle Investment Value and amounts held in the Default Account.
Investment Options Footnotes [Text Block]	As a percentage of Investment Portfolio assets. These fees are not applied against the Cycle Investment Value.
Lowest and Highest Annual Cost [Table Text Block]

FEES AND EXPENSES	Lowest Annual Cost: $26	Highest Annual Cost: $2,320	LOCATION IN PROSPECTUS
	Assumes: •Investment of $100,000 (to the 6-year Cycle Investments only)	Assumes: •Investment of $100,000 (to the Subaccounts only)
	•5% annual appreciation	•5% annual appreciation
	•Least expensive investment portfolio fees and expenses for period of time in Default Account for 1 day each 6 year Cycle Term	•Most expensive investment portfolio fees and expenses
	•No optional benefits	•Both the Return of Premium Death Benefit Rider and the Waiver of Surrender Charge Rider
	•Minimal Base Contract Expenses for period of time in Default Account for 1 day each 6 year Cycle Term	•Base Contract Expenses of 1.15%
	•No Surrender Charges	•No Surrender Charges
	•No additional premium Payments, transfers, or withdrawals	•No additional premium Payments, transfers, or withdrawals
	•No Fair Value adjustment to Cycle Investment Unit Values	•No Fair Value adjustment to Cycle Investment Unit Values

Lowest Annual Cost Footnotes [Text Block]
Assumes:

•Investment of $100,000 (to the 6-year Cycle Investments only)
•5% annual appreciation
•Least expensive investment portfolio fees and expenses for period of time in Default Account for 1 day each 6 year Cycle Term
•No optional benefits
•Minimal Base Contract Expenses for period of time in Default Account for 1 day each 6 year Cycle Term
•No Surrender Charges
•No additional premium Payments, transfers, or withdrawals
•No Fair Value adjustment to Cycle Investment Unit Values

Highest Annual Cost Footnotes [Text Block]
Assumes:

•Investment of $100,000 (to the Subaccounts only)
•5% annual appreciation
•Most expensive investment portfolio fees and expenses
•Both the Return of Premium Death Benefit Rider and the Waiver of Surrender Charge Rider
•Base Contract Expenses of 1.15%
•No Surrender Charges
•No additional premium Payments, transfers, or withdrawals
•No Fair Value adjustment to Cycle Investment Unit Values

Risks [Table Text Block]

RISKS	LOCATION IN PROSPECTUS

Is There a Risk of Loss from Poor Performance?
Yes.
•You can lose money by investing in this Contract, including loss of principal and prior Contract earnings.
•For a Cycle Investment, the maximum amount of loss that you could experience from negative Index performance at the end of a Cycle Term, after taking into account the minimum limits on Index loss currently provided under the Contract, would be: up to 10% of your investment in a Cycle Investment with a -10% Floor Rate; up to 90% of your investment in a Cycle Investment with a -10% Buffer Rate; up to 80% of your investment in a Cycle Investment with a -20% Buffer Rate; up to 70% of your investment in a Cycle Investment with a -30% Buffer Rate; and up to 60% of your investment in a Cycle Investment with a -40% Buffer Rate.
•The limits on Index loss offered under the Contract may change from one Cycle Term to the next; however, we guarantee that we will never offer a Cycle Investment with a Floor Rate lower than -60% or a Buffer Rate lower than -2.5% for the life of your Contract. We reserve the right not to offer any Cycle Investments in the future. If we do so, you will be limited to investing in the Subaccounts, which are not tied to the performance of an Index.
Principal Risks

Is This a Short-Term Investment?
No.
This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

The benefit of tax deferral means the Contract is more beneficial to investors with a long time horizon.

Amounts withdrawn may result in surrender charges, a negative adjustment based on the Fair Value to each Cycle Investment’s Cycle Investment Value, taxes and tax penalties.

A Surrender Charge applies for up to six years following your last premium payment. The charge will reduce the value of your Contract if you withdraw money during that time.

Prior to the Cycle End Date, the Cycle Investment Unit Value is based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. For Cycle Investments with a Cap Rate that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable. Cycle Investments that have a Cycle Start Date on or after November 13, 2023 do not include a Proportional Cap Rate. This Fair Value calculation means that before the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains than on the Cycle End Date (which could be further reduced by the Proportional Cap, if applicable), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses than on the Cycle End Date (because the Floor and Buffer Rates do not apply). If you take a withdrawal or transfer prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if you take a withdrawal prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower.
Your Cycle Investment Value, less any surrender charges, if applicable, is the amount available for withdrawals prior to the Cycle End Date, including Free Withdrawal Amounts, Systematic Withdrawals, Required Minimum Distributions, transfers to the Subaccounts, full or partial surrenders of your contract (including exercising your right to cancel the contract), payment of a death benefit or annuitization.
If you do not provide written instructions directing us to allocate the proceeds of your maturing Cycle Investments to a new Cycle Investment or to the Subaccounts at least one Business Day before the Cycle End Date, we will allocate the proceeds of maturing Cycle Investments to a new Cycle Investment of the same Cycle Type. If such a new Cycle Investment is not available, we will allocate the proceeds to the Default Account.
Principal Risks

What Are The Risks Associated with the Investment Options?	•An investment in this Contract is subject to the risk of poor investment performance of the Cycle Investments and the Investment Portfolios that you select.	Principal Risks
•Each Cycle Investment, Subaccount, and the Default Account has its own unique risks.
•You should review this prospectus as well as the prospectuses for available Investment Portfolios.
For Cycle Investments:
•The Cap Rate, Participation Rate, or Trigger Rate, as applicable, may limit positive Index returns (i.e., limited upside). This may result in you earning less than the Index return.
For example:
◦For a Cycle Investment with a Cap Rate Crediting Type, if the Index return is 12% and the Cap Rate is 4%, we will credit 4% in interest at the end of the Cycle Term.
◦For a Cycle Investment with a Participation Rate Crediting Type, if the Index return is 12% and the Participation Rate is 90%, we will credit 10.8% in interest at the end of the Cycle Term.
◦For a Cycle Investment with a Trigger Rate Crediting Type, if the Index return is 12%, the Trigger Point is 0%, and the Trigger Rate is 8%, we will credit 8% in interest at the end of the Cycle Term.
•The Buffer Rate or Floor Rate, as applicable, may limit negative Index returns (e.g., limited protection in the case of market decline).
For example:
◦If the Index return is -25% and the Buffer Rate is -10%, we will apply a 15% loss (the amount of negative Index performance that exceeds the Buffer Rate) at the end of the Cycle Term.
◦If the Index change is -25% and the Floor Rate is -10%, we will apply a 10% loss (the amount of negative Index performance up to the Floor Rate) at the end of the Cycle Term.

•The S&P 500 Price Return Index (Bloomberg Ticker: SPX), the MSCI EAFE Price Return Index (Bloomberg Ticker: MXEA), the Russell 2000 Price Return Index (Bloomberg Ticker: RTY), and the Nasdaq-100 Max 30TM Index (Bloomberg Ticker: NDXMAX30TM) do not reflect dividends paid on securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
•The Nasdaq-100 Max 30TM Index (Bloomberg Ticker: NDXMAX30TM reflects a daily deduction of 1% per annum; the S&P 500 35% Edge Volatility 1% Decrement Index (USD) (Bloomberg Ticker: SPEV35D1) (i) has leveraged exposure to an “Underlying Benchmark” equal to the return of the S&P 500 Total Return Index less the federal funds rate and less a “Spread” (each expressed as an annual percentage deducted daily) and (ii) also reflects the deduction of a 1% decrement per annum; and the Invesco QQQ ETF applies a 0.18% expense ratio. These deductions will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

What Are the Risks Related to the Insurance Company?	Any obligations, guarantees, and benefits of the Contract are subject to our claims-paying ability. If Midland National experiences financial distress, it may not be able to meet its obligations to you. More information about Midland National, including its financial strength ratings, is available upon request. You may make such request by calling 1-866-747-3421 or visiting www.SRSLiveWell.com.	Principal Risks

Key Information, Contract Adjustment Risk [Text Block]
No.
This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

The benefit of tax deferral means the Contract is more beneficial to investors with a long time horizon.

Amounts withdrawn may result in surrender charges, a negative adjustment based on the Fair Value to each Cycle Investment’s Cycle Investment Value, taxes and tax penalties.

A Surrender Charge applies for up to six years following your last premium payment. The charge will reduce the value of your Contract if you withdraw money during that time.

Prior to the Cycle End Date, the Cycle Investment Unit Value is based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. For Cycle Investments with a Cap Rate that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable. Cycle Investments that have a Cycle Start Date on or after November 13, 2023 do not include a Proportional Cap Rate. This Fair Value calculation means that before the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains than on the Cycle End Date (which could be further reduced by the Proportional Cap, if applicable), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses than on the Cycle End Date (because the Floor and Buffer Rates do not apply). If you take a withdrawal or transfer prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if you take a withdrawal prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower.
Your Cycle Investment Value, less any surrender charges, if applicable, is the amount available for withdrawals prior to the Cycle End Date, including Free Withdrawal Amounts, Systematic Withdrawals, Required Minimum Distributions, transfers to the Subaccounts, full or partial surrenders of your contract (including exercising your right to cancel the contract), payment of a death benefit or annuitization.
If you do not provide written instructions directing us to allocate the proceeds of your maturing Cycle Investments to a new Cycle Investment or to the Subaccounts at least one Business Day before the Cycle End Date, we will allocate the proceeds of maturing Cycle Investments to a new Cycle Investment of the same Cycle Type. If such a new Cycle Investment is not available, we will allocate the proceeds to the Default Account.

Key Information, Reallocation Risk [Text Block]
No.
This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

The benefit of tax deferral means the Contract is more beneficial to investors with a long time horizon.

Amounts withdrawn may result in surrender charges, a negative adjustment based on the Fair Value to each Cycle Investment’s Cycle Investment Value, taxes and tax penalties.

A Surrender Charge applies for up to six years following your last premium payment. The charge will reduce the value of your Contract if you withdraw money during that time.

Prior to the Cycle End Date, the Cycle Investment Unit Value is based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. For Cycle Investments with a Cap Rate that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable. Cycle Investments that have a Cycle Start Date on or after November 13, 2023 do not include a Proportional Cap Rate. This Fair Value calculation means that before the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains than on the Cycle End Date (which could be further reduced by the Proportional Cap, if applicable), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses than on the Cycle End Date (because the Floor and Buffer Rates do not apply). If you take a withdrawal or transfer prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if you take a withdrawal prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower.
Your Cycle Investment Value, less any surrender charges, if applicable, is the amount available for withdrawals prior to the Cycle End Date, including Free Withdrawal Amounts, Systematic Withdrawals, Required Minimum Distributions, transfers to the Subaccounts, full or partial surrenders of your contract (including exercising your right to cancel the contract), payment of a death benefit or annuitization.
If you do not provide written instructions directing us to allocate the proceeds of your maturing Cycle Investments to a new Cycle Investment or to the Subaccounts at least one Business Day before the Cycle End Date, we will allocate the proceeds of maturing Cycle Investments to a new Cycle Investment of the same Cycle Type. If such a new Cycle Investment is not available, we will allocate the proceeds to the Default Account.

Key Information, Default Reallocation Risk [Text Block]
No.
This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

The benefit of tax deferral means the Contract is more beneficial to investors with a long time horizon.

Amounts withdrawn may result in surrender charges, a negative adjustment based on the Fair Value to each Cycle Investment’s Cycle Investment Value, taxes and tax penalties.

A Surrender Charge applies for up to six years following your last premium payment. The charge will reduce the value of your Contract if you withdraw money during that time.

Prior to the Cycle End Date, the Cycle Investment Unit Value is based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. For Cycle Investments with a Cap Rate that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable. Cycle Investments that have a Cycle Start Date on or after November 13, 2023 do not include a Proportional Cap Rate. This Fair Value calculation means that before the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains than on the Cycle End Date (which could be further reduced by the Proportional Cap, if applicable), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses than on the Cycle End Date (because the Floor and Buffer Rates do not apply). If you take a withdrawal or transfer prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if you take a withdrawal prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower.
Your Cycle Investment Value, less any surrender charges, if applicable, is the amount available for withdrawals prior to the Cycle End Date, including Free Withdrawal Amounts, Systematic Withdrawals, Required Minimum Distributions, transfers to the Subaccounts, full or partial surrenders of your contract (including exercising your right to cancel the contract), payment of a death benefit or annuitization.
If you do not provide written instructions directing us to allocate the proceeds of your maturing Cycle Investments to a new Cycle Investment or to the Subaccounts at least one Business Day before the Cycle End Date, we will allocate the proceeds of maturing Cycle Investments to a new Cycle Investment of the same Cycle Type. If such a new Cycle Investment is not available, we will allocate the proceeds to the Default Account.

Investment Restrictions [Text Block]
Yes.
•We reserve the right not to offer any Cycle Investments and to reject or limit the amount that may be invested in a Cycle Investment. If we exercise our right not to offer any Cycle Investments, you will be limited to investing in the Subaccounts, which are not tied to the performance of an Index.
•We may change the limits on Index gains from one Cycle Term to the next. We guarantee that we will never offer a Cycle Investment with a Cap Rate below 2%, a Participation Rate below 5%, or a Trigger Rate below 2% for the life of your Contract.
•We reserve the right to substitute the Index for a Cycle Investment during its Cycle Term.
•You are not permitted to transfer Contract Value into a Cycle Investment on any day other than a Cycle Start Date.
•Currently, we allow unlimited transfers without charge among Subaccounts and between the Subaccounts and Cycle Investments during the Accumulation Phase. However, we reserve the right to impose a charge for transfers in excess of 15 per year.
•Currently, we allow you to invest in an unlimited number of Investment Options at one time. However, we reserve the right to limit the number of Subaccounts and/or Cycle Investments in which you may invest at any one time.
•We reserve the right to limit transfers among Subaccounts in circumstances of frequent or large transfers.
•We reserve the right to remove or substitute the Subaccounts and/or Cycle Investments currently available. If we exercise our right to substitute a Cycle Investment, the limit on Index losses will not change for so long as that Cycle Investment remains available under the Contract, and the limit on Index gains will not change except from one Cycle Term to the next.
•We reserve the right to reject or place limitations on the acceptance and allocation of additional premiums.
•The availability of investment options may vary depending on the broker-dealer through which the Contract is sold.

Key Information, Benefit Restrictions [Text Block]
Yes.
•Withdrawals may reduce the Return of Premium Death Benefit by more than the amount withdrawn.
•The Return of Premium Death Benefit Rider and the Waiver of Surrender Charge Rider may only be elected at the time you purchase the Contract for an additional charge.
•Once elected, you cannot voluntarily terminate an optional benefit without surrendering or annuitizing your Contract.
•The Return of Premium Death Benefit Rider and the Waiver of Surrender Charge Rider are not available in all states.
•You may participate in either the Dollar Cost Averaging Program or the Portfolio Rebalancing Program, but not both. For either program, transfers are only available among Subaccounts. Cycle Investments are not eligible.
•The availability of Contract benefits may vary depending on the broker-dealer through which the Contract is sold.

Tax Implications [Text Block]
•You should consult with a tax professional to determine the tax implications of an investment in, withdrawals from and payments received under the Contract.
•If you purchase the Contract through a qualified retirement plan or individual retirement account (IRA), you do not receive any additional tax benefit.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1⁄2.

Investment Professional Compensation [Text Block]
Your registered representative may receive compensation for selling this Contract to you in the form of commissions. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency (the degree to which Contracts sold remain in force). Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans. Sales of the Contract may help these registered representatives and their supervisors qualify for such benefits. This compensation may influence your registered representative to recommend this Contract over another investment. In addition to the foregoing, we provide payments to certain third parties for training, product development, marketing and development efforts with selling firms, and other wholesaling and relationship management services.

Exchanges [Text Block]
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees, expenses and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from an investment option or the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an investment option or the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted.
Transaction Expenses

Contract Owner Transaction Expenses	Charge
Sales Load Imposed on Premiums	None
Surrender Charge (as a percentage of premiums withdrawn)	8%
State Premium Tax[1]	0% to 3.5%
Transfer Fee[2]	$15
[1]    State premium tax is based on current resident state and varies by state. If applicable in your state, it is generally payable upon full surrender, death, or the Income Payment Start Date.
[2] Currently the charge is $0, but we reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. If applied, the Transfer Fee would apply both to transfers among Subaccounts and between Subaccounts and Cycle Investments. We will not charge for any transfers of initial or additional premium payments that include allocation instructions to Cycle Investment Options for the next Cycle Start Date.
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an investment option or from the Contract before the expiration of a specified period.
Adjustments

Fair Value Calculation Maximum Potential Loss[1] (as a percentage of Contract Value in a Cycle Investment as the start of the Cycle Term)	100%

3    If you remove money from a Cycle Investment Option prior to the Cycle End Date, you will receive the Cycle Investment Unit Value. We calculate the Cycle Investment Unit Value based on the Fair Value, and the Floor Rate and Buffer Rate do not apply. In the event of severe market disruption where the value of the financial instruments become worthless, this means you can lose up to 100% of your principal invested in a Cycle Investment upon withdrawal prior to the Cycle End Date. Your Cycle Investment Value, which is based on the Cycle Investment Unit Value, is the amount available for withdrawals prior to the Cycle End Date, including Systematic Withdrawals, Required Minimum Distributions, transfers to the Subaccounts, full or partial surrenders of your Contract (including exercising your right to cancel the Contract), payment of a death benefit or annuitization. See “Valuation of a Cycle Investment” later in this Prospectus, as well as “Fair Value Formulas for Cycle Investments” in the Statement of Additional Information.
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Investment Portfolio company fees and expenses).

If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
Annual Contract Expenses

Annual Contract Expenses	Current Charge	Maximum Charge
Base Contract Expenses (as a percentage of average Accumulation Value)[1]	1.15%	1.15%
Return of Premium Death Benefit Rider (as a percentage of Contract Value)[2]	0.20%	0.20%
Waiver of Surrender Charges Rider (as a percentage of Contract Value)[2]	0.30%	0.30%
[1]    This charge is a percentage of the Accumulation Value in each Subaccount including the Default Account. It does not apply to Contract Value allocated to the Cycle Investments. This annual charge is deducted daily. The maximum charges are guaranteed for the life of the Contract. We call this charge the Separate Account Annual Expense charge later in this prospectus.
[2]    This charge is a percentage of the Contract Value. It applies pro-rata against all Investment Options, including the Cycle Investment Value and amounts held in the Default Account. This annual charge is deducted quarterly.
In addition to the fees described above, we limit the amount you can earn on the Cycle Investments. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Investment Portfolios available under the Contract, including the Default Account, as well as their annual expenses, may be found in “APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT” at the back of this Prospectus.

Annual Investment Portfolio Expenses[1] (expenses that are deducted from portfolios assets, including management fees, distribution, and/or service (12b-1) fees and other expenses)	Minimum	Maximum
Total annual operating expenses	0.50%	1.05%
[1]    The investment portfolio expenses used to prepare this table were provided to us by the fund company(ies). We have not independently verified such information of unaffiliated investment portfolio options. The expenses are those incurred as of the fiscal year ending December 31, 2025. Current or future expenses may be higher or lower than those shown. These charges do not apply to Contract Value allocated to the Cycle Investments.
Expense Examples
This Example is intended to help you compare the cost of investing in the Subaccounts with the cost of investing in other annuity contracts that offer variable options. These costs include transaction expenses, annual Contract expenses, and Annual Investment Portfolio Expenses.
The Example assumes all Contract Value is allocated to the Subaccounts. The Example does not reflect any contract adjustment based on the Fair Value of the Cycle Investments. Your costs could differ from those shown below if you invest in Cycle Investments.
The Example assumes that you invest $100,000 in the Subaccounts for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Investment Portfolio Expenses, and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)    If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$9,932	$13,784	$17,899	$30,318
(2)    If you annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$2,732	$8,384	$14,299	$30,318
(3)    If you do NOT surrender or annuitize your Contract:

1 Year	3 Years	5 Years	10 Years
$2,732	$8,384	$14,299	$30,318

Transaction Expenses [Table Text Block]
Transaction Expenses

Contract Owner Transaction Expenses	Charge
Sales Load Imposed on Premiums	None
Surrender Charge (as a percentage of premiums withdrawn)	8%
State Premium Tax[1]	0% to 3.5%
Transfer Fee[2]	$15
[1]    State premium tax is based on current resident state and varies by state. If applicable in your state, it is generally payable upon full surrender, death, or the Income Payment Start Date.
[2] Currently the charge is $0, but we reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. If applied, the Transfer Fee would apply both to transfers among Subaccounts and between Subaccounts and Cycle Investments. We will not charge for any transfers of initial or additional premium payments that include allocation instructions to Cycle Investment Options for the next Cycle Start Date.
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an investment option or from the Contract before the expiration of a specified period.
Adjustments

Fair Value Calculation Maximum Potential Loss[1] (as a percentage of Contract Value in a Cycle Investment as the start of the Cycle Term)	100%

3    If you remove money from a Cycle Investment Option prior to the Cycle End Date, you will receive the Cycle Investment Unit Value. We calculate the Cycle Investment Unit Value based on the Fair Value, and the Floor Rate and Buffer Rate do not apply. In the event of severe market disruption where the value of the financial instruments become worthless, this means you can lose up to 100% of your principal invested in a Cycle Investment upon withdrawal prior to the Cycle End Date. Your Cycle Investment Value, which is based on the Cycle Investment Unit Value, is the amount available for withdrawals prior to the Cycle End Date, including Systematic Withdrawals, Required Minimum Distributions, transfers to the Subaccounts, full or partial surrenders of your Contract (including exercising your right to cancel the Contract), payment of a death benefit or annuitization. See “Valuation of a Cycle Investment” later in this Prospectus, as well as “Fair Value Formulas for Cycle Investments” in the Statement of Additional Information.
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Investment Portfolio company fees and expenses).
If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	8.00%
Transfer Fee, Current [Dollars]	$ 15
Transfer Fee, Footnotes [Text Block]	[2] Currently the charge is $0, but we reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. If applied, the Transfer Fee would apply both to transfers among Subaccounts and between Subaccounts and Cycle Investments. We will not charge for any transfers of initial or additional premium payments that include allocation instructions to Cycle Investment Options for the next Cycle Start Date.
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	[1] State premium tax is based on current resident state and varies by state. If applicable in your state, it is generally payable upon full surrender, death, or the Income Payment Start Date.
Contract Adjustments, Fee Table [Table Text Block]
3    If you remove money from a Cycle Investment Option prior to the Cycle End Date, you will receive the Cycle Investment Unit Value. We calculate the Cycle Investment Unit Value based on the Fair Value, and the Floor Rate and Buffer Rate do not apply. In the event of severe market disruption where the value of the financial instruments become worthless, this means you can lose up to 100% of your principal invested in a Cycle Investment upon withdrawal prior to the Cycle End Date. Your Cycle Investment Value, which is based on the Cycle Investment Unit Value, is the amount available for withdrawals prior to the Cycle End Date, including Systematic Withdrawals, Required Minimum Distributions, transfers to the Subaccounts, full or partial surrenders of your Contract (including exercising your right to cancel the Contract), payment of a death benefit or annuitization. See “Valuation of a Cycle Investment” later in this Prospectus, as well as “Fair Value Formulas for Cycle Investments” in the Statement of Additional Information.

Contract Adjustment, Maximum Potential Loss Over Value at Start of Crediting Period [Percent]	10000.00%
Annual Contract Expenses [Table Text Block]
Annual Contract Expenses

Annual Contract Expenses	Current Charge	Maximum Charge
Base Contract Expenses (as a percentage of average Accumulation Value)[1]	1.15%	1.15%
Return of Premium Death Benefit Rider (as a percentage of Contract Value)[2]	0.20%	0.20%
Waiver of Surrender Charges Rider (as a percentage of Contract Value)[2]	0.30%	0.30%
[1]    This charge is a percentage of the Accumulation Value in each Subaccount including the Default Account. It does not apply to Contract Value allocated to the Cycle Investments. This annual charge is deducted daily. The maximum charges are guaranteed for the life of the Contract. We call this charge the Separate Account Annual Expense charge later in this prospectus.
[2] This charge is a percentage of the Contract Value. It applies pro-rata against all Investment Options, including the Cycle Investment Value and amounts held in the Default Account. This annual charge is deducted quarterly.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.15%
Base Contract Expense (of Average Account Value), Current [Percent]	1.15%
Base Contract Expense, Footnotes [Text Block]	[1] This charge is a percentage of the Accumulation Value in each Subaccount including the Default Account. It does not apply to Contract Value allocated to the Cycle Investments. This annual charge is deducted daily. The maximum charges are guaranteed for the life of the Contract. We call this charge the Separate Account Annual Expense charge later in this prospectus.
Other Annual Expense, Footnotes [Text Block]	[2] This charge is a percentage of the Contract Value. It applies pro-rata against all Investment Options, including the Cycle Investment Value and amounts held in the Default Account. This annual charge is deducted quarterly.
Index-Linked Option Fee Table, Limits Positive Returns Note [Text Block]
In addition to the fees described above, we limit the amount you can earn on the Cycle Investments. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.
The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Investment Portfolios available under the Contract, including the Default Account, as well as their annual expenses, may be found in “APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT” at the back of this Prospectus.
Annual Portfolio Company Expenses [Table Text Block]

Annual Investment Portfolio Expenses[1] (expenses that are deducted from portfolios assets, including management fees, distribution, and/or service (12b-1) fees and other expenses)	Minimum	Maximum
Total annual operating expenses	0.50%	1.05%

Portfolio Company Expenses [Text Block]	Annual Investment Portfolio Expenses[1] (expenses that are deducted from portfolios assets, including management fees, distribution, and/or service (12b-1) fees and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.50%
Portfolio Company Expenses Maximum [Percent]	1.05%
Portfolio Company Expenses, Footnotes [Text Block]	[1] The investment portfolio expenses used to prepare this table were provided to us by the fund company(ies). We have not independently verified such information of unaffiliated investment portfolio options. The expenses are those incurred as of the fiscal year ending December 31, 2025. Current or future expenses may be higher or lower than those shown. These charges do not apply to Contract Value allocated to the Cycle Investments.
Surrender Example [Table Text Block]

1 Year	3 Years	5 Years	10 Years
$9,932	$13,784	$17,899	$30,318

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,932
Surrender Expense, 3 Years, Maximum [Dollars]	13,784
Surrender Expense, 5 Years, Maximum [Dollars]	17,899
Surrender Expense, 10 Years, Maximum [Dollars]	$ 30,318
Annuitize Example [Table Text Block]

1 Year	3 Years	5 Years	10 Years
$2,732	$8,384	$14,299	$30,318

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 2,732
Annuitized Expense, 3 Years, Maximum [Dollars]	8,384
Annuitized Expense, 5 Years, Maximum [Dollars]	14,299
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 30,318
No Surrender Example [Table Text Block]

1 Year	3 Years	5 Years	10 Years
$2,732	$8,384	$14,299	$30,318

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,732
No Surrender Expense, 3 Years, Maximum [Dollars]	8,384
No Surrender Expense, 5 Years, Maximum [Dollars]	14,299
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 30,318
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
General Risk of Loss
Investments in the Contract are subject to the risk of loss of principal and previously credited earnings due the negative performance of the Index to which a Cycle is linked or of the Investment Portfolio in which a Subaccount invests.
General Liquidity Risk
The Contract is designed to help meet long-term financial goals. It is not suitable as a vehicle for short-term savings. If you are not a long-term investor, this Contract may not be appropriate for you. Early withdrawals may incur surrender charges, have adverse tax consequences, and early withdrawals from Cycle Investments may result in negative adjustments based on Fair Value. See “RISKS OF INVESTING IN THE CYCLE INVESTMENTS - Liquidity Risk” below for more information. Each premium payment is subject to a six year Surrender Charge, which may reduce your Surrender Value below the amount of premium payments you made.
RISKS OF INVESTING IN THE CYCLE INVESTMENTS
Risk of Loss
Investments in Cycle Investments will fluctuate in value based on the performance of the Index. Losses on Cycle Investments may be substantial depending on the performance of the Index and the Cycle Investment to which you allocate Contract Value despite limits on negative Index returns provided by the Floor Rate or Buffer Rate. You will bear the portion of the loss that exceeds the Buffer Rate or the loss up to the amount of the Floor Rate, as applicable. You could lose up to 10% of your investment in a Cycle Investment with a -10% Floor Rate; up to 90% of your investment in a Cycle Investment with a -10% Buffer Rate; up to 80% of your investment in a Cycle Investment with a -20% Buffer Rate; and up to 70% of your investment in a Cycle Investment with a -30% Buffer Rate. We guarantee that we will never offer a Cycle Investment with a Floor Rate lower than -60% or a Buffer Rate lower than -5% for the life of your Contract, but we reserve the right not to offer any Cycle Investments in the future. If we do so, you will be limited to investing in the Subaccounts, which are not tied to the performance of an Index and do not provide any protection against losses. The Floor Rate and the Buffer Rate provide downside protection from negative Index Performance only on the Cycle End Date. For Cycle Investments with multi-year Cycle Terms, these rates do not apply on an annual basis: any negative Index performance is measured from the Cycle Start Date until the Cycle End Date.
Liquidity Risk
The amount of Cycle Investment Value available for withdrawal on any Business Day is equal to the Cycle Investment Unit Value on that day multiplied by the number of Cycle Investment Units credited to your Contract. Prior to the Cycle End Date, the Cycle Investment Unit Value for each Cycle Investment is based on the Fair Value of the financial instruments that equal the Cycle Investment at maturity. The Fair Value estimates the market value of the risk of loss and possibility of gain if the Cycle Investment is held to the Cycle End Date. The Fair Value determination takes into account a variety of factors, including the change in Index value from the Cycle Start Date, volatility of the Index, interest rate changes, dividend yield on the index, changes in index level, and time remaining to the Cycle End Date. Before the Cycle End Date, the Cycle Investment Value may be lower than the amount allocated to the Cycle Investment on the Start Date even when the index performance is positive due to the possibility that the index performance could decrease before the Cycle End Date. Changes in the Index volatility and interest rates also may reduce the Cycle Investment Unit Value.
For Cycle Investments with a Cap Rate that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable. Cycle Investments that have a Cycle Start Date on or after November 13, 2023 do not include a Proportional Cap Rate. In addition, the Floor Rate and the Buffer Rate do not apply. This Fair Value calculation means that before the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains than on the Cycle End Date (which could be further reduced by the Proportional Cap, if applicable), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses than on the Cycle End Date (because the Floor and Buffer Rates do not apply). If you take a withdrawal prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if you take a withdrawal prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. For all Cycle Investments, this means on any day prior to the Cycle End Date if you make a withdrawal, surrender or annuitize the Contract, or if a death benefit becomes payable, you could lose up to 100% of your principal investment and any earnings.
Your Cycle Investment Value, less any surrender charges, if applicable, is the amount available for withdrawals prior to the Cycle End Date, including Free Withdrawal Amounts, Systematic Withdrawals, Required Minimum Distributions, transfers to the Subaccounts, full or partial surrenders of your contract (including exercising your right to cancel the contract), payment of a death benefit or annuitization.
Transfers, withdrawals, and optional benefit rider charges deducted before the Cycle End Date will reduce your Cycle Investment Value dollar for dollar.
Changes to the Cycle Investments
Availability of the Cycle Investments for future Cycle Types are solely at our discretion, and we can change or remove them without Contract Owner consent. You bear the risk that a Cycle Type in which you initially invest will not continue to be available in the future. We reserve the right not to offer any Cycle Investments, and to reject or limit the amount that can be invested in a Cycle Investment. If we exercise our right not to offer any Cycle Investments, you will be limited to investing in the Subaccounts, which are not tied to the performance of an Index. We set Cap Rates, Participation Rates, and Trigger Rates at our discretion based on a variety of factors, such as the costs of financial instruments we hold to manage our risk associated with our obligations, sales commissions, administrative expenses, regulatory and tax requirements, general economic trends and competitive factors. These rates may change from Cycle Term to Cycle Term and may be less than your initial rates. Contract Owners bear the risk that the rates we set will be less favorable than they find acceptable. We will amend the prospectus should we cease offering Cycle Investments.
In the event that the Index for a Cycle Investment is discontinued, or is changed substantially, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive, for future Cycle Investments, we may replace the Index with an available comparable Index, subject to any necessary regulatory filings. If the Index is discontinued, for Cycle Investments that are ongoing, the Cycle Term will end, i.e., we will “mature” it, on the date the Index is discontinued, and we will calculate the Cycle Investment return, positive or negative, based on the Crediting Type (i.e., Cap Rate, Participation Rate or Trigger Rate)and the Cycle Structure (i.e.,Floor Rate or Buffer Rate,), as applicable. See “Replacement of the Index” below for additional information.
If you do not provide written instruction directing us to allocate the proceeds of your maturing Cycle Investments to a new Cycle Investment or to the Subaccounts at least one Business Day before the Cycle End Date, we will allocate the proceeds of maturing Cycle Investments to a new Cycle Investment of the same Cycle Type. If such a new Cycle Investment is not available, we will allocate the proceeds to the Default Account. A new Cycle Investment will be subject to the new Cap Rate, Participation Rate, or Trigger Rate we have declared for such Cycle Investment. We will inform you in writing, or electronically, if applicable, of the Cap Rate, Participation Rate, or Trigger Rate and Trigger Point for the new Cycle Investment to which your Contract Value is allocated. If the Cap Rate, Participation Rate, or Trigger Rate and Trigger Point is not satisfactory to you, you will be eligible to “bailout” of the new Cycle Investment. See “Cap Rates, Participation Rates, and Trigger Rates and Trigger Points” below for more information about exercising your right to bailout of the Cycle Investment.
Limited Participation in Positive Performance
Any increase in the value of the Contract Owner’s Cycle Investment for any Cycle, on the Cycle End Date, is limited by the Cycle’s Cap Rate, Participation Rate, or Trigger Rate and Trigger Point which could cause the Contract Owner’s Cycle Investment on any Cycle Business Day to be lower than they would otherwise be if the Contract Owner invested, for example, in a mutual fund or exchange-traded fund tracking the same Index. The Cap Rates, Participation Rates, and Trigger Rates and Trigger Points benefit us because they limit the hedging costs to cover the amount of increase in the Cycle Investment that we may be obligated to pay. We set the Cap Rates, Participation Rates, and Trigger Rates and Trigger Points at our discretion. For Cycle Investments with a Cap Rate that have a Cycle Start Date prior November 13, 2023, the Fair Value calculation, which determines the amount available for withdrawal, will take into account the Proportional Cap Rate, which may reduce the Cycle
Investment Unit Value based on the time remaining until the Cycle End Date Term. Cycle Investments that have a Cycle Start Date on or after November 13, 2023 do not include a Proportional Cap Rate. Generally, Cycle Investments that provide greater protection against negative Index performance through the Floor Rate or Buffer Rate have lower Cap Rates, Participation Rates, and Trigger Rates and higher Trigger Points than Cycle Investments with the same Index and Cycle Term that provide less protection.
Cap Rates, Participation Rates, and Trigger Rates
The Cap Rate for a Cycle Investment with a Cap Rate Crediting Type, the Participation Rate for a Cycle Investment with a Participation Rate Crediting Type, and the Trigger Rate for a Cycle Investment with a Trigger Rate Crediting Type are declared on the Cycle Start Date and will be disclosed on our website https://www.srslivewell.com/variable-annuities. Prior to the Cycle Start Date, we will post Indicative Rates every Tuesday. The Cap Rate, Participation Rate, and Trigger Rate for a new Cycle Term may be higher, lower, or equal to the Cap Rate, Participation Rate, or Trigger Rate for the prior Cycle Term and/or the Indicative Rate. There is a risk that the Cap Rate or Trigger Rate will be lower than the Index’s rate of return. For Participation Rates lower than 100%, investors will not fully participate in the Index’s positive rate of return.
We have established a minimum Cap Rate for each available Cycle Investment with a Cap Rate Crediting Type, a minimum Participation Rate for each available Cycle Investment with a Participation Rate Crediting Type, and a minimum Trigger Rate for each available Cycle Investment with a Trigger Rate Crediting Type, which is the Rate Threshold disclosed in this prospectus. If we cannot offer the Cycle Investment with a Cap Rate, Participation Rate, or Trigger Rate that is equal to or above the applicable Rate Threshold, the Cycle Investment will not launch on the Cycle Start Date for the new Cycle Term. If this occurs, there is a risk that allocation of your Contract Value to a different Cycle Investment will be delayed until the following cycle launch because a new Cycle Investment can only be established on a Cycle Start Date (i.e., the first or third Thursday of each month). There is also a risk that you may not have a Cycle Investment to invest in if we decide not to offer any Cycle Investments in the future. Contract Value that you allocate to a Cycle Investment that does not launch will remain in the Default Account until you provide us with alternative allocation instructions.
The Cap Rates, Participation Rates, and Trigger Rates apply from the Cycle Start Date to the Cycle End Date. The Cap Rate is a limit on the maximum rate of return on a Cycle Investment at the end of the Cycle Term, not the end of each year of the Cycle Term. It is not an annual limit. For Participation Rates with multi- year Cycle Terms, the Participation Rate is the portion of the Index gain on a Cycle Investment at the end of the Cycle Term, not the end of each year of the Cycle Term. If the Index return is equal to or greater than the Trigger Point, the Trigger Rate is the exact rate of return on a Cycle Investment at the end of the Cycle Term, not the end of each year of the Cycle Term. Interim changes in the value of the Cycle Investment during a Cycle Term will occur, and may be higher or lower, sometimes significantly higher or lower, than the return on the Cycle Investment on the Cycle End Date.
We will inform you of the final Cap Rate, Participation Rate, and Trigger Rate for each new Cycle Investment (whether an initial Cycle Investment or a renewal from a maturing Cycle Investment) to which your Contract Value is allocated. If the Cap Rate, Participation Rate, or Trigger Rate is not satisfactory to you, you will be eligible to “bailout” of the new Cycle Investment, regardless of whether it is an initial Cycle Investment or a renewal from a maturing Cycle Investment. In order to exercise your right to bailout of the Cycle Investment, you must notify us within 2 business days from the day we send you notice of the final Cap Rate(s), Participation Rate(s), or Trigger Rates(s). When you do so, you must instruct us where to reallocate your investment. Your bailout proceeds will be equal to the entire amount you allocated to the new Cycle Investment on the Cycle Start Date, i.e., it will not be subject to any Fair Value calculation and it will not be subject to any transfer charges. Your bailout right permits you to (i) reallocate your proceeds from the Cycle Investment to different investment options under the Contract without being subject to the Fair Value calculation or any transfer charges, or (ii) withdraw your proceeds from the Cycle Investment less any withdrawals taken from the Cycle Investment and optional rider fees, without being subject to the Fair Value calculation. Surrender Charges will be assessed, if applicable. Amounts withdrawn or surrendered may also be subject to applicable surrender charges and taxes, including a 10% federal penalty tax before age 59 ½ If you do not exercise your right to bailout within 2 business days of the notice, then your Contract Value allocated to the Cycle Investment will remain invested in the Cycle Investment. This means that if you later decide to transfer or withdraw your proceeds from the Cycle Investment prior to the Cycle End Date, the Cycle Investment Unit Value of the amount you allocated to the Cycle Investment will be based on the Fair Value, and the Floor Rate or Buffer Rate will not apply. For Cycle Investments with a Cap Rate that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable. See “Transfers out of a Cycle Investment” and “Withdrawals from Cycle Investments” for more information about the consequences of transfers and withdrawals from the Cycle Investments prior to the Cycle End Date.
Cycle Investment Unit Value Based Upon Fair Value During Cycle Term
On each Cycle Business Day, other than the Cycle Start Date and Cycle End Date, we determine the Cycle Investment Unit Value for a Cycle Investment by reference to a Fair Value. The Fair Value of a Cycle Investment reflects the current value of financial instruments that would provide a return equal to the change in Index Value at the end of the Cycle Term, without regard to the Floor Rate or the Buffer Rate, as applicable. For Cycle Investments with a Cap Rate Crediting Type that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also be subject to the Proportional Cap Rate, if applicable. Cycle Investments that have a Cycle Start Date on or after November 13, 2023 do not include a Proportional Cap Rate. In some states, pending regulatory approval(s), if any, the Proportional Cap Rate will continue to be incorporated into the
Fair Value calculation for Cycle Investments that have a Cycle Start Date on or after November 13, 2023. See “Appendix B – State Variations.”
We contract with a Fair Value Calculation Agent to determine the Fair Value of a Cycle Investment based on a variety of factors such as the change in the Index Value from the Cycle Start Date, implied volatility of the Index, interest rate changes, dividend yield on the index, changes in index level, and the time remaining to the Cycle End Date. The Fair Value is determined using a formula which is determined based on the economic value of a hypothetical financial investments at the time of the valuation designed to match Cycle Investment value at the Cycle End Date. The formula is based on the value of each of these financial instruments and is determined by a Fair Value Calculation Agent using standard financial industry calculations. This means the Fair Value of a Cycle Investment before the Cycle End Date could be different than the performance of the reference Index during the calculation period. For more information on the formula used to calculate Fair Value, see “Valuation of a Cycle Investment – Cycle Value Unit Value – During the Cycle Term.”
Midland National will publish the Cycle Investment Unit Values each Business Day on its website: www.srslivewellservice.com. For more information and to see how Fair Value and Cycle Investment Unit Value are calculated, see “Cycle Investment Unit Value Examples” in the Statement of Additional Information and “Investing in the Cycle Investments” section below.
Risk Associated with the Indices
The value of the Contract Owner’s Cycle Investment is dependent on the performance of the reference Index. The performance of an Index is based on changes in the values of the securities or other investments that comprise or define the Index. The securities comprising or defining the Indices are subject to a variety of investment risks, many of which are complicated and interrelated. These risks may affect capital markets generally, specific market segments, or specific issuers. The performance of the Indices may fluctuate, sometimes rapidly and unpredictably. Negative Index performance may cause the Contract Owner to lose money. The historical performance of an Index does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a Cycle Term.
When you invest in a Cycle Investment, you are not investing directly in the reference Index. However, you are indirectly exposed to the investment risks associated with the referenced Index. Because each Index is comprised or defined by a collection of equity securities, each Index is largely exposed to market risk and issuer risk. Market risk is the risk that market fluctuations may cause the value of a security to fluctuate, sometimes rapidly and unpredictably. Issuer risk is the risk that the value of an issuer’s securities may decline for reasons directly related to the issuer, as opposed to the market generally. Over time, we may also change the Indices to which the Cycle Investments are linked. Below is a summary of important investment risks to which each Index is exposed. For more information, see “The Indices” and “Appendix C - Index Disclosures.”
•    S&P 500® Price Return Index (Bloomberg Ticker: SPX). The S&P 500® Price Return Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies. The S&P 500® Price Return does not include dividends or distributions.
•    MSCI EAFE Price Return Index (Bloomberg Ticker: MXEA). The MSCI EAFE Index is designed to represent the performance of large and mid-cap securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding the U.S. and Canada. In general, large- capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies, and the securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Securities issued by non-U.S. companies (including related depository receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). The price return index does not include dividends or distributions.
•    Russell 2000 Price Return Index (Bloomberg Ticker: RTY). The Russell 2000 Index refers to a stock market index that measures the performance of the 2,000 smaller companies included in the Russell 3000 Index. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Small-capitalization companies are more likely to fail than larger companies. The price return index does not include dividends or distributions.
•Nasdaq-100 Max 30TM Index: (Bloomberg Ticker: NDXMAX30TM), which is designed to track the performance of the Nasdaq-100 Futures Excess ReturnTM Index (the underlying index) while seeking to limit volatility to 30% annually. The underlying index is composed of futures contracts that reference the performance of the Nasdaq-100 Index®, which itself tracks the performance of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market. The underlying index is an “excess return” index, meaning its return reflects the investment return of its component futures contracts, but does not reflect any return on collateral associated with the purchase of such futures contracts. The Index adjusts exposure to the underlying index on a daily basis and may employ leverage to achieve its target volatility level. This Index may be appropriate for an investor who wants exposure to non-financial companies across major industry groups, including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology, with additional volatility control. The Index does not include dividends or distributions, and its return is subject to a 1% annualized deduction. The Index is subject to the following risks:
◦Index Futures. Index futures are subject to a variety of different risks. In general, the price of an index futures contract reflects the expected value of an index in the future, not the current value of the index. A variety of market forces and other factors can lead to a disparity between the price of an index futures contract and the current value of the referenced index. As a result, the underlying index may underperform, and will likely perform differently, than the Nasdaq-100 Index®. Index futures contracts are subject to the risk of default by obligors. These factors and others, including government regulation and intervention, can cause the price of futures contracts to be volatile and may adversely impact the performance of the underlying index and, consequently, the level of the Index or the calculation or availability of Index values.
The underlying index is an “excess return” futures-based index. Returns from investing in futures contracts are generally derived from three sources: (a) changes in the price of the relevant futures contracts (which is known as the “price return”); (b) any profit or loss realized when replacing the relevant futures contract as it reaches its expiration date with a similar futures contract that has a later expiration date (which is known as the “roll return”); and (c) any interest earned on the collateral for the relevant futures contracts (which is known as the “collateral return”). An excess return index measures the price return and roll return associated with an investment in uncollateralized future contracts. In contrast, a “total return” index would also measure the collateral return as well as the price return and roll return. An excess return index will generally underperform an otherwise identical total return index.
◦Large-Cap. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies.
◦Foreign Securities. Securities issued by non-U.S. companies (including related depository receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).=
◦Performance Drag. The Index includes a daily deduction of 1% per annum which will exert a drag on Index performance, offsetting any positive performance of the underlying index for each day and exacerbating any negative performance, and may cause the level of the Index to decline even if the underlying index is performing positively. These deductions negatively impact the performance of the Index. The performance of the Index would be approximately 1% higher if the daily deduction was not applied.
◦Volatility Control. The Index may reduce its exposure during periods of volatility in order to mitigate dramatic changes in the value of the Index. There is no guarantee that the Index will achieve its target volatility level, the methodologies used to measure historical volatility may not accurately capture volatility trends, and historical trends are not necessarily indicative of future volatility. Because volatility control may limit participation in rising markets, it may ultimately limit your returns (if any) under a Cycle Investment. In addition, each Cycle Investment already provides limited downside protection in the form of its Cycle Structure. You should consider whether selecting a Cycle Investment linked to an Index that also includes volatility control is consistent with your risk tolerances and investment goals.
◦Leverage. When the Index has leveraged exposure to the underlying index, any movements in the level of the underlying index may result in greater changes in the level of the Index than if leverage was not used. In particular, the use of leverage will amplify any negative performance of the underlying index. Leverage may significantly increase the Index's volatility, even when leverage is used as part of a volatility control mechanism.
◦Concentration. The Index allocates to a single underlying index and as such the Index will be subject to the risks affecting the underlying index on a concentrated basis.
◦Disruptive Events. The occurrence of certain disruptive and extraordinary events, such as the unavailability of necessary data to apply the Index methodology, could impair the operation of the Index. Should such an event occur, the Index publisher may take any actions permitted by the Index rules, such as exercising limited discretion in determining the Index values or discontinuing the Index.
◦New Index. The Index has limited performance history and may perform in unanticipated ways. Generally, there is less publicly available information about the Index compared to more established market indices.
◦Exclusive Licensing. Use of the Index in connection with annuity contracts has been exclusively licensed to Midland National Life Insurance Company. If the exclusive licensing agreement is not renewed, the Index may become available through other investment vehicles or may be discontinued.
•S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER (Bloomberg Ticker: SPEV35D1) (the “Index”) is designed to provide leveraged exposure to an underlying performance calculation (the “Underlying Benchmark”) that is intended to produce a return that correlates to the S&P 500 futures market. The Index is comprised of five equally-weighted sub-indices that each reflect leveraged exposure to the Underlying Benchmark. The leveraged exposure of each sub-index to the Underlying Benchmark is “reset” on a weekly basis, each on a different weekday (Mon. – Fri.). The Index tracks exposure to the Underlying Benchmark on a volatility targeted basis, after which a 1% decrement per annum is deducted. The Index has a volatility target of 35%, which it attempts to achieve by applying leverage to its exposure to the Underlying Benchmark (up to a maximum of 500%) when the calculated forward volatility (not actual realized volatility) is less than the volatility target, and by reducing its exposure to the Underlying Benchmark below 100% when the calculated forward volatility is greater than the volatility target (subject to a floor at 25% of the prior week’s rebalancing). The calculated forward volatility is based on implied volatility, which represents market expectations of future volatility as derived from the price of exchange-traded options on the S&P 500 Price Return Index.

The Underlying Benchmark is equal to the return of the S&P 500 Total Return Index (the “Underlying Index”) less the federal funds rate and less a “Spread” (each expressed as an annual percentage deducted daily). Currently, the Spread is a fixed rate of 0.50%. Effective July 1, 2026, the Spread will be a floating rate based on the Adjusted Interest Rate (AIR) S&P 500 Total Return Index Futures contracts less 0.25%, which is intended to better reflect changing market conditions. As of December 31, 2025, the current federal funds rate was 3.64% and the floating rate based on AIR S&P 500 Total Return Index Futures contracts was 0.63%.. Both of these rates will fluctuate over time, and may be higher or lower in the future. The Index’s exposure to the Underlying Benchmark (which includes the deduction of the federal funds rate and the Spread from the performance of the Underlying Index) and the Index’s deduction of the 1% decrement will reduce the Index return and cause the Index to underperform a direct investment in the underlying securities composing the Index.
The following is a discussion of risks relating to the S&P 500 35% Edge Volatility 1% Decrement Index (USD) ER.
▪Performance Drag. There is a risk that the Index will never appreciate enough to offset the negative effects of the Underlying Benchmark deductions and the 1% decrement. The Index provides leveraged exposure to the Underlying Benchmark, which includes a daily deduction of the federal funds rate and the Spread (each expressed as an annual percentage). Currently, the Spread is a fixed rate of 0.50%. Effective July 1, 2026, the Spread will be a floating rate based on the AIR S&P 500 Total Return Index Futures contracts less 0.25%, which is expected to better reflect changing market conditions. As of December 31, 2025, the current federal funds rate was 3.64% and the current floating rate based on AIR S&P 500 Total Return Index Futures contracts was 0.63%. Both of these rates will fluctuate over time and may be higher or lower in the future. The performance of the Underlying Benchmark would always be greater if these deductions were not applied because they put a “drag” on performance: they decrease any positive performance of the Underlying Index and they increase any negative performance. This may cause the Underlying Benchmark to decline even if the Underlying Index is performing positively. Any positive performance of the Underlying Benchmark will only be to the extent that the Underlying Index return is greater than the effects of the deductions. Any negative return will always be increased by the deductions. Even if the Underlying Index performance is flat, the deductions will cause the level of the Underlying Benchmark to decline steadily. The Index return will reflect these deductions through its exposure to the Underlying Benchmark.
In addition, the Index is a “decrement index,” which means that the value of the Index will be reduced at a rate of 1% per annum. The decrement will be a drag on the performance of the Index, potentially offsetting positive returns that would otherwise result from the Index’s exposure to the Underlying Benchmark (which may be highly leveraged); increasing negative returns that would otherwise result from the Index’s exposure to the Underlying Benchmark; and causing the level of the Index to decline steadily if the return of the Index’s exposure to the Underlying Benchmark would otherwise be relatively flat. The Index will not appreciate unless the return of the Index’s exposure to the Underlying Benchmark is sufficient to offset the negative effects of the decrement, and then only to the extent that the return is greater than the decrement. This means, due to the decrement, the level of the Index may decline even if the return of the Index’s exposure to the Underlying Benchmark would otherwise have been positive.
▪Impact of Leverage. The Index is highly risky because it may reflect highly leveraged exposure to the Underlying Benchmark and may therefore experience a decline that is many multiples of any decline in the Underlying Benchmark. Leveraged exposure means that the Index could be exposed to higher losses than the Underlying Benchmark, as well as lower gains. The Index tracks exposure to the Underlying Benchmark on a volatility targeted basis, after which the 1% decrement is deducted. The Index has a volatility target of 35%, which it attempts to achieve by applying leverage to its exposure to the Underlying Benchmark (up to a maximum of 500%) when the calculated forward volatility is less than the volatility target, and by reducing its exposure to the Underlying Benchmark below 100% when the calculated forward volatility is greater than the volatility target. The calculated forward volatility is based on implied volatility. Implied volatility represents market expectations of future volatility as derived from the price of exchange-traded options on the S&P 500 Price Return Index.
It is expected that the calculated forward volatility will frequently be less than the 35% volatility target. This means that the Index will frequently have more than 100% exposure to the Underlying
Benchmark. If the Underlying Benchmark declines at a time when the Index has leveraged exposure to it, the decline in the Index will be equal to the decline in the Underlying Benchmark multiplied by the leverage (subject to further reduction because of the 1% decrement). For example, if the Underlying Benchmark declines by 5% at a time when the Index has 500% leveraged exposure to the Underlying Benchmark, the Index will decline by 25% over that time (subject to further reduction because of the 1% decrement). This potential for losses on a highly leveraged basis makes the Index highly risky. The use of leverage may increase the likelihood that losses could exceed the Buffer under your Cycle Investment.
The Index may not fully participate in any appreciation of the Underlying Benchmark. At any time when the calculated forward volatility is greater than the 35% volatility target, the Index will have less than 100% exposure to the Underlying Benchmark and therefore will not fully participate in any appreciation of the Underlying Benchmark. For example, if the Index has 50% exposure to the Underlying Benchmark at a time when the Underlying Benchmark appreciates by 5%, the Index would appreciate by only 2.5% (before the decrement). In addition, decrement is deducted daily at a rate of 1% per annum even when the Index has less than 100% exposure to the Underlying Benchmark, which will further reduce performance. This means that the Index could significantly underperform the Underlying Benchmark.
▪Impact of Volatility Methodology. There is a risk that the Index may realize significant losses if it is not consistently successful in increasing exposure to the Underlying Benchmark at the optimal time (in advance of increases in the Underlying Benchmark) and reducing exposure to the Underlying Benchmark at the optimal time (in advance of declines in the Underlying Benchmark). The Index increases and decreases its exposure to the Underlying Benchmark based on calculated forward volatility (not actual realized volatility) and its 35% volatility target. In doing so, it assumes: (1) that the Underlying Benchmark will tend to increase in times of lower volatility and decline in times of higher volatility; (2) that the calculated forward volatility, as derived from the market prices of exchange-traded options on the S&P 500 Price Return Index on each weekly rebalancing date, will be an effective predictor of future volatility of the Underlying Benchmark over the next week; and (3) that the 35% volatility target will be an effective level of volatility at which to draw the line between leveraged exposure and deleveraged exposure to the Underlying Benchmark. There is no guarantee that these assumptions will be proven correct over any given time period.
The Index may perform less favorably than it would if its volatility targeting mechanism were based on an alternative volatility measure, such as actual realized volatility, rather than implied volatility. Implied volatility represents market expectations of future volatility as derived from the price of exchange-traded options on the S&P 500 Index. Market expectations of future volatility may not accurately forecast future volatility. This means that relying on implied volatility may cause the Index to be less successful in maintaining its volatility target (and have lower Index performance) than it would have been if another measure of volatility had been used.
If any of these assumptions do not prove to be consistently correct, then the Index may perform poorly as a result of having highly leveraged exposure (greater than 100%) to the Underlying Benchmark at a time of declines and/or having reduced exposure (less than 100%) to the Underlying Benchmark at a time of increases. This poor performance will be further increased by the deduction of the 1% decrement. This means that the Index could significantly underperform the Underlying Benchmark.
▪Rebalancing Delay. There is a risk that, by not rebalancing more frequently, the Index may be negatively impacted. The leveraged exposure of each sub-index to the Underlying Benchmark is “reset” on a weekly basis, each on a different weekday (Mon. – Fri.). If the calculated forward volatility at that time is relatively low, that sub-index will have relatively high leveraged exposure to the Underlying Benchmark for the next week, even if the actual realized volatility spikes, and the Underlying Benchmark declines significantly in value immediately after the rebalancing. That sub-index would consequently have highly leveraged exposure to those losses (which will be further increased by the deduction of the 1% decrement) until the next weekly reset in the leveraged exposure of that sub-index. In the case of a sudden increase in volatility and a sudden decline in value, multiple sub-indices may have highly leveraged exposure to declines over multiple days, and the Index may experience poor performance as a result.
Conversely, a sudden decrease in volatility and appreciation in Underlying Benchmark value could result in low exposure to the Underlying Benchmark’s appreciation in value. Taken together, these factors may cause the Index to perform particularly poorly in a temporary market crash – a sudden significant decline that is quickly reversed – because the Index would participate on a highly leveraged basis in the decline and then fail to participate fully in the recovery.
▪Decay Effect. There is a risk that the Index may be adversely affected by a “decay” effect, which may increase the negative effect of having highly leveraged exposure to declines in the Underlying Benchmark followed by reduced exposure to its increases. Because each sub-index of the Index only rebalances its leveraged exposure to the Underlying Benchmark on a weekly basis, if the Underlying Benchmark moves in one direction one week and another direction the next, there would be a decay effect. This is because resetting leverage after an increase but in advance of a decline would cause the Index to have increased exposure to that decline and, conversely, resetting leverage following a decline but in advance of an increase would cause the Index to have decreased exposure to that increase. The more this (up and down) pattern repeats, the lower the performance of the Index would be compared to the performance of the Underlying Benchmark.
▪New Index. There is a risk that the Index may perform in unexpected ways. The Index launched on October 18, 2024 and has limited actual performance data. An investment linked to an index with an established record may present less risks than an investment linked to one with little or no history, like the Index.
▪Index Changes. There is a risk that if changes are made to the Index, they may affect the value of the Cycle Investments that reference the Index. The sponsor of the Index may at any time make methodological changes or other changes in the way it operates that could affect the value of the Index. We are not affiliated with the Index sponsor and, accordingly, we have no control over any changes the sponsor may make. Such changes could adversely affect the performance of the Index and the positive return, if any, on any Cycle Investments that reference the Index. In the event the Index is changed substantially, we may exercise our right to stop offering and/or replace the Index with an available comparable Index for future Cycle Investments. See “Replacement of an Index” below.
▪Large-Cap. The Underlying Index is comprised of equity securities issued by large-capitalization U.S. companies. There is a general risk that large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies.

◦Invesco QQQ ETF (Bloomberg Ticker: QQQ). The Invesco QQQ ETF (“QQQ”) is an exchange-traded fund (ETF) designed to track the performance of the Nasdaq‑100 Index, which comprises approximately 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market, weighted by market capitalization. QQQ provides investors with broad exposure to many of the leading companies in sectors such as information technology, consumer discretionary, communications services and healthcare, with an emphasis on innovation-oriented firms. The Index performance for Cycle Investments linked to QQQ is based on closing value. This Index reflects dividends paid on the underlying securities, and applies a 0.18% expense ratio.
The following is a discussion of risks relating to the Invesco QQQ ETF.
•Tracking Error. QQQ seeks to track the investment results of a specific market index, the Nasdaq-100 Index. Due to a variety of factors, including the fees and expenses associated with the ETF, the ETF’s performance may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the underlying index. This potential divergence between the ETF and the specific market index is known as tracking error.
•Large-Cap. Because QQQ’s underlying exposure is concentrated in large-cap growth companies, the strategy may benefit from strong performance in growth-oriented equity markets, but may also face greater drawdowns when growth stocks underperform or when sector rotation occurs. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies.
•Concentration. QQQ is not a diversified broad-market index (such as an S&P 500 type index) and has sector- and company-concentration, and is therefore subject to those risks on a concentrated basis.
Reference Indexes with No Dividends or Distributions Included in the Index
We reference the S&P 500® Price Return Index (Bloomberg Ticker: SPX), the MSCI EAFE Price Return Index (Bloomberg Ticker: MXEA), the Russell 2000 Price Return Index (Bloomberg Ticker: RTY), and the Nasdaq-100 Max 30TM Index (Bloomberg Ticker: NDXMAX30TM), whose returns do not include any dividends or other distributions declared by the companies included in the Index. This results in lower Index returns and, therefore, may negatively impact the performance of the Cycle Investments.
No Rights in the Securities Underlying the Index
A Cycle Investment does not involve investing in the associated Index nor in any securities included in that Index. As a result, Contract Owners will not have voting rights, rights to receive cash dividends or other distributions or other rights that holders of securities comprising the indexes would have. We calculate the increase in value of Cycle Investment without taking into account any such distributions or dividends paid.
Replacement of the Index
If an Index is discontinued, we reserve the right to replace it with an alternative index for future Cycle Investments. We will give at least a 30 days’ notice of the change, unless the Index provider gives us less than 30 days notice, in which case we will give you notice as soon as practicable at our discretion. We will attempt to choose a replacement index that has a similar investment objective and risk profile to the discontinued Index. If we replace an Index, any future Cycle Investments will be available with the same Cap Rate Threshold, Floor Rate and Buffer Rate features. In addition, in the event the Index for a Cycle Investment is changed substantially, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive, we may stop offering and/or replace the Index with an available comparable Index for future Cycle Investments. You bear the risk that the replacement index may not be acceptable to you.
Due to the possibility that an Index may be discontinued, we cannot guarantee that any Index will remain available through the end of a Cycle Term. In the event an Index is discontinued, we will terminate the Cycle Investment, as described below.
If an Index were to be discontinued, we will end, or mature, the Cycle Term before its scheduled Cycle End Date as of the date of the most recently available closing value of the Index before its discontinuance. We will use that closing value to calculate the Cycle Investment return, positive or negative, through that date. We will apply the Index performance as of that date subject to the Crediting Type (i.e., Cap Rate, Participation Rate, or Trigger Rate) and the Cycle Structure (i.e.,Floor or Buffer Rate), as applicable. For example, if the Index was up 10% at the time we matured the Cycle for a Cycle with an 8% Cap Rate, we would credit an 8% return to your Cycle Investment Value, for a Cycle with a 90% Participation Rate, we would credit a 9% return to your Cycle Investment Value, and for a Cycle with a 0% Trigger Point and an 8% Trigger Rate we would credit an 8% return to your Cycle Investment Value. If the Index was down 30% at the time we matured the Cycle for a Cycle with a -10% Buffer Rate, we would credit a -20% negative return to your Cycle Investment Value and for a Cycle with a -10% Floor Rate, we would credit a -10% negative return to your Cycle Investment Value. We would provide notice about ending the Cycle Term as soon as practicable and ask for instructions on where to transfer your Cycle End Date value. If you do not provide us with instructions, your Cycle End Date value will be transferred to the Default Account and will remain there until you provide us with alternative allocation instructions.
In the case of any of the types of early maturities discussed above, you can allocate the Cycle Investment Value to any of the available investment options, such as immediately to a Subaccount.
RISKS OF INVESTING IN THE SUBACCOUNTS

Risk of Loss
You bear the risk of any decline in the Accumulation Value of your Subaccounts resulting from the performance of the Investment Portfolios you have chosen. The Accumulation Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Investment Portfolio. The investment risks are described in the prospectuses for the Investment Portfolios.
Availability of Investment Portfolios
We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of an Investment Portfolio that are held in the Subaccount. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of an Investment Portfolio are no longer available for investment or if, in our judgment, further investment in any portfolio should become inappropriate, we may redeem the shares of that Investment Portfolio and substitute shares of another Investment Portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.
OTHER GENERAL RISKS OF INVESTING IN THE CONTRACT
Financial Strength of Midland National
Midland National is solely responsible for all guarantees provided under the Contract, including without limitation values calculated for the Cycle Investments, a Death Benefit and any annuity payments. Our General Account assets, which support these guarantees and payments are subject to the claims of our creditors. As such, the guarantees and payments are subject to our financial strength and claims paying ability and, therefore, to the risk that we may default on the guarantees and payments. For information on our financial condition, please review our financial statements included in the Statement of Additional Information.
Optional Benefit Risk
If you choose to purchase one or both of the optional benefits available for an additional charge, the fees for the optional benefit(s) will be deducted from your Contract Value, including the Cycle Investments.
Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. For Cycle Investments with a Cap Rate that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable.
When charges for optional benefits are deducted from the Cycle Investments, the Cycle Investment Value from which the deduction is taken is based on the Fair Value calculation unless the deduction is made on the Cycle End Date. If a deduction is taken to pay optional benefit charges on any day prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if a deduction is taken to pay optional benefit charges on any day prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if the deduction was taken on the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower.
The fees for the optional benefit(s) you select will be deducted from your Contract Value for the life of the Contract. You cannot voluntarily terminate an optional benefit available without surrendering or annuitizing your Contract. If you purchase the Surrender of Waiver Charge Rider and do not take withdrawals that would otherwise have been subject to a Surrender Charge, you will have paid for the benefit without realizing any financial savings provided by the benefit. Withdrawals may reduce the Return of Premium Death Benefit by more than the amount withdrawn, and it is possible that the Return of Premium Death Benefit will be no greater than the Contract Value Death Benefit for which we do not assess a charge. There is a risk that any financial savings or return provided by an optional benefit will ultimately be less than the amount you paid for the benefit.
Upon the Contract’s Maturity Date, any optional benefits, including the Return of Premium Death Benefit, you have elected will terminate without value.
The Return of Premium Death Benefit Rider and the Waiver of Surrender Charge Rider are not available in all states. See Appendix B: State Variations.
The Inherited IRA and Non-Qualified Stretch Contracts are only offered with Waiver of Surrender Charge Rider.
Adverse Tax Consequences
Certain transactions including, but not limited to, withdrawals (including systematic withdrawals and required minimum distributions) and surrenders may lead to a taxable event. If you purchase the Contract through a tax advantaged retirement account, distributions received before you attain age 59 1⁄2 may be includable in income and subject to a 10% penalty tax. If you take a withdrawal from a Non-Qualified Contract, any earnings before you attain age 59 1⁄2 may be included in income and subject to a 10% penalty tax in addition to ordinary income tax. In addition, existing tax laws that benefit this Contract may change at any time.
Premium Payment Risk
Your ability to make subsequent premium payments is subject to restrictions. We reserve the right to refuse any premium payment, to further limit your ability to make subsequent premium payments with advance notice, and require our prior approval before accepting premium payments. There is no guarantee that you will always be permitted to make premium payments. If we refuse and/or limit your premium payments:
•your ability to increase your Contract Value will be affected, which in turn will affect the amounts that may be applied to an annuity payout option or toward the Contract Value Death Benefit;
•you will be unable to increase the value of the Return of Premium Death Benefit; and
•the potential financial savings provided by the Waiver of Surrender Charge Rider will be limited, because Surrender Charges are not assessed after 6 years following your last premium payment..

Minimum Contract Value Risk
The minimum amount that can be left in the entire Contract after a withdrawal is $1,000.00. The entire Contract will be terminated and the balance will be distributed to the Contract Owner if a withdrawal causes the Contract Value to drop below $1,000.00.
Cybersecurity
We rely heavily on interconnected computer systems and digital data to conduct our insurance business activities. Because our insurance business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (hardware and software malfunctions) and cyber-attacks. Cyber-attacks may be systemic (affecting the internet, cloud services, or other infrastructure) or targeted (failure in or breach of our systems or those of third parties on whom we rely).There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Due to the increasing sophistication of cyber-attacks, such cybersecurity incidents could occur and persist for an extended period of time without detection. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, and unauthorized release of confidential customer information. For instance, cyber-attacks may: interfere with our processing of Contract transactions, including the processing of orders from our website; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage.
Cybersecurity risks may also affect the Indices and the Investment Portfolios in which the Subaccounts invest. Breaches in cybersecurity may cause the performance of an Index or Investment Portfolio to be calculated incorrectly, which could affect the calculation of values under the Contract. We are not responsible for the calculation of any Index or the performance of any Investment Portfolio, Breaches in cybersecurity may also negatively affect the value of the securities or other investments that comprise or define an Index or in which a portfolio invests.
Catastrophic Events
Catastrophic events including, but not limited to, terrorist attacks, floods, severe storms or hurricanes, computer cyber-terrorism, military actions or a pandemic disease like the novel coronavirus known as COVID-19, could have a material and adverse effect on our business in several respects by:
•    causing long-term interruptions in our service and the services provided by our significant vendors;
•    creating economic uncertainty, and reducing or halting economic activity;
•    disrupting the financial markets and adversely affecting the value, volatility, and liquidity of securities and other instruments;
•    increasing mortality or mortality risks that could adversely affect our claims experience, the actuarial assumptions that underlie our insurance products, and the costs of reinsurance.
The extent to which these types of catastrophic events may impact our business, results of operations, financial condition, liquidity, or prospects will depend on future developments that are highly uncertain and cannot be predicted.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
BENEFITS UNDER THE CONTRACT
The following table summarizes information about the benefits available under the Contract. The availability of Contract benefits may vary depending on the broker-dealer through which the Contract is sold. See APPENDIX D: FINANCIAL INTERMEDIARY VARIATIONS.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Systematic Withdrawal Program	Allows you to set up an automatic payment of up to 10% of your total premium payments each year	Standard	No Charge	•Each payment must be at least $100 (unless we consent otherwise).
•Subject to any applicable income taxes, including a possible 10% federal tax penalty if taken before age 59 1⁄2.
Dollar Cost Averaging (“DCA”) Program	Allows you to systematically transfer a set amount each month from a Subaccount to other available Subaccounts	Standard	No Charge	•Your Accumulation Value must be at least $10,000 to initiate the DCA program.
•The minimum amount that you may transfer monthly is $100, quarterly is $300, and semi-annually is $600 and annually is $1,200.
•Not available during the Free Look Period. Not available if you elect Portfolio Rebalancing.
•Transfers only available among Subaccounts – Cycle Investments are not eligible.
Portfolio Rebalancing Program	Allows us to automatically rebalance your Accumulation Value to return to your original percentage allocations	Standard	No Charge	•Your Accumulation Value must be at least $10,000 to initiate the DCA program.
•We will terminate the program if you direct any subsequent reallocation, contribution or partial withdrawal on other than a pro-rata basis.
•We reserve the right to end the portfolio rebalancing program by sending you one month’s notice. You may not elect Portfolio Rebalancing if you have an active DCA program.
•Not available if you elect DCA.
•Transfers only available among Subaccounts – Cycle Investments are not eligible.
Standard Death Benefit	Pays your beneficiary your Contract Value	Standard	No Charge	•Terminates upon the Maturity Date.

Return of Premium Death Benefit Rider	Pays your beneficiary the greater of (i) your Contract Value or (ii) your total premium payments, adjusted for withdrawals	Optional	0.20% (as an annualized percentage of Contract Value)	•Only available at Contract issue. If you purchased your Contract prior to November 13, 2023, this benefit is not available.
•Only available at Issue Ages 0-75
•Not available in all states
•Cannot be voluntarily terminated •Terminates at maturity or change in ownership.
•Withdrawals will reduce the value of the benefit in the same proportion that the withdrawal reduced the Contract Value, which may be more than the amount withdrawn.
Waiver of Surrender Charge Rider	Increase your Free Withdrawal Amount to 100% of the Contract Value	Optional	0.30% (as an annualized percentage of Contract Value)	•Only available at Contract issue. If you purchased your Contract prior to November 13, 2023, this benefit is not available.
•Only available at Issue Ages 0-85
•Not available in all states •Must be elected for Qualified Contracts purchased through an Inherited IRA or for Non-Qualified Stretch Contracts.
Systematic Withdrawals
The systematic withdrawal feature allows you to have a portion of your Contract Value withdrawn automatically. For example, you may elect to have $500 withdrawn from your Contract Value automatically every month.
These withdrawals occur only: (1) while the Owner is living, (2) before the Maturity Date, and (3) after the Free Look Period. You may elect this option by sending a properly completed service form to our Customer Service Center. You may designate the systematic withdrawal amount and the frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See your Contract for details on systematic withdrawal options and when each begins.
Unless we receive instructions from you, we will deduct all systematic withdrawals pro-rata from the Subaccounts until your Accumulation Value is exhausted, then from the Cycle Investments on a pro-rata basis, then from the Default Account. You may instruct us to take systematic withdrawals from all Investment Options – all Investment Portfolios Available Under the Contract Investment Options and all Cycle Investments – on a pro-rata basis. If you take a systematic withdrawal from a Cycle Investment during the Cycle Term prior to the Cycle End Date, you will receive the Cycle Investment Unit Value times the number of Cycle Investment Units withdrawn and the Floor Rate or Buffer Rate will not apply. The Cycle Investment Unit Value prior to the Cycle End Date is based on the Fair Value of the Cycle, Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. For Cycle Investments with a Cap Rate that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable. Cycle Investments that have a Cycle Start Date on or after November 13, 2023 do not include a Proportional Cap Rate. This Fair Value calculation means that before the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains than on the Cycle End Date (which could be further reduced by the Proportional Cap, if applicable), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses than on the Cycle End Date (because the Floor and Buffer Rates do not apply). If you take a withdrawal prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if you take a withdrawal prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. You should consult with a financial professional before taking Systematic Withdrawals from the Cycle Investments prior to the Cycle End Date.
If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then we will process your withdrawal at the Accumulation Unit Value and/or Cycle Investment Unit Value determined at the close of the next Valuation Period.
You can stop or modify the systematic withdrawals by sending us a Written Notice. A proper Written Notice must include the consent of any effective assignee or irrevocable Beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Each request for withdrawal amounts of less than $100 will be reviewed on a case-by-case basis. We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $100.
Upon payment, we reduce your Contract Value by an amount equal to the payment proceeds. In no event will the payment of a systematic withdrawal exceed the Surrender Value. The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Surrender Value to equal zero.
To the extent, if any, that there is gain in the Contract, systematic withdrawals generally are included in the Owner’s gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 1⁄2. Additional terms and conditions for the systematic withdrawal program are set forth in your Contract and in the application for the program.
Dollar Cost Averaging (DCA)
The Dollar Cost Averaging (DCA) program enables you to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account into one or more of the Subaccounts.
For example, you can instruct us to transfer $1,000 on the first of each month to an Investment Portfolio that you have selected. Hypothetically, the $1,000 allocation may have bought 50 Accumulation Units of the Investment Portfolio in January, 65 Accumulation Units in February, and 45 Accumulation Units in March. In these three months, you allocated $3,000 to the Investment Portfolio which has resulted in 160 Accumulation Units. The value of each Accumulation Unit is an average of the three values used at the time of allocation. If you had allocated the entire $3,000 at one time, the total value might be higher or lower.
You may elect the DCA program on a monthly, quarterly, semi-annual or annual basis. Your Accumulation Value must be at least $10,000 to initiate the DCA program. The minimum amount that you may transfer monthly using DCA is $100, quarterly is $300, semi-annually is $600 and annually is $1,200.
You may select any Subaccount as the source account. The source account must have a minimum beginning balance of $1,200. The DCA program may reduce the impact of market fluctuations by allocating Accumulation Value to Subaccounts over time. The DCA program does not ensure a profit nor protect against a loss in declining markets.
You may elect only one DCA program at any time. You must complete the proper request form and send it (in Good Order) to our Customer Service Center. The minimum amount of time at set-up is 3 months. There is no maximum set-up time limit. We reserve the right to limit or change the minimum and maximum timeframes for the DCA program. You may qualify to begin a DCA program by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. The DCA request form will specify:
•    the DCA source Subaccount from which transfers will be made,
•    the total monthly amount to be transferred to the other Subaccount(s), and
•    how that monthly amount is to be allocated among the Subaccounts.
Once you elect DCA, you may allocate additional premium payments to the DCA source Subaccount by sending them in with a DCA request form or written instructions. Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless you specify otherwise. All amounts in the DCA source Subaccount will be available for transfer under the DCA program.
If requested at issue, the DCA will start on the same day of the month as the Issue Date in the second Contract Month. If requested after issue, it will start on the same day of the month as the Issue Date during Contract Month after the request is received. The DCA is not available until the end of the Free Look Period.
You may stop the DCA program at any time by sending us Written Notice. The DCA program will automatically terminate when the source Subaccount does not have sufficient Accumulation Value to fund the DCA transfers. We reserve the right to end the DCA program by sending you one month’s notice. You may not elect a DCA program together with a Portfolio Rebalancing program.
We do not charge any specific fees to participate in a DCA program.
The DCA applies only to the Subaccounts. It is not available for the Cycle Investment Options.
If you are enrolled in a dollar cost averaging, automatic rebalancing or a comparable program when an underlying Investment Portfolio merger, substitution or liquidation takes place, unless otherwise noted in a communication from us, your Accumulation Value invested in such Subaccounts will be transferred automatically to the designated surviving Subaccount, in the case of mergers; the replacement Subaccount, in the case of substitutions; and in the Default Account in the case of liquidations. Your DCA or automatic rebalancing enrollment instructions will be automatically updated to reflect the surviving Subaccount, the replacement Subaccount or the Default Account, as the case may be, for any continued and future transfers or premium payments.
Portfolio Rebalancing
If you elect the Portfolio Rebalancing program, we will automatically reset your Accumulation Value allocated to each Subaccount to percentage levels that you request. If you elect this option, we will transfer amounts among the Subaccounts necessary to “rebalance”
the Accumulation Value to your specified percentages. You may direct us to perform the rebalancing on a quarterly, semi-annual, or annual basis.
For example, assume that you want your initial premium payment split between two Investment Portfolios. You want 40% in Investment Portfolio A and 60% in Investment Portfolio B. Hypothetically, over the next 2 1⁄2 months “A” does very well while “B” performs poorly. At the end of the first quarter, “A” now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in “A” to bring its value back to 40% and use the money to buy more units in “B” to increase those holdings to 60%.
Portfolio rebalancing will occur on the same day of the month as the Issue Date. If the rebalance date does not fall on a Business Day, the rebalancing will be processed on the next Business Day. If you do not select a rebalancing period, we will rebalance your Subaccounts on a quarterly basis. Rebalancing will be based on your most recent investment directions.
Portfolio rebalancing may result in transferring amounts from a Subaccount earning a relatively high return to one earning a relatively low return. Your Accumulation Value must be at least $10,000 to initiate a portfolio rebalancing program. Contact us at our Customer Service Center to elect the portfolio rebalancing program.
Portfolio rebalancing will remain in effect until we receive your written termination request. We will also terminate the program if you direct any subsequent reallocation, contribution or partial withdrawal on other than a pro-rata basis. We reserve the right to end the portfolio rebalancing program by sending you one month’s notice. You may not elect portfolio rebalancing if you have an active DCA program.
There is no charge for portfolio rebalancing transfers, and rebalancing transfers do not count towards your transfer limits.
Portfolio rebalancing applies only to the Subaccounts. It is not available or the Cycle Investment options.
If you are enrolled in a dollar cost averaging, automatic rebalancing or a comparable program when an underlying Investment Portfolio merger, substitution or liquidation takes place, unless otherwise noted in a communication from us, your Accumulation Value invested in such Subaccounts will be transferred automatically to the designated surviving Subaccount, in the case of mergers; the replacement Subaccount, in the case of substitutions; and in the Default Account in the case of liquidations. Your DCA or automatic rebalancing enrollment instructions will be automatically updated to reflect the surviving Subaccount, the replacement Subaccount or the Default Account, as the case may be, for any continued and future transfers or premium payments.
Death Benefit
If an Owner dies before the Maturity Date and while the Contract is still in force, we will pay a Death Benefit to your designated Beneficiary. The amount of the Death Benefit is based on which death benefit option is elected and determined as of the Business Day that our Customer Service Center receives the required documentation in Good Order. It is payable on receipt in Good Order (at our Customer Service Center) of satisfactory proof of the Owner’s death, an election of how the Death Benefit is to be paid, and any other required documents or forms. Payment of the Death Benefit is not subject to the Surrender Charge.
The Contract offers a standard Death Benefit, the Contract Value Death Benefit, at no additional charge. When you purchase the Contract, you may select the optional Return of Premium Death Benefit for an additional charge if the oldest Owner is younger than Issue Age 76. The Return of Premium Death Benefit is not available in all states. See “Appendix B: State Variations.”
The Contract Value Death Benefit will equal the Contract Value as of the Business Day that the Death Benefit is determined. For example, if your Contract Value is $100,000 on the date of death, September 1st, and declines to $90,000 on September 10th, which is the date that our Customer Service Center receives the required documentation in Good Order, your Death Benefit will equal $90,000.
The Return of Premium Death Benefit will equal the greater of (i) the Contract Value, or (ii) the sum of your initial premium payment plus any subsequent premium payments, less an adjustment for each withdrawal. The adjustment for withdrawals will reduce the Death Benefit by the same proportion that the withdrawal reduced the Contract Value, calculated as follows:
Death Benefit after withdrawal = Death Benefit before withdrawal * (1 – [withdrawal amount] / [Contract Value before withdrawal])
If the value of the Return of Premium Death Benefit is greater than the Contract Value at the time of the withdrawal, then the Death Benefit will be reduced by an amount greater than the amount withdrawn.
For example, assume you purchase the Contract with an initial premium payment of $100,000 and make $10,000 in additional premium payments. If you requested a $15,000 withdrawal at a time when the Contract Value is $95,000, the Return of Premium Death Benefit would be reduced from $110,000 to $92,631.58 or a reduction of the Return of Premium Death Benefit by $17,368.42, which is more than the $15,000 amount withdrawn. Alternatively, if you requested a $15,000 withdrawal at a time when the Contract Value is $130,000, the Return of Premium Death Benefit would be reduced from $110,000 to $97,307.69 or a reduction of the Return of Premium Death Benefit by $12,692.31, which is less than the $15,000 amount withdrawn. In each case, if the Contract Value is greater than the Return of Premium Death Benefit on the date the Death Benefit is determined, your Death Benefit will equal the Contract Value.
We assess a charge for the Return of Premium Death Benefit at the end of each calendar quarter at an annual rate of 0.20% of the Contract Value. This charge is deducted pro-rata across all investments, including the Cycle Investments and the Default Account.
Charges deducted from the Cycle Investments prior to the Cycle End Date are based on the Fair Value calculation. If a deduction is taken to pay charges on any day prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if a deduction is taken to pay charges on any day prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if the deduction was taken on the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. These charge deductions will also reduce your Contract Value. The charge will continue to be deducted for the life of the Contract, and you cannot voluntarily terminate the Return of Premium Death Benefit without surrendering or annuitizing your Contract. It is possible that the Return of Premium Death Benefit will be no greater than the Contract Value Death Benefit. There is a risk that any financial return provided by the Return of Premium Death Benefit will ultimately be less than the amount you paid for the benefit.
Any death benefit payment or optional benefit charge deduction attributable to the Cycle Investments and paid prior to the Cycle End Date will be based on the Cycle Investment Unit Value, which is based on the Fair Value provided by the Fair Value Calculation Agent, and the Floor Rate and the Buffer Rate do not apply. For Cycle Investments with a Cap Rate that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable. Cycle Investments that have a Cycle Start Date or after November 13, 2023 do not include a Proportional Cap Rate. This Fair Value calculation means that before the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains than on the Cycle End Date (which could be further reduced by the Proportional Cap, if applicable), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses than on the Cycle End Date (because the Floor and Buffer Rates do not apply).
The amount of the death benefit will be calculated on the business day that our Customer Service Center receives a complete death benefit claim based on the election made at the time of application. In the case of multiple primary beneficiaries, the amount received by each primary beneficiary will be their proportional share of the death benefit as of each primary beneficiary’s required documentation is in good order. If no optional death benefit is elected, the death benefit is the accumulation value at the time we receive the required documentation in good order for each primary beneficiary. If the Return of Premium Death Benefit is elected, the death benefit is the greater of the accumulation value and net premiums determined at the time the first primary beneficiary claim is in good order. Once the greater of the accumulation value and net premiums is determined, each remaining primary beneficiary’s proportion of the death benefit is subject to the performance of the elected investment options until required documentation for their portion of the death benefit is in good order.
Designation of your Beneficiary. You name one or more Beneficiaries in your Contract application. A Beneficiary is revocable unless otherwise stated in the Beneficiary designation. You may change a revocable Beneficiary during your lifetime. We must receive a Written Notice (signed and dated) informing us of the change. Upon receipt and acceptance at our Customer Service Center, a change takes effect as of the date that the Written Notice is recorded by us. We will not be liable for any payment made before we receive and accept a Written Notice to change your Beneficiary.
If no primary Beneficiary is living when the Owner dies, the Death Benefit will be paid to the contingent Beneficiary, if any. If no Beneficiary is living when the Owner dies, then we will pay the Death Benefit to the Owner’s estate. If the sole Beneficiary is not the spouse, the surviving joint Owner will be the designated primary Beneficiary and any other Beneficiaries on record will be treated as contingent Beneficiaries.
For non-qualified Contracts, if an Owner dies prior to the Maturity Date, then the Death Benefit must be paid within 5 years of the Owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the Owner). For joint Owners the Death Benefit is paid upon the first death.
If you name your spouse as the Beneficiary and the spouse (1) was married to the deceased Owner, as recognized by Federal law, as of the date of the deceased Owner’s death, and (2) is the sole primary Beneficiary, your surviving spouse may choose to continue the Contract, which will then be treated as his/her own Contract. If your spouse chooses to continue the Contract under spousal continuance, by current company practice they will receive the Death Benefit. The increase in Contract Value from the Death Benefit payout will be allocated among Investment Options in accordance with the current allocations for the Contract and may be, under certain circumstances, considered earnings. If you are currently invested in Cycle Investments, the increase in Contract Value from the Death Benefit payout will be allocated to the Default Account in the proportionate amount of Cycle Investments to the Contract Value. Those allocations will remain in the Default Account until you provide us with alternative allocation instructions. If you selected one or both of the optional benefit riders available for an additional charge when you purchased your Contract and your spouse chooses to continue the Contract under spousal continuance, the optional benefit rider(s) will terminate and the charge(s) for the optional benefit rider(s) will no longer be deducted under the continued Contract. The Death Benefit under the continued Contract will be the standard Contract Value Death Benefit. All Surrender Charges are waived under the continued Contract. Spousal continuance is not permitted under Non-Qualified Stretch Contracts.
If the sole Beneficiary is not the spouse, the surviving joint Owner, if any, will be the designated primary Beneficiary and any other Beneficiaries on record will be treated as contingent Beneficiaries.
Under a non-qualified Contract other than a Non-Qualified Stretch Contract, when a Death Benefit is paid on the death of an Owner or a joint Owner and a payment option is selected, the payment option must be an annuity for the life of the Payee or for a period extending no longer than the Payee’s life expectancy, and payments must begin within one year of the date of death. In certain circumstances, required minimum distribution rules for qualified Contracts may require the Death Benefit to be paid out within ten years. For Non-Qualified Stretch Contracts, the Death Benefit must be paid out no later than the end of the Owner’s stretch period in accordance with Section 72(s) of the Internal Revenue Code. See “Federal Tax Status” for more information later in this prospectus.
In the case of multiple primary Beneficiaries, the amount received by each primary Beneficiary will be their proportional share of the Death Benefit as of each primary Beneficiary’s required documentation is in Good Order. If no optional Death Benefit is elected, the death benefit is the Contract Value at the time we receive the required documentation in Good Order for each primary Beneficiary. If the Return of Premium Death Benefit is elected, the Death Benefit is the greater of the Contract Value and total premium payments, adjusted for withdrawals, determined at the time the first primary Beneficiary claim is in Good Order. Once the greater of the Contract Value and total premium payments, adjusted for withdrawals, is determined, each remaining primary Beneficiary’s proportion of the Death Benefit is subject to the performance of the elected Investment Options until required documentation for their portion of the Death Benefit is in Good Order.
After the date on which we receive an original death certificate or a copy of the death certificate via facsimile, the Beneficiary has the option of transferring the Accumulation Value to a short-term Investment Option(s) before the date on which the first complete Death Benefit claim is received. If there are multiple Beneficiaries then they all must join in such a transfer request or the Company will not be able to honor the request.
If the Owner dies on or after income payments have begun, then any remaining amounts, must be paid at least as rapidly as the benefits were being paid at the time of the Owner’s death. Other rules relating to distributions at death apply to Qualified Contracts.
If any Owner is a non-natural person, the Death Benefit is paid upon the death of the Annuitant.
If joint Owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.
Naming different persons as Owner and Annuitant can affect whether the Death Benefit is payable, the amount of the benefit, and who will receive it. Use care when naming Owners, Annuitants, and Beneficiaries, and consult your registered representative if you have questions. State premium taxes may be deducted from the Death Benefit proceeds.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Maturity Date or date the Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim the Death Benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including full names and complete addresses, if and as they change. Such updates should be communicated in writing, by telephone, or other approved electronic means at our Customer Service Center.
Waiver of Surrender Charge Rider
When you purchase the Contract, you may select the optional Waiver of Surrender Charge Rider for an additional charge. The Waiver of Surrender Charge Rider is required under Qualified Contracts purchased through an Inherited IRA and Non-Qualified Stretch Contracts. This benefit increases your free withdrawal amount to 100% of your Contract Value. This means that we will never assess a Surrender Charge when you take a withdrawal or surrender the Contract.
For example, if you purchase the Contract with an initial premium payment of $100,000 and request a $50,000 withdrawal in the first Contract Year, you will not be subject to the $3,200 Surrender Charge that would otherwise have applied.
We assess the charge for this benefit at the end of each calendar quarter at an annual rate of 0.30% of the Contract Value. The charge is deducted pro-rata across all investments, including the Cycle Investments and the Default Account. Charges deducted from the Cycle Investments prior to the Cycle End Date are based on the Fair Value calculation. Charges deducted from the Cycle Investments prior to the Cycle End Date are based on the Fair Value calculation. If a deduction is taken to pay charges on any day prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if a deduction is taken to pay charges on any day prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if the deduction was taken on the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. These charge deductions will reduce your Contract Value. The charge will continue to be deducted for the life of the Contract, which over time will reduce any savings provided by the benefit, and you cannot voluntarily terminate the Waiver of Surrender Charge Rider without surrendering or annuitizing your Contract. If you purchase the Waiver of Surrender Charge Rider and do not take withdrawals that would otherwise have been subject to a Surrender Charge, you will have paid for the benefit without realizing any financial savings provided by the benefit. There is a risk that any financial savings provided by the benefit will ultimately be less than the amount you paid for the benefit.
Example 1: For comparison, the tables below show the impact of electing the Waiver of Surrender Charge Rider to a contract that is identical, except the Waiver of Surrender Charge Rider was not elected. This example assumes a $50,000 withdrawal is taken at the end of year 3 and reflects the difference between paying surrender charges (without the rider) versus paying the rider fee and having the surrender charges waived (with the rider) while taking the same schedule of withdrawal.

		Single Contract		Without Waiver of Surrender Charge Rider			With Waiver of Surrender Charge Rider
Year	QTR	Premium	Withdrawals	1) Contract Value (CV)	2) Surrender Charge	Net Withdrawal Amount	CV Before Rider Fee	CV After Rider Fee	3) Rider Fee	Net Withdrawal Amount
0		$100,000.00	$0.00	$100,000.00	$0.00	$0.00	$100,000.00	$100,000.00	$0.00	$0.00
1	1		$0.00	$101,227.22	$0.00	$0.00	$101,227.22	$101,151.30	$75.92	$0.00
1	2		$0.00	$102,469.51	$0.00	$0.00	$102,392.66	$102,315.86	$76.79	$0.00
1	3		$0.00	$103,727.04	$0.00	$0.00	$103,571.51	$103,493.83	$77.68	$0.00
1	4		$0.00	$105,000.00	$0.00	$0.00	$104,763.93	104685.35`	$78.57	$0.00
2	1		$0.00	$106,288.58	$0.00	$0.00	$105,970.08	$105,890.60	$79.48	$0.00
2	2		$0.00	$107,592.98	$0.00	$0.00	$107,190.11	$107,109.72	$80.39	$0.00
2	3		$0.00	$108,913.39	$0.00	$0.00	$108,424.20	$108,342.88	$81.32	$0.00
2	4		$0.00	$110,250.00	$0.00	$0.00	$109,672.49	$109,590.23	$82.25	$0.00
3	1		$50,000.00	$111,603.01	$2,400.00	$47,600.00	$110,935.15	$110,851.95	$83.20	$50,000.00
3	2		$0.00	$62,972.63	$0.00	$0.00	$62,212.35	$62,165.69	$46.66	$0.00
3	3		$0.00	$63,745.45	$0.00	$0.00	$62,928.60	$62,881.41	$47.20	$0.00
3	4		$0.00	$64,527.75	$0.00	$0.00	$63,653.10	$63,605.36	$47.74	$0.00
4	1		$0.00	$65,319.65	$0.00	$0.00	$64,385.94	$64,337.65	$48.29	$0.00
4	2		$0.00	$66,121.26	$0.00	$0.00	$65,127.22	$65,078.37	$48.85	$0.00
4	3		$0.00	$66,932.72	$0.00	$0.00	$65,877.03	$65,827.62	$49.41	$0.00
4	4		$0.00	$67,754.13	$0.00	$0.00	$66,635.48	$66,585.50	$49.98	$0.00
5	1		$0.00	$68,585.63	$0.00	$0.00	$67,402.65	$67,352.10	$50.55	$0.00
5	2		$0.00	$69,427.33	$0.00	$0.00	$68,178.66	$68,127.53	$51.13	$0.00
5	3		$0.00	$70,279.36	$0.00	$0.00	$68,963.60	$68,911.88	$51.72	$0.00
5	4		$0.00	$71,141.84	$0.00	$0.00	$69,757.58	$69,705.27	$52.32	$0.00
6	1		$0.00	$72,014.91	$0.00	$0.00	$70,560.70	$70,507.78	$52.92	$0.00
6	2		$0.00	$72,898.69	$0.00	$0.00	$71,373.07	$71,319.54	$53.53	$0.00
6	3		$0.00	$73,793.32	$0.00	$0.00	$72,194.79	$72,140.65	$54.15	$0.00
6	4		$0.00	$74,698.93	$0.00	$0.00	$73,025.97	$72,971.20	$54.77	$0.00
Totals			$50,000.00		$2,400.00	$47,600.00			$1,474.82	$50,000.00

1) Contract Value grows at 5% annually.
2) Surrender Charge is Withdrawal less Free Withdrawal Amount times the Surrender Charge percent.
Surrender Charge schedule is 8%,7%,6%, 5%, 4%,3%,0%, applied to each premium payment.
3) 0.30% fee as a percentage of Contract Value.

Example 2: This example assumes instead that no withdrawals are taken during the surrender charge period.

Single Contract			Without Waiver of Surrender Charge Rider	With Waiver of Surrender Charge Rider
Year	QTR	Premium	1) Contract Value (CV)	CV Before Rider Fee	CV After Rider Fee	2) Rider Fee
0		$100,000.00	$100,000.00	$100,000.00	$100,000.00	$0.00
1	1		$101,227.22	$101,227.22	$101,151.30	$75.92
1	2		$102,469.51	$102,392.66	$102,315.86	$76.80
1	3		$103,727.04	$103,571.51	$103,493.83	$77.68
1	4		$105,000.00	$104,763.93	$104,685.35	$78.57
2	1		$106,288.58	$105,970.08	$105,890.60	$79.48
2	2		$107,592.98	$107,190.11	$107,109.72	$80.39
2	3		$108,913.39	$108,424.20	$108,342.88	$81.32
2	4		$110,250.00	$109,672.49	$109,590.23	$82.25
3	1		$111,603.01	$110,935.15	$110,851.95	$83.20
3	2		$112,972.63	$112,212.35	$112,128.19	$84.16
3	3		$114,359.06	$113,504.25	$113,419.13	$85.13
3	4		$115,762.50	$114,811.03	$114,724.92	$86.11
4	1		$117,183.16	$116,132.86	$116,045.76	$87.10
4	2		$118,621.26	$117,469.90	$117,381.79	$88.10
4	3		$120,077.01	$118,822.33	$118,733.21	$89.12
4	4		$121,550.63	$120,190.34	$120,100.19	$90.14
5	1		$123,042.32	$121,574.09	$121,482.91	$91.18
5	2		$124,552.33	$122,973.78	$122,881.55	$92.23
5	3		$126,080.86	$124,389.58	$124,296.29	$93.29
5	4		$127,628.16	$125,821.68	$125,727.31	$94.37
6	1		$129,194.44	$127,270.27	$127,174.82	$95.45
6	2		$130,779.94	$128,735.53	$128,638.98	$96.55
6	3		$132,384.91	$130,217.67	$130,120.01	$97.66
6	4		$134,009.56	$131,716.87	$131,618.08	$98.79
Totals						$2,084.99
1) Contract Value grows at 5% annually.
2) 0.30% fee as a percentage of Contract Value
The Waiver of Surrender Charge Rider is not available in all states. See “Appendix B: State Variations.”

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Systematic Withdrawal Program	Allows you to set up an automatic payment of up to 10% of your total premium payments each year	Standard	No Charge	•Each payment must be at least $100 (unless we consent otherwise).
•Subject to any applicable income taxes, including a possible 10% federal tax penalty if taken before age 59 1⁄2.
Dollar Cost Averaging (“DCA”) Program	Allows you to systematically transfer a set amount each month from a Subaccount to other available Subaccounts	Standard	No Charge	•Your Accumulation Value must be at least $10,000 to initiate the DCA program.
•The minimum amount that you may transfer monthly is $100, quarterly is $300, and semi-annually is $600 and annually is $1,200.
•Not available during the Free Look Period. Not available if you elect Portfolio Rebalancing.
•Transfers only available among Subaccounts – Cycle Investments are not eligible.
Portfolio Rebalancing Program	Allows us to automatically rebalance your Accumulation Value to return to your original percentage allocations	Standard	No Charge	•Your Accumulation Value must be at least $10,000 to initiate the DCA program.
•We will terminate the program if you direct any subsequent reallocation, contribution or partial withdrawal on other than a pro-rata basis.
•We reserve the right to end the portfolio rebalancing program by sending you one month’s notice. You may not elect Portfolio Rebalancing if you have an active DCA program.
•Not available if you elect DCA.
•Transfers only available among Subaccounts – Cycle Investments are not eligible.
Standard Death Benefit	Pays your beneficiary your Contract Value	Standard	No Charge	•Terminates upon the Maturity Date.

Return of Premium Death Benefit Rider	Pays your beneficiary the greater of (i) your Contract Value or (ii) your total premium payments, adjusted for withdrawals	Optional	0.20% (as an annualized percentage of Contract Value)	•Only available at Contract issue. If you purchased your Contract prior to November 13, 2023, this benefit is not available.
•Only available at Issue Ages 0-75
•Not available in all states
•Cannot be voluntarily terminated •Terminates at maturity or change in ownership.
•Withdrawals will reduce the value of the benefit in the same proportion that the withdrawal reduced the Contract Value, which may be more than the amount withdrawn.
Waiver of Surrender Charge Rider	Increase your Free Withdrawal Amount to 100% of the Contract Value	Optional	0.30% (as an annualized percentage of Contract Value)	•Only available at Contract issue. If you purchased your Contract prior to November 13, 2023, this benefit is not available.
•Only available at Issue Ages 0-85
•Not available in all states •Must be elected for Qualified Contracts purchased through an Inherited IRA or for Non-Qualified Stretch Contracts.

Benefits Description [Table Text Block]
Systematic Withdrawals
The systematic withdrawal feature allows you to have a portion of your Contract Value withdrawn automatically. For example, you may elect to have $500 withdrawn from your Contract Value automatically every month.
These withdrawals occur only: (1) while the Owner is living, (2) before the Maturity Date, and (3) after the Free Look Period. You may elect this option by sending a properly completed service form to our Customer Service Center. You may designate the systematic withdrawal amount and the frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See your Contract for details on systematic withdrawal options and when each begins.
Unless we receive instructions from you, we will deduct all systematic withdrawals pro-rata from the Subaccounts until your Accumulation Value is exhausted, then from the Cycle Investments on a pro-rata basis, then from the Default Account. You may instruct us to take systematic withdrawals from all Investment Options – all Investment Portfolios Available Under the Contract Investment Options and all Cycle Investments – on a pro-rata basis. If you take a systematic withdrawal from a Cycle Investment during the Cycle Term prior to the Cycle End Date, you will receive the Cycle Investment Unit Value times the number of Cycle Investment Units withdrawn and the Floor Rate or Buffer Rate will not apply. The Cycle Investment Unit Value prior to the Cycle End Date is based on the Fair Value of the Cycle, Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. For Cycle Investments with a Cap Rate that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable. Cycle Investments that have a Cycle Start Date on or after November 13, 2023 do not include a Proportional Cap Rate. This Fair Value calculation means that before the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains than on the Cycle End Date (which could be further reduced by the Proportional Cap, if applicable), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses than on the Cycle End Date (because the Floor and Buffer Rates do not apply). If you take a withdrawal prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if you take a withdrawal prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. You should consult with a financial professional before taking Systematic Withdrawals from the Cycle Investments prior to the Cycle End Date.
If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then we will process your withdrawal at the Accumulation Unit Value and/or Cycle Investment Unit Value determined at the close of the next Valuation Period.
You can stop or modify the systematic withdrawals by sending us a Written Notice. A proper Written Notice must include the consent of any effective assignee or irrevocable Beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Each request for withdrawal amounts of less than $100 will be reviewed on a case-by-case basis. We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $100.
Upon payment, we reduce your Contract Value by an amount equal to the payment proceeds. In no event will the payment of a systematic withdrawal exceed the Surrender Value. The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Surrender Value to equal zero.
To the extent, if any, that there is gain in the Contract, systematic withdrawals generally are included in the Owner’s gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 1⁄2. Additional terms and conditions for the systematic withdrawal program are set forth in your Contract and in the application for the program.
Dollar Cost Averaging (DCA)
The Dollar Cost Averaging (DCA) program enables you to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account into one or more of the Subaccounts.
For example, you can instruct us to transfer $1,000 on the first of each month to an Investment Portfolio that you have selected. Hypothetically, the $1,000 allocation may have bought 50 Accumulation Units of the Investment Portfolio in January, 65 Accumulation Units in February, and 45 Accumulation Units in March. In these three months, you allocated $3,000 to the Investment Portfolio which has resulted in 160 Accumulation Units. The value of each Accumulation Unit is an average of the three values used at the time of allocation. If you had allocated the entire $3,000 at one time, the total value might be higher or lower.
You may elect the DCA program on a monthly, quarterly, semi-annual or annual basis. Your Accumulation Value must be at least $10,000 to initiate the DCA program. The minimum amount that you may transfer monthly using DCA is $100, quarterly is $300, semi-annually is $600 and annually is $1,200.
You may select any Subaccount as the source account. The source account must have a minimum beginning balance of $1,200. The DCA program may reduce the impact of market fluctuations by allocating Accumulation Value to Subaccounts over time. The DCA program does not ensure a profit nor protect against a loss in declining markets.
You may elect only one DCA program at any time. You must complete the proper request form and send it (in Good Order) to our Customer Service Center. The minimum amount of time at set-up is 3 months. There is no maximum set-up time limit. We reserve the right to limit or change the minimum and maximum timeframes for the DCA program. You may qualify to begin a DCA program by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. The DCA request form will specify:
•    the DCA source Subaccount from which transfers will be made,
•    the total monthly amount to be transferred to the other Subaccount(s), and
•    how that monthly amount is to be allocated among the Subaccounts.
Once you elect DCA, you may allocate additional premium payments to the DCA source Subaccount by sending them in with a DCA request form or written instructions. Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless you specify otherwise. All amounts in the DCA source Subaccount will be available for transfer under the DCA program.
If requested at issue, the DCA will start on the same day of the month as the Issue Date in the second Contract Month. If requested after issue, it will start on the same day of the month as the Issue Date during Contract Month after the request is received. The DCA is not available until the end of the Free Look Period.
You may stop the DCA program at any time by sending us Written Notice. The DCA program will automatically terminate when the source Subaccount does not have sufficient Accumulation Value to fund the DCA transfers. We reserve the right to end the DCA program by sending you one month’s notice. You may not elect a DCA program together with a Portfolio Rebalancing program.
We do not charge any specific fees to participate in a DCA program.
The DCA applies only to the Subaccounts. It is not available for the Cycle Investment Options.
If you are enrolled in a dollar cost averaging, automatic rebalancing or a comparable program when an underlying Investment Portfolio merger, substitution or liquidation takes place, unless otherwise noted in a communication from us, your Accumulation Value invested in such Subaccounts will be transferred automatically to the designated surviving Subaccount, in the case of mergers; the replacement Subaccount, in the case of substitutions; and in the Default Account in the case of liquidations. Your DCA or automatic rebalancing enrollment instructions will be automatically updated to reflect the surviving Subaccount, the replacement Subaccount or the Default Account, as the case may be, for any continued and future transfers or premium payments.
Portfolio Rebalancing
If you elect the Portfolio Rebalancing program, we will automatically reset your Accumulation Value allocated to each Subaccount to percentage levels that you request. If you elect this option, we will transfer amounts among the Subaccounts necessary to “rebalance”
the Accumulation Value to your specified percentages. You may direct us to perform the rebalancing on a quarterly, semi-annual, or annual basis.
For example, assume that you want your initial premium payment split between two Investment Portfolios. You want 40% in Investment Portfolio A and 60% in Investment Portfolio B. Hypothetically, over the next 2 1⁄2 months “A” does very well while “B” performs poorly. At the end of the first quarter, “A” now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in “A” to bring its value back to 40% and use the money to buy more units in “B” to increase those holdings to 60%.
Portfolio rebalancing will occur on the same day of the month as the Issue Date. If the rebalance date does not fall on a Business Day, the rebalancing will be processed on the next Business Day. If you do not select a rebalancing period, we will rebalance your Subaccounts on a quarterly basis. Rebalancing will be based on your most recent investment directions.
Portfolio rebalancing may result in transferring amounts from a Subaccount earning a relatively high return to one earning a relatively low return. Your Accumulation Value must be at least $10,000 to initiate a portfolio rebalancing program. Contact us at our Customer Service Center to elect the portfolio rebalancing program.
Portfolio rebalancing will remain in effect until we receive your written termination request. We will also terminate the program if you direct any subsequent reallocation, contribution or partial withdrawal on other than a pro-rata basis. We reserve the right to end the portfolio rebalancing program by sending you one month’s notice. You may not elect portfolio rebalancing if you have an active DCA program.
There is no charge for portfolio rebalancing transfers, and rebalancing transfers do not count towards your transfer limits.
Portfolio rebalancing applies only to the Subaccounts. It is not available or the Cycle Investment options.
If you are enrolled in a dollar cost averaging, automatic rebalancing or a comparable program when an underlying Investment Portfolio merger, substitution or liquidation takes place, unless otherwise noted in a communication from us, your Accumulation Value invested in such Subaccounts will be transferred automatically to the designated surviving Subaccount, in the case of mergers; the replacement Subaccount, in the case of substitutions; and in the Default Account in the case of liquidations. Your DCA or automatic rebalancing enrollment instructions will be automatically updated to reflect the surviving Subaccount, the replacement Subaccount or the Default Account, as the case may be, for any continued and future transfers or premium payments.
Death Benefit
If an Owner dies before the Maturity Date and while the Contract is still in force, we will pay a Death Benefit to your designated Beneficiary. The amount of the Death Benefit is based on which death benefit option is elected and determined as of the Business Day that our Customer Service Center receives the required documentation in Good Order. It is payable on receipt in Good Order (at our Customer Service Center) of satisfactory proof of the Owner’s death, an election of how the Death Benefit is to be paid, and any other required documents or forms. Payment of the Death Benefit is not subject to the Surrender Charge.
The Contract offers a standard Death Benefit, the Contract Value Death Benefit, at no additional charge. When you purchase the Contract, you may select the optional Return of Premium Death Benefit for an additional charge if the oldest Owner is younger than Issue Age 76. The Return of Premium Death Benefit is not available in all states. See “Appendix B: State Variations.”
The Contract Value Death Benefit will equal the Contract Value as of the Business Day that the Death Benefit is determined. For example, if your Contract Value is $100,000 on the date of death, September 1st, and declines to $90,000 on September 10th, which is the date that our Customer Service Center receives the required documentation in Good Order, your Death Benefit will equal $90,000.
The Return of Premium Death Benefit will equal the greater of (i) the Contract Value, or (ii) the sum of your initial premium payment plus any subsequent premium payments, less an adjustment for each withdrawal. The adjustment for withdrawals will reduce the Death Benefit by the same proportion that the withdrawal reduced the Contract Value, calculated as follows:
Death Benefit after withdrawal = Death Benefit before withdrawal * (1 – [withdrawal amount] / [Contract Value before withdrawal])
If the value of the Return of Premium Death Benefit is greater than the Contract Value at the time of the withdrawal, then the Death Benefit will be reduced by an amount greater than the amount withdrawn.
For example, assume you purchase the Contract with an initial premium payment of $100,000 and make $10,000 in additional premium payments. If you requested a $15,000 withdrawal at a time when the Contract Value is $95,000, the Return of Premium Death Benefit would be reduced from $110,000 to $92,631.58 or a reduction of the Return of Premium Death Benefit by $17,368.42, which is more than the $15,000 amount withdrawn. Alternatively, if you requested a $15,000 withdrawal at a time when the Contract Value is $130,000, the Return of Premium Death Benefit would be reduced from $110,000 to $97,307.69 or a reduction of the Return of Premium Death Benefit by $12,692.31, which is less than the $15,000 amount withdrawn. In each case, if the Contract Value is greater than the Return of Premium Death Benefit on the date the Death Benefit is determined, your Death Benefit will equal the Contract Value.
We assess a charge for the Return of Premium Death Benefit at the end of each calendar quarter at an annual rate of 0.20% of the Contract Value. This charge is deducted pro-rata across all investments, including the Cycle Investments and the Default Account.
Charges deducted from the Cycle Investments prior to the Cycle End Date are based on the Fair Value calculation. If a deduction is taken to pay charges on any day prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if a deduction is taken to pay charges on any day prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if the deduction was taken on the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. These charge deductions will also reduce your Contract Value. The charge will continue to be deducted for the life of the Contract, and you cannot voluntarily terminate the Return of Premium Death Benefit without surrendering or annuitizing your Contract. It is possible that the Return of Premium Death Benefit will be no greater than the Contract Value Death Benefit. There is a risk that any financial return provided by the Return of Premium Death Benefit will ultimately be less than the amount you paid for the benefit.
Any death benefit payment or optional benefit charge deduction attributable to the Cycle Investments and paid prior to the Cycle End Date will be based on the Cycle Investment Unit Value, which is based on the Fair Value provided by the Fair Value Calculation Agent, and the Floor Rate and the Buffer Rate do not apply. For Cycle Investments with a Cap Rate that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable. Cycle Investments that have a Cycle Start Date or after November 13, 2023 do not include a Proportional Cap Rate. This Fair Value calculation means that before the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains than on the Cycle End Date (which could be further reduced by the Proportional Cap, if applicable), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses than on the Cycle End Date (because the Floor and Buffer Rates do not apply).
The amount of the death benefit will be calculated on the business day that our Customer Service Center receives a complete death benefit claim based on the election made at the time of application. In the case of multiple primary beneficiaries, the amount received by each primary beneficiary will be their proportional share of the death benefit as of each primary beneficiary’s required documentation is in good order. If no optional death benefit is elected, the death benefit is the accumulation value at the time we receive the required documentation in good order for each primary beneficiary. If the Return of Premium Death Benefit is elected, the death benefit is the greater of the accumulation value and net premiums determined at the time the first primary beneficiary claim is in good order. Once the greater of the accumulation value and net premiums is determined, each remaining primary beneficiary’s proportion of the death benefit is subject to the performance of the elected investment options until required documentation for their portion of the death benefit is in good order.
Designation of your Beneficiary. You name one or more Beneficiaries in your Contract application. A Beneficiary is revocable unless otherwise stated in the Beneficiary designation. You may change a revocable Beneficiary during your lifetime. We must receive a Written Notice (signed and dated) informing us of the change. Upon receipt and acceptance at our Customer Service Center, a change takes effect as of the date that the Written Notice is recorded by us. We will not be liable for any payment made before we receive and accept a Written Notice to change your Beneficiary.
If no primary Beneficiary is living when the Owner dies, the Death Benefit will be paid to the contingent Beneficiary, if any. If no Beneficiary is living when the Owner dies, then we will pay the Death Benefit to the Owner’s estate. If the sole Beneficiary is not the spouse, the surviving joint Owner will be the designated primary Beneficiary and any other Beneficiaries on record will be treated as contingent Beneficiaries.
For non-qualified Contracts, if an Owner dies prior to the Maturity Date, then the Death Benefit must be paid within 5 years of the Owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the Owner). For joint Owners the Death Benefit is paid upon the first death.
If you name your spouse as the Beneficiary and the spouse (1) was married to the deceased Owner, as recognized by Federal law, as of the date of the deceased Owner’s death, and (2) is the sole primary Beneficiary, your surviving spouse may choose to continue the Contract, which will then be treated as his/her own Contract. If your spouse chooses to continue the Contract under spousal continuance, by current company practice they will receive the Death Benefit. The increase in Contract Value from the Death Benefit payout will be allocated among Investment Options in accordance with the current allocations for the Contract and may be, under certain circumstances, considered earnings. If you are currently invested in Cycle Investments, the increase in Contract Value from the Death Benefit payout will be allocated to the Default Account in the proportionate amount of Cycle Investments to the Contract Value. Those allocations will remain in the Default Account until you provide us with alternative allocation instructions. If you selected one or both of the optional benefit riders available for an additional charge when you purchased your Contract and your spouse chooses to continue the Contract under spousal continuance, the optional benefit rider(s) will terminate and the charge(s) for the optional benefit rider(s) will no longer be deducted under the continued Contract. The Death Benefit under the continued Contract will be the standard Contract Value Death Benefit. All Surrender Charges are waived under the continued Contract. Spousal continuance is not permitted under Non-Qualified Stretch Contracts.
If the sole Beneficiary is not the spouse, the surviving joint Owner, if any, will be the designated primary Beneficiary and any other Beneficiaries on record will be treated as contingent Beneficiaries.
Under a non-qualified Contract other than a Non-Qualified Stretch Contract, when a Death Benefit is paid on the death of an Owner or a joint Owner and a payment option is selected, the payment option must be an annuity for the life of the Payee or for a period extending no longer than the Payee’s life expectancy, and payments must begin within one year of the date of death. In certain circumstances, required minimum distribution rules for qualified Contracts may require the Death Benefit to be paid out within ten years. For Non-Qualified Stretch Contracts, the Death Benefit must be paid out no later than the end of the Owner’s stretch period in accordance with Section 72(s) of the Internal Revenue Code. See “Federal Tax Status” for more information later in this prospectus.
In the case of multiple primary Beneficiaries, the amount received by each primary Beneficiary will be their proportional share of the Death Benefit as of each primary Beneficiary’s required documentation is in Good Order. If no optional Death Benefit is elected, the death benefit is the Contract Value at the time we receive the required documentation in Good Order for each primary Beneficiary. If the Return of Premium Death Benefit is elected, the Death Benefit is the greater of the Contract Value and total premium payments, adjusted for withdrawals, determined at the time the first primary Beneficiary claim is in Good Order. Once the greater of the Contract Value and total premium payments, adjusted for withdrawals, is determined, each remaining primary Beneficiary’s proportion of the Death Benefit is subject to the performance of the elected Investment Options until required documentation for their portion of the Death Benefit is in Good Order.
After the date on which we receive an original death certificate or a copy of the death certificate via facsimile, the Beneficiary has the option of transferring the Accumulation Value to a short-term Investment Option(s) before the date on which the first complete Death Benefit claim is received. If there are multiple Beneficiaries then they all must join in such a transfer request or the Company will not be able to honor the request.
If the Owner dies on or after income payments have begun, then any remaining amounts, must be paid at least as rapidly as the benefits were being paid at the time of the Owner’s death. Other rules relating to distributions at death apply to Qualified Contracts.
If any Owner is a non-natural person, the Death Benefit is paid upon the death of the Annuitant.
If joint Owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.
Naming different persons as Owner and Annuitant can affect whether the Death Benefit is payable, the amount of the benefit, and who will receive it. Use care when naming Owners, Annuitants, and Beneficiaries, and consult your registered representative if you have questions. State premium taxes may be deducted from the Death Benefit proceeds.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Maturity Date or date the Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim the Death Benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including full names and complete addresses, if and as they change. Such updates should be communicated in writing, by telephone, or other approved electronic means at our Customer Service Center.
Waiver of Surrender Charge Rider
When you purchase the Contract, you may select the optional Waiver of Surrender Charge Rider for an additional charge. The Waiver of Surrender Charge Rider is required under Qualified Contracts purchased through an Inherited IRA and Non-Qualified Stretch Contracts. This benefit increases your free withdrawal amount to 100% of your Contract Value. This means that we will never assess a Surrender Charge when you take a withdrawal or surrender the Contract.
For example, if you purchase the Contract with an initial premium payment of $100,000 and request a $50,000 withdrawal in the first Contract Year, you will not be subject to the $3,200 Surrender Charge that would otherwise have applied.
We assess the charge for this benefit at the end of each calendar quarter at an annual rate of 0.30% of the Contract Value. The charge is deducted pro-rata across all investments, including the Cycle Investments and the Default Account. Charges deducted from the Cycle Investments prior to the Cycle End Date are based on the Fair Value calculation. Charges deducted from the Cycle Investments prior to the Cycle End Date are based on the Fair Value calculation. If a deduction is taken to pay charges on any day prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if a deduction is taken to pay charges on any day prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if the deduction was taken on the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. These charge deductions will reduce your Contract Value. The charge will continue to be deducted for the life of the Contract, which over time will reduce any savings provided by the benefit, and you cannot voluntarily terminate the Waiver of Surrender Charge Rider without surrendering or annuitizing your Contract. If you purchase the Waiver of Surrender Charge Rider and do not take withdrawals that would otherwise have been subject to a Surrender Charge, you will have paid for the benefit without realizing any financial savings provided by the benefit. There is a risk that any financial savings provided by the benefit will ultimately be less than the amount you paid for the benefit.
Example 1: For comparison, the tables below show the impact of electing the Waiver of Surrender Charge Rider to a contract that is identical, except the Waiver of Surrender Charge Rider was not elected. This example assumes a $50,000 withdrawal is taken at the end of year 3 and reflects the difference between paying surrender charges (without the rider) versus paying the rider fee and having the surrender charges waived (with the rider) while taking the same schedule of withdrawal.

		Single Contract		Without Waiver of Surrender Charge Rider			With Waiver of Surrender Charge Rider
Year	QTR	Premium	Withdrawals	1) Contract Value (CV)	2) Surrender Charge	Net Withdrawal Amount	CV Before Rider Fee	CV After Rider Fee	3) Rider Fee	Net Withdrawal Amount
0		$100,000.00	$0.00	$100,000.00	$0.00	$0.00	$100,000.00	$100,000.00	$0.00	$0.00
1	1		$0.00	$101,227.22	$0.00	$0.00	$101,227.22	$101,151.30	$75.92	$0.00
1	2		$0.00	$102,469.51	$0.00	$0.00	$102,392.66	$102,315.86	$76.79	$0.00
1	3		$0.00	$103,727.04	$0.00	$0.00	$103,571.51	$103,493.83	$77.68	$0.00
1	4		$0.00	$105,000.00	$0.00	$0.00	$104,763.93	104685.35`	$78.57	$0.00
2	1		$0.00	$106,288.58	$0.00	$0.00	$105,970.08	$105,890.60	$79.48	$0.00
2	2		$0.00	$107,592.98	$0.00	$0.00	$107,190.11	$107,109.72	$80.39	$0.00
2	3		$0.00	$108,913.39	$0.00	$0.00	$108,424.20	$108,342.88	$81.32	$0.00
2	4		$0.00	$110,250.00	$0.00	$0.00	$109,672.49	$109,590.23	$82.25	$0.00
3	1		$50,000.00	$111,603.01	$2,400.00	$47,600.00	$110,935.15	$110,851.95	$83.20	$50,000.00
3	2		$0.00	$62,972.63	$0.00	$0.00	$62,212.35	$62,165.69	$46.66	$0.00
3	3		$0.00	$63,745.45	$0.00	$0.00	$62,928.60	$62,881.41	$47.20	$0.00
3	4		$0.00	$64,527.75	$0.00	$0.00	$63,653.10	$63,605.36	$47.74	$0.00
4	1		$0.00	$65,319.65	$0.00	$0.00	$64,385.94	$64,337.65	$48.29	$0.00
4	2		$0.00	$66,121.26	$0.00	$0.00	$65,127.22	$65,078.37	$48.85	$0.00
4	3		$0.00	$66,932.72	$0.00	$0.00	$65,877.03	$65,827.62	$49.41	$0.00
4	4		$0.00	$67,754.13	$0.00	$0.00	$66,635.48	$66,585.50	$49.98	$0.00
5	1		$0.00	$68,585.63	$0.00	$0.00	$67,402.65	$67,352.10	$50.55	$0.00
5	2		$0.00	$69,427.33	$0.00	$0.00	$68,178.66	$68,127.53	$51.13	$0.00
5	3		$0.00	$70,279.36	$0.00	$0.00	$68,963.60	$68,911.88	$51.72	$0.00
5	4		$0.00	$71,141.84	$0.00	$0.00	$69,757.58	$69,705.27	$52.32	$0.00
6	1		$0.00	$72,014.91	$0.00	$0.00	$70,560.70	$70,507.78	$52.92	$0.00
6	2		$0.00	$72,898.69	$0.00	$0.00	$71,373.07	$71,319.54	$53.53	$0.00
6	3		$0.00	$73,793.32	$0.00	$0.00	$72,194.79	$72,140.65	$54.15	$0.00
6	4		$0.00	$74,698.93	$0.00	$0.00	$73,025.97	$72,971.20	$54.77	$0.00
Totals			$50,000.00		$2,400.00	$47,600.00			$1,474.82	$50,000.00

1) Contract Value grows at 5% annually.
2) Surrender Charge is Withdrawal less Free Withdrawal Amount times the Surrender Charge percent.
Surrender Charge schedule is 8%,7%,6%, 5%, 4%,3%,0%, applied to each premium payment.
3) 0.30% fee as a percentage of Contract Value.

Example 2: This example assumes instead that no withdrawals are taken during the surrender charge period.

Single Contract			Without Waiver of Surrender Charge Rider	With Waiver of Surrender Charge Rider
Year	QTR	Premium	1) Contract Value (CV)	CV Before Rider Fee	CV After Rider Fee	2) Rider Fee
0		$100,000.00	$100,000.00	$100,000.00	$100,000.00	$0.00
1	1		$101,227.22	$101,227.22	$101,151.30	$75.92
1	2		$102,469.51	$102,392.66	$102,315.86	$76.80
1	3		$103,727.04	$103,571.51	$103,493.83	$77.68
1	4		$105,000.00	$104,763.93	$104,685.35	$78.57
2	1		$106,288.58	$105,970.08	$105,890.60	$79.48
2	2		$107,592.98	$107,190.11	$107,109.72	$80.39
2	3		$108,913.39	$108,424.20	$108,342.88	$81.32
2	4		$110,250.00	$109,672.49	$109,590.23	$82.25
3	1		$111,603.01	$110,935.15	$110,851.95	$83.20
3	2		$112,972.63	$112,212.35	$112,128.19	$84.16
3	3		$114,359.06	$113,504.25	$113,419.13	$85.13
3	4		$115,762.50	$114,811.03	$114,724.92	$86.11
4	1		$117,183.16	$116,132.86	$116,045.76	$87.10
4	2		$118,621.26	$117,469.90	$117,381.79	$88.10
4	3		$120,077.01	$118,822.33	$118,733.21	$89.12
4	4		$121,550.63	$120,190.34	$120,100.19	$90.14
5	1		$123,042.32	$121,574.09	$121,482.91	$91.18
5	2		$124,552.33	$122,973.78	$122,881.55	$92.23
5	3		$126,080.86	$124,389.58	$124,296.29	$93.29
5	4		$127,628.16	$125,821.68	$125,727.31	$94.37
6	1		$129,194.44	$127,270.27	$127,174.82	$95.45
6	2		$130,779.94	$128,735.53	$128,638.98	$96.55
6	3		$132,384.91	$130,217.67	$130,120.01	$97.66
6	4		$134,009.56	$131,716.87	$131,618.08	$98.79
Totals						$2,084.99
1) Contract Value grows at 5% annually.
2) 0.30% fee as a percentage of Contract Value
The Waiver of Surrender Charge Rider is not available in all states. See “Appendix B: State Variations.”

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
PORTFOLIO COMPANIES

The following is a list of the portfolios currently available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which can be amended from time to time and can be found online at www.srslivewell.com/individual-investors-da-prospectuses. You can also request this information at no cost by calling 866-747-3421 or sending an email request to SecuritiesPI@sfgmembers.com.
The current expenses and performance information below reflects fees and expenses of the Investment Portfolios, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each investment portfolio’s past performance is not necessarily an indication of future performance.

		Average Annual Total Returns (as of 12/31/2025)
Type / Investment Objective	Portfolio Company	Current Expenses	1-Year Return	5-Year Return	10-Year Return
US Fund Money Market - Taxable	Fidelity® VIP Government Money Mkt Svc 2[1]	0.50	3.60	2.85	1.80
	Fidelity Management & Research Company LLC / FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Corporate Bond - General	Fidelity® VIP Investment Grade Bond Svc 2	0.63	6.93	(0.21)	2.45
	Fidelity Management & Research Company LLC
US Insurance Global Large-Stock Growth	American Funds IS® Global Growth	0.91	21.34	7.97	11.89
	Capital Research and Management Company
US Insurance Small Growth	ClearBridge Variable Small Cap Growth	1.05	8.97	(0.42)	9.11
	Legg Mason Partners Fund Advisor, LLC / ClearBridge Investments, LLC
US Insurance Large Blend	DWS Equity 500 Index VIP	0.64	17.18	13.70	14.11
	DWS Investment Management Americas, Inc. / Northern Trust Investments Inc
US Insurance Moderate Allocation	American Funds IS® Asset Allocation[2]	0.79	15.59	8.70	9.50
	Capital Research and Management Company
US Insurance Moderate Allocation	Calvert VP SRI Balanced[2]	0.89	11.68	8.44	9.51
	Calvert Research and Management
US Insurance Large Growth	Fidelity® VIP Growth Opportunities[2]	0.82	21.65	11.03	19.64
	Fidelity Management & Research Company LLC / FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd;
US Insurance Mid-Cap Blend	Fidelity® VIP Mid Cap[2]	0.82	11.49	9.83	10.31
	Fidelity Management & Research Company LLC / FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd;
US Insurance Multisector Bond	Lord Abbett Series Bond-Debenture[2]	0.99	8.32	2.09	4.72
	Lord, Abbett & Co LLC
US Insurance Short-Term Bond	Lord Abbett Series Short Duration Inc[2]	0.84	5.90	2.25	2.62
	Lord, Abbett & Co LLC
US Insurance Inflation-Protected Bond	PIMCO VIT Real Return Adv[2]	1.17	7.74	1.11	3.11
	Pacific Investment Management Company, LLC

US Insurance Intermediate Core-Plus Bond	Western Asset Core Plus VIT[2]	0.78	7.69	(1.67)	1.85

Legg Mason Partners Fund Advisor, LLC / Western
Asset Management Company Pte Ltd. –
Singapore; Western Asset Management
Company, LLC; Western Asset Management
Company Ltd. – Japan; Western Asset
Management Company Limited – UK;

US Insurance Ultrashort Bond	PIMCO VIT Short-Term Adv[2]	0.72	4.57	3.14	2.65
	Pacific Investment Management Company, LLC
US Insurance Large Value	Principal Equity Income[2]	0.89	N/A	N/A	N/A
	Principal Global Investors, LLC

Variable Option [Line Items]
Prospectuses Available [Text Block]
APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
PORTFOLIO COMPANIES

The following is a list of the portfolios currently available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which can be amended from time to time and can be found online at www.srslivewell.com/individual-investors-da-prospectuses. You can also request this information at no cost by calling 866-747-3421 or sending an email request to SecuritiesPI@sfgmembers.com.
The current expenses and performance information below reflects fees and expenses of the Investment Portfolios, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each investment portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]

		Average Annual Total Returns (as of 12/31/2025)
Type / Investment Objective	Portfolio Company	Current Expenses	1-Year Return	5-Year Return	10-Year Return
US Fund Money Market - Taxable	Fidelity® VIP Government Money Mkt Svc 2[1]	0.50	3.60	2.85	1.80
	Fidelity Management & Research Company LLC / FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Corporate Bond - General	Fidelity® VIP Investment Grade Bond Svc 2	0.63	6.93	(0.21)	2.45
	Fidelity Management & Research Company LLC
US Insurance Global Large-Stock Growth	American Funds IS® Global Growth	0.91	21.34	7.97	11.89
	Capital Research and Management Company
US Insurance Small Growth	ClearBridge Variable Small Cap Growth	1.05	8.97	(0.42)	9.11
	Legg Mason Partners Fund Advisor, LLC / ClearBridge Investments, LLC
US Insurance Large Blend	DWS Equity 500 Index VIP	0.64	17.18	13.70	14.11
	DWS Investment Management Americas, Inc. / Northern Trust Investments Inc
US Insurance Moderate Allocation	American Funds IS® Asset Allocation[2]	0.79	15.59	8.70	9.50
	Capital Research and Management Company
US Insurance Moderate Allocation	Calvert VP SRI Balanced[2]	0.89	11.68	8.44	9.51
	Calvert Research and Management
US Insurance Large Growth	Fidelity® VIP Growth Opportunities[2]	0.82	21.65	11.03	19.64
	Fidelity Management & Research Company LLC / FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd;
US Insurance Mid-Cap Blend	Fidelity® VIP Mid Cap[2]	0.82	11.49	9.83	10.31
	Fidelity Management & Research Company LLC / FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd;
US Insurance Multisector Bond	Lord Abbett Series Bond-Debenture[2]	0.99	8.32	2.09	4.72
	Lord, Abbett & Co LLC
US Insurance Short-Term Bond	Lord Abbett Series Short Duration Inc[2]	0.84	5.90	2.25	2.62
	Lord, Abbett & Co LLC
US Insurance Inflation-Protected Bond	PIMCO VIT Real Return Adv[2]	1.17	7.74	1.11	3.11
	Pacific Investment Management Company, LLC

US Insurance Intermediate Core-Plus Bond	Western Asset Core Plus VIT[2]	0.78	7.69	(1.67)	1.85

Legg Mason Partners Fund Advisor, LLC / Western
Asset Management Company Pte Ltd. –
Singapore; Western Asset Management
Company, LLC; Western Asset Management
Company Ltd. – Japan; Western Asset
Management Company Limited – UK;

US Insurance Ultrashort Bond	PIMCO VIT Short-Term Adv[2]	0.72	4.57	3.14	2.65
	Pacific Investment Management Company, LLC
US Insurance Large Value	Principal Equity Income[2]	0.89	N/A	N/A	N/A
	Principal Global Investors, LLC

Temporary Fee Reductions, Current Expenses [Text Block]	3 This investment option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction. See the Investment Option’s prospectus for additional information.
Index-Linked Option [Line Items]
Index-Linked Options Available [Table Text Block]

Index	Type of Index	Cycle Term	Current Limit on Index Loss (if held until end of Cycle Term)	Minimum Limit on Index Gain (for the life of the Cycle Investment)	Current Trigger Point for Cycle Investments with a Trigger Rate Crediting Type
S&P 500® Price Return Index[1]	U.S. Large Cap Equities	1 Year	(10)% Floor	2.5% Cap Rate
S&P 500® Price Return Index[1]	U.S. Large Cap Equities	1 Year	(10)% Buffer	5.0% Cap Rate
S&P 500® Price Return Index[1]	U.S. Large Cap Equities	1 Year	(30)% Buffer	5.0% Cap Rate
S&P 500® Price Return Index[1]	U.S. Large Cap Equities	3 Year	(10)% Buffer	5.0% Cap Rate
S&P 500® Price Return Index[1]	U.S. Large Cap Equities	6 Year	(10)% Floor	5.0% Cap Rate
S&P 500® Price Return Index[1]	U.S. Large Cap Equities	6 Year	(10)% Buffer	10.0% Participation Rate

S&P 500® Price Return Index[1]	U.S. Large Cap Equities	6 Year	(20)% Buffer	10.0% Cap Rate
S&P 500® Price Return Index[1]	U.S. Large Cap Equities	6 Year	(30)% Buffer	7.5% Cap Rate
S&P 500® Price Return Index[1]	U.S. Large Cap Equities	1 Year	(20)% Buffer	2% Trigger Rate	(20)%Trigger Point
S&P 500® Price Return Index[1]	U.S. Large Cap Equities	1 Year	(20)% Buffer	3% Trigger Rate	0% Trigger Point
MSCI EAFE Price Return Index[1]	International Equities	1 Year	(10)% Buffer	5.0% Cap Rate
Russell 2000 Price Return Index[1]	U.S. Small Cap Equities	1 Year	(10)% Buffer	5.0% Cap Rate
Nasdaq-100 Max 30TM Index[2]	U.S. and International Large Cap Non-Financial Industry Equities with Additional Volatility Control	1 Year	(10)% Buffer	5.0% Cap Rate
Nasdaq-100 Max 30TM Index[2]	U.S. and International Large Cap Non-Financial Industry Equities with Additional Volatility Control	1 Year	(30)% Buffer	7.5% Cap Rate
Nasdaq-100 Max 30TM Index[2]	U.S. and International Large Cap Non-Financial Industry Equities with Additional Volatility Control	6 Year	(10)% Buffer	10.0% Participation Rate
Nasdaq-100 Max 30TM Index[2]	U.S. and International Large Cap Non-Financial Industry Equities with Additional Volatility Control	6 Year	(20)% Buffer	10.0% Participation Rate
Nasdaq-100 Max 30TM Index[2]	U.S. and International Large Cap Non-Financial Industry Equities with Additional Volatility Control	6 Year	(30)% Buffer	7.5% Participation Rate
Nasdaq-100 Max 30TM Index[2]	U.S. and International Large Cap Non-Financial Industry Equities with Additional Volatility Control	6 Year	‘(40)% Buffer	7.5% Participation Rate
Nasdaq-100 Max 30TM Index[2]	U.S. and International Large Cap Non-Financial Industry Equities with Additional Volatility Control	1 Year	(20)% Buffer	2% Trigger Rate	(20)% Trigger Point
Nasdaq-100 Max 30TM Index[2]	U.S. and International Large Cap Non-Financial Industry Equities with Additional Volatility Control	1 Year	(20)% Buffer	3% Trigger Rate	0% Trigger Point

S&P 500 35% Edge Volatility 1% Decrement Index (USD) ER3	U.S. Large Cap Equities with Additional Volatility Control	1 Year	(30)% Buffer	7.5% Cap Rate
S&P 500 35% Edge Volatility 1% Decrement Index (USD) ER3	U.S. Large Cap Equities with Additional Volatility Control	6 Year	(10)% Buffer	10.0% Participation Rate
S&P 500 35% Edge Volatility 1% Decrement Index (USD) ER3	U.S. Large Cap Equities with Additional Volatility Control	6 Year	(20)% Buffer	10.0% Participation Rate
S&P 500 35% Edge Volatility 1% Decrement Index (USD) ER3	U.S. Large Cap Equities with Additional Volatility Control	1 Year	(20)% Buffer	2% Trigger Rate	(20)% Trigger Point
S&P 500 35% Edge Volatility 1% Decrement Index (USD) ER3	U.S. Large Cap Equities with Additional Volatility Control	1 Year	(20)% Buffer	3% Trigger Rate	0% Trigger Point
Invsesco QQQ ETF[4]	U.S. and International Large Cap Non-Financial Industry Equities offered via an ETF	1 Year	(10)% Buffer	5.0% Cap Rate
Invsesco QQQ ETF[4]	U.S. and International Large Cap Non-Financial Industry Equities offered via an ETF	1 Year	(30)% Buffer	7.5% Cap Rate
Invsesco QQQ ETF[4]	U.S. and International Large Cap Non-Financial Industry Equities offered via an ETF	6 Year	(10)% Buffer	7.50% Cap Rate
Invsesco QQQ ETF[4]	U.S. and International Large Cap Non-Financial Industry Equities offered via an ETF	6 Year	(20)% Buffer	7.50% Cap Rate
Invsesco QQQ ETF[4]	U.S. and International Large Cap Non-Financial Industry Equities offered via an ETF	6 Year	(30)% Buffer	7.5% Cap Rate
Invsesco QQQ ETF[4]	U.S. and International Large Cap Non-Financial Industry Equities offered via an ETF	6 Year	(40)% Buffer	7.5% Cap Rate
Invsesco QQQ ETF[4]	U.S. and International Large Cap Non-Financial Industry Equities offered via an ETF	1 Year	(20)% Buffer	2% Trigger Rate	(20)% Trigger Point
Invsesco QQQ ETF[4]	U.S. and International Large Cap Non-Financial Industry Equities offered via an ETF	1 Year	(20)% Buffer	3% Trigger Rate	0% Trigger Point
[1] This Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
[2] This Index does not include dividends or distributions paid on the securities composing the Index and reflects a daily deduction of 1% per annum, which will reduce the Index return and cause the Index to underperform a direct investment in the underlying securities composing the Index.
[3] This Index has leveraged exposure to an “Underlying Benchmark” equal to the return of the S&P 500 Total Return Index less the federal funds rate and less a “Spread” (each expressed as an annual percentage deducted daily). Currently, the Spread is a fixed rate of 0.50%. Effective July 1, 2026, the Spread will be a floating rate based on the Adjusted Interest Rate (AIR) S&P 500 Total Return Index Futures contracts less 0.25%, which is intended to better reflect changing market conditions. As of December 31, 2025, the current federal funds rate was 3.64% and the floating rate based on AIR S&P 500 Total Return Index Futures contracts was 0.63%. Both of these rates will fluctuate over time and may be higher or lower in the future.The Index also reflects the deduction of a 1% decrement per annum. The Index’s exposure to the Underlying Benchmark (which includes the deduction of the federal funds rate and the Spread from the performance of the Underlying Index) and the Index’s deduction of the 1% decrement will reduce the Index return and cause the Index to underperform a direct investment in the underlying securities composing the Index.
[4] This Index reflects dividends paid on the underlying securities, and applies a 0.18% expense ratio. The expense ratio will reduce the Index performance and cause the Index to underperform a direct investment in the underlying securities composing the Index.

C000257470 [Member] | C000048776 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Money Market - Taxable
Portfolio Company Name [Text Block]	Fidelity® VIP Government Money Mkt Svc 2[1]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC / FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	3.60%
Average Annual Total Returns, 5 Years [Percent]	2.85%
Average Annual Total Returns, 10 Years [Percent]	1.80%
C000257470 [Member] | C000048820 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Corporate Bond - General
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Svc 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	6.93%
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	2.45%
C000257470 [Member] | C000121502 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds IS® Global Growth
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	21.34%
Average Annual Total Returns, 5 Years [Percent]	7.97%
Average Annual Total Returns, 10 Years [Percent]	11.89%
C000257470 [Member] | C000047263 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Small Growth
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC / ClearBridge Investments, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	8.97%
Average Annual Total Returns, 5 Years [Percent]	(0.42%)
Average Annual Total Returns, 10 Years [Percent]	9.11%
C000257470 [Member] | C000017152 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	DWS Equity 500 Index VIP
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc. / Northern Trust Investments Inc
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	13.70%
Average Annual Total Returns, 10 Years [Percent]	14.11%
C000257470 [Member] | C000121512 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Moderate Allocation
Portfolio Company Name [Text Block]	American Funds IS® Asset Allocation[2]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.59%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	9.50%
C000257470 [Member] | C000135675 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Moderate Allocation
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced[2]
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	11.68%
Average Annual Total Returns, 5 Years [Percent]	8.44%
Average Annual Total Returns, 10 Years [Percent]	9.51%
C000257470 [Member] | C000013940 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Large Growth
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Opportunities[2]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC / FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	21.65%
Average Annual Total Returns, 5 Years [Percent]	11.03%
Average Annual Total Returns, 10 Years [Percent]	19.64%
C000257470 [Member] | C000078378 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Mid-Cap Blend
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap[2]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC / FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	10.31%
C000257470 [Member] | C000020055 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Multisector Bond
Portfolio Company Name [Text Block]	Lord Abbett Series Bond-Debenture[2]
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	8.32%
Average Annual Total Returns, 5 Years [Percent]	2.09%
Average Annual Total Returns, 10 Years [Percent]	4.72%
C000257470 [Member] | C000139705 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Short-Term Bond
Portfolio Company Name [Text Block]	Lord Abbett Series Short Duration Inc[2]
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	5.90%
Average Annual Total Returns, 5 Years [Percent]	2.25%
Average Annual Total Returns, 10 Years [Percent]	2.62%
C000257470 [Member] | C000030983 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO VIT Real Return Adv[2]
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	7.74%
Average Annual Total Returns, 5 Years [Percent]	1.11%
Average Annual Total Returns, 10 Years [Percent]	3.11%
C000257470 [Member] | C000154792 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Western Asset Core Plus VIT[2]
Portfolio Company Adviser [Text Block]
Legg Mason Partners Fund Advisor, LLC / Western
Asset Management Company Pte Ltd. –
Singapore; Western Asset Management
Company, LLC; Western Asset Management
Company Ltd. – Japan; Western Asset
Management Company Limited – UK;

Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	7.69%
Average Annual Total Returns, 5 Years [Percent]	(1.67%)
Average Annual Total Returns, 10 Years [Percent]	1.85%
C000257470 [Member] | C000081128 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Ultrashort Bond
Portfolio Company Name [Text Block]	PIMCO VIT Short-Term Adv[2]
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	4.57%
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	2.65%
C000257470 [Member] | C000223413 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Large Value
Portfolio Company Name [Text Block]	Principal Equity Income[2]
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.89%
C000257470 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Pays your beneficiary your Contract Value
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Terminates upon the Maturity Date.
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]
Death Benefit
If an Owner dies before the Maturity Date and while the Contract is still in force, we will pay a Death Benefit to your designated Beneficiary. The amount of the Death Benefit is based on which death benefit option is elected and determined as of the Business Day that our Customer Service Center receives the required documentation in Good Order. It is payable on receipt in Good Order (at our Customer Service Center) of satisfactory proof of the Owner’s death, an election of how the Death Benefit is to be paid, and any other required documents or forms. Payment of the Death Benefit is not subject to the Surrender Charge.
The Contract offers a standard Death Benefit, the Contract Value Death Benefit, at no additional charge. When you purchase the Contract, you may select the optional Return of Premium Death Benefit for an additional charge if the oldest Owner is younger than Issue Age 76. The Return of Premium Death Benefit is not available in all states. See “Appendix B: State Variations.”
The Contract Value Death Benefit will equal the Contract Value as of the Business Day that the Death Benefit is determined. For example, if your Contract Value is $100,000 on the date of death, September 1st, and declines to $90,000 on September 10th, which is the date that our Customer Service Center receives the required documentation in Good Order, your Death Benefit will equal $90,000.
The Return of Premium Death Benefit will equal the greater of (i) the Contract Value, or (ii) the sum of your initial premium payment plus any subsequent premium payments, less an adjustment for each withdrawal. The adjustment for withdrawals will reduce the Death Benefit by the same proportion that the withdrawal reduced the Contract Value, calculated as follows:
Death Benefit after withdrawal = Death Benefit before withdrawal * (1 – [withdrawal amount] / [Contract Value before withdrawal])
If the value of the Return of Premium Death Benefit is greater than the Contract Value at the time of the withdrawal, then the Death Benefit will be reduced by an amount greater than the amount withdrawn.
For example, assume you purchase the Contract with an initial premium payment of $100,000 and make $10,000 in additional premium payments. If you requested a $15,000 withdrawal at a time when the Contract Value is $95,000, the Return of Premium Death Benefit would be reduced from $110,000 to $92,631.58 or a reduction of the Return of Premium Death Benefit by $17,368.42, which is more than the $15,000 amount withdrawn. Alternatively, if you requested a $15,000 withdrawal at a time when the Contract Value is $130,000, the Return of Premium Death Benefit would be reduced from $110,000 to $97,307.69 or a reduction of the Return of Premium Death Benefit by $12,692.31, which is less than the $15,000 amount withdrawn. In each case, if the Contract Value is greater than the Return of Premium Death Benefit on the date the Death Benefit is determined, your Death Benefit will equal the Contract Value.
We assess a charge for the Return of Premium Death Benefit at the end of each calendar quarter at an annual rate of 0.20% of the Contract Value. This charge is deducted pro-rata across all investments, including the Cycle Investments and the Default Account.
Charges deducted from the Cycle Investments prior to the Cycle End Date are based on the Fair Value calculation. If a deduction is taken to pay charges on any day prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if a deduction is taken to pay charges on any day prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if the deduction was taken on the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. These charge deductions will also reduce your Contract Value. The charge will continue to be deducted for the life of the Contract, and you cannot voluntarily terminate the Return of Premium Death Benefit without surrendering or annuitizing your Contract. It is possible that the Return of Premium Death Benefit will be no greater than the Contract Value Death Benefit. There is a risk that any financial return provided by the Return of Premium Death Benefit will ultimately be less than the amount you paid for the benefit.
Any death benefit payment or optional benefit charge deduction attributable to the Cycle Investments and paid prior to the Cycle End Date will be based on the Cycle Investment Unit Value, which is based on the Fair Value provided by the Fair Value Calculation Agent, and the Floor Rate and the Buffer Rate do not apply. For Cycle Investments with a Cap Rate that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable. Cycle Investments that have a Cycle Start Date or after November 13, 2023 do not include a Proportional Cap Rate. This Fair Value calculation means that before the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains than on the Cycle End Date (which could be further reduced by the Proportional Cap, if applicable), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses than on the Cycle End Date (because the Floor and Buffer Rates do not apply).
The amount of the death benefit will be calculated on the business day that our Customer Service Center receives a complete death benefit claim based on the election made at the time of application. In the case of multiple primary beneficiaries, the amount received by each primary beneficiary will be their proportional share of the death benefit as of each primary beneficiary’s required documentation is in good order. If no optional death benefit is elected, the death benefit is the accumulation value at the time we receive the required documentation in good order for each primary beneficiary. If the Return of Premium Death Benefit is elected, the death benefit is the greater of the accumulation value and net premiums determined at the time the first primary beneficiary claim is in good order. Once the greater of the accumulation value and net premiums is determined, each remaining primary beneficiary’s proportion of the death benefit is subject to the performance of the elected investment options until required documentation for their portion of the death benefit is in good order.
Designation of your Beneficiary. You name one or more Beneficiaries in your Contract application. A Beneficiary is revocable unless otherwise stated in the Beneficiary designation. You may change a revocable Beneficiary during your lifetime. We must receive a Written Notice (signed and dated) informing us of the change. Upon receipt and acceptance at our Customer Service Center, a change takes effect as of the date that the Written Notice is recorded by us. We will not be liable for any payment made before we receive and accept a Written Notice to change your Beneficiary.
If no primary Beneficiary is living when the Owner dies, the Death Benefit will be paid to the contingent Beneficiary, if any. If no Beneficiary is living when the Owner dies, then we will pay the Death Benefit to the Owner’s estate. If the sole Beneficiary is not the spouse, the surviving joint Owner will be the designated primary Beneficiary and any other Beneficiaries on record will be treated as contingent Beneficiaries.
For non-qualified Contracts, if an Owner dies prior to the Maturity Date, then the Death Benefit must be paid within 5 years of the Owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the Owner). For joint Owners the Death Benefit is paid upon the first death.
If you name your spouse as the Beneficiary and the spouse (1) was married to the deceased Owner, as recognized by Federal law, as of the date of the deceased Owner’s death, and (2) is the sole primary Beneficiary, your surviving spouse may choose to continue the Contract, which will then be treated as his/her own Contract. If your spouse chooses to continue the Contract under spousal continuance, by current company practice they will receive the Death Benefit. The increase in Contract Value from the Death Benefit payout will be allocated among Investment Options in accordance with the current allocations for the Contract and may be, under certain circumstances, considered earnings. If you are currently invested in Cycle Investments, the increase in Contract Value from the Death Benefit payout will be allocated to the Default Account in the proportionate amount of Cycle Investments to the Contract Value. Those allocations will remain in the Default Account until you provide us with alternative allocation instructions. If you selected one or both of the optional benefit riders available for an additional charge when you purchased your Contract and your spouse chooses to continue the Contract under spousal continuance, the optional benefit rider(s) will terminate and the charge(s) for the optional benefit rider(s) will no longer be deducted under the continued Contract. The Death Benefit under the continued Contract will be the standard Contract Value Death Benefit. All Surrender Charges are waived under the continued Contract. Spousal continuance is not permitted under Non-Qualified Stretch Contracts.
If the sole Beneficiary is not the spouse, the surviving joint Owner, if any, will be the designated primary Beneficiary and any other Beneficiaries on record will be treated as contingent Beneficiaries.
Under a non-qualified Contract other than a Non-Qualified Stretch Contract, when a Death Benefit is paid on the death of an Owner or a joint Owner and a payment option is selected, the payment option must be an annuity for the life of the Payee or for a period extending no longer than the Payee’s life expectancy, and payments must begin within one year of the date of death. In certain circumstances, required minimum distribution rules for qualified Contracts may require the Death Benefit to be paid out within ten years. For Non-Qualified Stretch Contracts, the Death Benefit must be paid out no later than the end of the Owner’s stretch period in accordance with Section 72(s) of the Internal Revenue Code. See “Federal Tax Status” for more information later in this prospectus.
In the case of multiple primary Beneficiaries, the amount received by each primary Beneficiary will be their proportional share of the Death Benefit as of each primary Beneficiary’s required documentation is in Good Order. If no optional Death Benefit is elected, the death benefit is the Contract Value at the time we receive the required documentation in Good Order for each primary Beneficiary. If the Return of Premium Death Benefit is elected, the Death Benefit is the greater of the Contract Value and total premium payments, adjusted for withdrawals, determined at the time the first primary Beneficiary claim is in Good Order. Once the greater of the Contract Value and total premium payments, adjusted for withdrawals, is determined, each remaining primary Beneficiary’s proportion of the Death Benefit is subject to the performance of the elected Investment Options until required documentation for their portion of the Death Benefit is in Good Order.
After the date on which we receive an original death certificate or a copy of the death certificate via facsimile, the Beneficiary has the option of transferring the Accumulation Value to a short-term Investment Option(s) before the date on which the first complete Death Benefit claim is received. If there are multiple Beneficiaries then they all must join in such a transfer request or the Company will not be able to honor the request.
If the Owner dies on or after income payments have begun, then any remaining amounts, must be paid at least as rapidly as the benefits were being paid at the time of the Owner’s death. Other rules relating to distributions at death apply to Qualified Contracts.
If any Owner is a non-natural person, the Death Benefit is paid upon the death of the Annuitant.
If joint Owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.
Naming different persons as Owner and Annuitant can affect whether the Death Benefit is payable, the amount of the benefit, and who will receive it. Use care when naming Owners, Annuitants, and Beneficiaries, and consult your registered representative if you have questions. State premium taxes may be deducted from the Death Benefit proceeds.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Maturity Date or date the Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim the Death Benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including full names and complete addresses, if and as they change. Such updates should be communicated in writing, by telephone, or other approved electronic means at our Customer Service Center.
C000257470 [Member] | Return Of Premium Death Benefit Rider [Member]
Item 4. Fee Table [Line Items]
Other Annual Expense (of Other Amount), Maximum [Percent]	0.20%
Other Annual Expense (of Other Amount), Current [Percent]	0.20%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Premium Death Benefit Rider
Purpose of Benefit [Text Block]	Pays your beneficiary the greater of (i) your Contract Value or (ii) your total premium payments, adjusted for withdrawals
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•Only available at Contract issue. If you purchased your Contract prior to November 13, 2023, this benefit is not available.
•Only available at Issue Ages 0-75
•Not available in all states
•Cannot be voluntarily terminated
•Terminates at maturity or change in ownership.
•Withdrawals will reduce the value of the benefit in the same proportion that the withdrawal reduced the Contract Value, which may be more than the amount withdrawn.

Name of Benefit [Text Block]	Return of Premium Death Benefit Rider
C000257470 [Member] | Waiver Of Surrender Charges Raider [Member]
Item 4. Fee Table [Line Items]
Other Annual Expense (of Other Amount), Maximum [Percent]	0.30%
Other Annual Expense (of Other Amount), Current [Percent]	0.30%
C000257470 [Member] | Systemic Withdrawal Program [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Allows you to set up an automatic payment of up to 10% of your total premium payments each year
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Each payment must be at least $100 (unless we consent otherwise). •Subject to any applicable income taxes, including a possible 10% federal tax penalty if taken before age 59 1⁄2.
Name of Benefit [Text Block]	Systematic Withdrawal Program
Operation of Benefit [Text Block]
Systematic Withdrawals
The systematic withdrawal feature allows you to have a portion of your Contract Value withdrawn automatically. For example, you may elect to have $500 withdrawn from your Contract Value automatically every month.
These withdrawals occur only: (1) while the Owner is living, (2) before the Maturity Date, and (3) after the Free Look Period. You may elect this option by sending a properly completed service form to our Customer Service Center. You may designate the systematic withdrawal amount and the frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See your Contract for details on systematic withdrawal options and when each begins.
Unless we receive instructions from you, we will deduct all systematic withdrawals pro-rata from the Subaccounts until your Accumulation Value is exhausted, then from the Cycle Investments on a pro-rata basis, then from the Default Account. You may instruct us to take systematic withdrawals from all Investment Options – all Investment Portfolios Available Under the Contract Investment Options and all Cycle Investments – on a pro-rata basis. If you take a systematic withdrawal from a Cycle Investment during the Cycle Term prior to the Cycle End Date, you will receive the Cycle Investment Unit Value times the number of Cycle Investment Units withdrawn and the Floor Rate or Buffer Rate will not apply. The Cycle Investment Unit Value prior to the Cycle End Date is based on the Fair Value of the Cycle, Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. For Cycle Investments with a Cap Rate that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable. Cycle Investments that have a Cycle Start Date on or after November 13, 2023 do not include a Proportional Cap Rate. This Fair Value calculation means that before the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains than on the Cycle End Date (which could be further reduced by the Proportional Cap, if applicable), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses than on the Cycle End Date (because the Floor and Buffer Rates do not apply). If you take a withdrawal prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if you take a withdrawal prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. You should consult with a financial professional before taking Systematic Withdrawals from the Cycle Investments prior to the Cycle End Date.
If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then we will process your withdrawal at the Accumulation Unit Value and/or Cycle Investment Unit Value determined at the close of the next Valuation Period.
You can stop or modify the systematic withdrawals by sending us a Written Notice. A proper Written Notice must include the consent of any effective assignee or irrevocable Beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Each request for withdrawal amounts of less than $100 will be reviewed on a case-by-case basis. We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $100.
Upon payment, we reduce your Contract Value by an amount equal to the payment proceeds. In no event will the payment of a systematic withdrawal exceed the Surrender Value. The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Surrender Value to equal zero.
To the extent, if any, that there is gain in the Contract, systematic withdrawals generally are included in the Owner’s gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 1⁄2. Additional terms and conditions for the systematic withdrawal program are set forth in your Contract and in the application for the program.
C000257470 [Member] | Dollar Cost Averaging (DCA) Program [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging (“DCA”) Program
Purpose of Benefit [Text Block]	Allows you to systematically transfer a set amount each month from a Subaccount to other available Subaccounts
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Your Accumulation Value must be at least $10,000 to initiate the DCA program.
•The minimum amount that you may transfer monthly is $100, quarterly is $300, and semi-annually is $600 and annually is $1,200.
•Not available during the Free Look Period. Not available if you elect Portfolio Rebalancing.
•Transfers only available among Subaccounts – Cycle Investments are not eligible.
Name of Benefit [Text Block]	Dollar Cost Averaging (“DCA”) Program
C000257470 [Member] | Portfolio Rebalancing Program [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Portfolio Rebalancing Program
Purpose of Benefit [Text Block]	Allows us to automatically rebalance your Accumulation Value to return to your original percentage allocations
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Your Accumulation Value must be at least $10,000 to initiate the DCA program.
•We will terminate the program if you direct any subsequent reallocation, contribution or partial withdrawal on other than a pro-rata basis.
•We reserve the right to end the portfolio rebalancing program by sending you one month’s notice. You may not elect Portfolio Rebalancing if you have an active DCA program.
•Not available if you elect DCA.
•Transfers only available among Subaccounts – Cycle Investments are not eligible.
Name of Benefit [Text Block]	Portfolio Rebalancing Program
Operation of Benefit [Text Block]
Portfolio Rebalancing
If you elect the Portfolio Rebalancing program, we will automatically reset your Accumulation Value allocated to each Subaccount to percentage levels that you request. If you elect this option, we will transfer amounts among the Subaccounts necessary to “rebalance”
the Accumulation Value to your specified percentages. You may direct us to perform the rebalancing on a quarterly, semi-annual, or annual basis.
For example, assume that you want your initial premium payment split between two Investment Portfolios. You want 40% in Investment Portfolio A and 60% in Investment Portfolio B. Hypothetically, over the next 2 1⁄2 months “A” does very well while “B” performs poorly. At the end of the first quarter, “A” now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in “A” to bring its value back to 40% and use the money to buy more units in “B” to increase those holdings to 60%.
Portfolio rebalancing will occur on the same day of the month as the Issue Date. If the rebalance date does not fall on a Business Day, the rebalancing will be processed on the next Business Day. If you do not select a rebalancing period, we will rebalance your Subaccounts on a quarterly basis. Rebalancing will be based on your most recent investment directions.
Portfolio rebalancing may result in transferring amounts from a Subaccount earning a relatively high return to one earning a relatively low return. Your Accumulation Value must be at least $10,000 to initiate a portfolio rebalancing program. Contact us at our Customer Service Center to elect the portfolio rebalancing program.
Portfolio rebalancing will remain in effect until we receive your written termination request. We will also terminate the program if you direct any subsequent reallocation, contribution or partial withdrawal on other than a pro-rata basis. We reserve the right to end the portfolio rebalancing program by sending you one month’s notice. You may not elect portfolio rebalancing if you have an active DCA program.
There is no charge for portfolio rebalancing transfers, and rebalancing transfers do not count towards your transfer limits.
Portfolio rebalancing applies only to the Subaccounts. It is not available or the Cycle Investment options.
If you are enrolled in a dollar cost averaging, automatic rebalancing or a comparable program when an underlying Investment Portfolio merger, substitution or liquidation takes place, unless otherwise noted in a communication from us, your Accumulation Value invested in such Subaccounts will be transferred automatically to the designated surviving Subaccount, in the case of mergers; the replacement Subaccount, in the case of substitutions; and in the Default Account in the case of liquidations. Your DCA or automatic rebalancing enrollment instructions will be automatically updated to reflect the surviving Subaccount, the replacement Subaccount or the Default Account, as the case may be, for any continued and future transfers or premium payments.
C000257470 [Member] | Waiver Of Surrender Charge Rider [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Waiver of Surrender Charge Rider
Purpose of Benefit [Text Block]	Increase your Free Withdrawal Amount to 100% of the Contract Value
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•Only available at Contract issue. If you purchased your Contract prior to November 13, 2023, this benefit is not available.
•Only available at Issue Ages 0-85
•Not available in all states
•Must be elected for Qualified Contracts purchased through an Inherited IRA or for Non-Qualified Stretch Contracts.
Name of Benefit [Text Block]	Waiver of Surrender Charge Rider
Operation of Benefit [Text Block]
Waiver of Surrender Charge Rider
When you purchase the Contract, you may select the optional Waiver of Surrender Charge Rider for an additional charge. The Waiver of Surrender Charge Rider is required under Qualified Contracts purchased through an Inherited IRA and Non-Qualified Stretch Contracts. This benefit increases your free withdrawal amount to 100% of your Contract Value. This means that we will never assess a Surrender Charge when you take a withdrawal or surrender the Contract.
For example, if you purchase the Contract with an initial premium payment of $100,000 and request a $50,000 withdrawal in the first Contract Year, you will not be subject to the $3,200 Surrender Charge that would otherwise have applied.
We assess the charge for this benefit at the end of each calendar quarter at an annual rate of 0.30% of the Contract Value. The charge is deducted pro-rata across all investments, including the Cycle Investments and the Default Account. Charges deducted from the Cycle Investments prior to the Cycle End Date are based on the Fair Value calculation. Charges deducted from the Cycle Investments prior to the Cycle End Date are based on the Fair Value calculation. If a deduction is taken to pay charges on any day prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if a deduction is taken to pay charges on any day prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if the deduction was taken on the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. These charge deductions will reduce your Contract Value. The charge will continue to be deducted for the life of the Contract, which over time will reduce any savings provided by the benefit, and you cannot voluntarily terminate the Waiver of Surrender Charge Rider without surrendering or annuitizing your Contract. If you purchase the Waiver of Surrender Charge Rider and do not take withdrawals that would otherwise have been subject to a Surrender Charge, you will have paid for the benefit without realizing any financial savings provided by the benefit. There is a risk that any financial savings provided by the benefit will ultimately be less than the amount you paid for the benefit.
Example 1: For comparison, the tables below show the impact of electing the Waiver of Surrender Charge Rider to a contract that is identical, except the Waiver of Surrender Charge Rider was not elected. This example assumes a $50,000 withdrawal is taken at the end of year 3 and reflects the difference between paying surrender charges (without the rider) versus paying the rider fee and having the surrender charges waived (with the rider) while taking the same schedule of withdrawal.

		Single Contract		Without Waiver of Surrender Charge Rider			With Waiver of Surrender Charge Rider
Year	QTR	Premium	Withdrawals	1) Contract Value (CV)	2) Surrender Charge	Net Withdrawal Amount	CV Before Rider Fee	CV After Rider Fee	3) Rider Fee	Net Withdrawal Amount
0		$100,000.00	$0.00	$100,000.00	$0.00	$0.00	$100,000.00	$100,000.00	$0.00	$0.00
1	1		$0.00	$101,227.22	$0.00	$0.00	$101,227.22	$101,151.30	$75.92	$0.00
1	2		$0.00	$102,469.51	$0.00	$0.00	$102,392.66	$102,315.86	$76.79	$0.00
1	3		$0.00	$103,727.04	$0.00	$0.00	$103,571.51	$103,493.83	$77.68	$0.00
1	4		$0.00	$105,000.00	$0.00	$0.00	$104,763.93	104685.35`	$78.57	$0.00
2	1		$0.00	$106,288.58	$0.00	$0.00	$105,970.08	$105,890.60	$79.48	$0.00
2	2		$0.00	$107,592.98	$0.00	$0.00	$107,190.11	$107,109.72	$80.39	$0.00
2	3		$0.00	$108,913.39	$0.00	$0.00	$108,424.20	$108,342.88	$81.32	$0.00
2	4		$0.00	$110,250.00	$0.00	$0.00	$109,672.49	$109,590.23	$82.25	$0.00
3	1		$50,000.00	$111,603.01	$2,400.00	$47,600.00	$110,935.15	$110,851.95	$83.20	$50,000.00
3	2		$0.00	$62,972.63	$0.00	$0.00	$62,212.35	$62,165.69	$46.66	$0.00
3	3		$0.00	$63,745.45	$0.00	$0.00	$62,928.60	$62,881.41	$47.20	$0.00
3	4		$0.00	$64,527.75	$0.00	$0.00	$63,653.10	$63,605.36	$47.74	$0.00
4	1		$0.00	$65,319.65	$0.00	$0.00	$64,385.94	$64,337.65	$48.29	$0.00
4	2		$0.00	$66,121.26	$0.00	$0.00	$65,127.22	$65,078.37	$48.85	$0.00
4	3		$0.00	$66,932.72	$0.00	$0.00	$65,877.03	$65,827.62	$49.41	$0.00
4	4		$0.00	$67,754.13	$0.00	$0.00	$66,635.48	$66,585.50	$49.98	$0.00
5	1		$0.00	$68,585.63	$0.00	$0.00	$67,402.65	$67,352.10	$50.55	$0.00
5	2		$0.00	$69,427.33	$0.00	$0.00	$68,178.66	$68,127.53	$51.13	$0.00
5	3		$0.00	$70,279.36	$0.00	$0.00	$68,963.60	$68,911.88	$51.72	$0.00
5	4		$0.00	$71,141.84	$0.00	$0.00	$69,757.58	$69,705.27	$52.32	$0.00
6	1		$0.00	$72,014.91	$0.00	$0.00	$70,560.70	$70,507.78	$52.92	$0.00
6	2		$0.00	$72,898.69	$0.00	$0.00	$71,373.07	$71,319.54	$53.53	$0.00
6	3		$0.00	$73,793.32	$0.00	$0.00	$72,194.79	$72,140.65	$54.15	$0.00
6	4		$0.00	$74,698.93	$0.00	$0.00	$73,025.97	$72,971.20	$54.77	$0.00
Totals			$50,000.00		$2,400.00	$47,600.00			$1,474.82	$50,000.00

1) Contract Value grows at 5% annually.
2) Surrender Charge is Withdrawal less Free Withdrawal Amount times the Surrender Charge percent.
Surrender Charge schedule is 8%,7%,6%, 5%, 4%,3%,0%, applied to each premium payment.
3) 0.30% fee as a percentage of Contract Value.

Example 2: This example assumes instead that no withdrawals are taken during the surrender charge period.

Single Contract			Without Waiver of Surrender Charge Rider	With Waiver of Surrender Charge Rider
Year	QTR	Premium	1) Contract Value (CV)	CV Before Rider Fee	CV After Rider Fee	2) Rider Fee
0		$100,000.00	$100,000.00	$100,000.00	$100,000.00	$0.00
1	1		$101,227.22	$101,227.22	$101,151.30	$75.92
1	2		$102,469.51	$102,392.66	$102,315.86	$76.80
1	3		$103,727.04	$103,571.51	$103,493.83	$77.68
1	4		$105,000.00	$104,763.93	$104,685.35	$78.57
2	1		$106,288.58	$105,970.08	$105,890.60	$79.48
2	2		$107,592.98	$107,190.11	$107,109.72	$80.39
2	3		$108,913.39	$108,424.20	$108,342.88	$81.32
2	4		$110,250.00	$109,672.49	$109,590.23	$82.25
3	1		$111,603.01	$110,935.15	$110,851.95	$83.20
3	2		$112,972.63	$112,212.35	$112,128.19	$84.16
3	3		$114,359.06	$113,504.25	$113,419.13	$85.13
3	4		$115,762.50	$114,811.03	$114,724.92	$86.11
4	1		$117,183.16	$116,132.86	$116,045.76	$87.10
4	2		$118,621.26	$117,469.90	$117,381.79	$88.10
4	3		$120,077.01	$118,822.33	$118,733.21	$89.12
4	4		$121,550.63	$120,190.34	$120,100.19	$90.14
5	1		$123,042.32	$121,574.09	$121,482.91	$91.18
5	2		$124,552.33	$122,973.78	$122,881.55	$92.23
5	3		$126,080.86	$124,389.58	$124,296.29	$93.29
5	4		$127,628.16	$125,821.68	$125,727.31	$94.37
6	1		$129,194.44	$127,270.27	$127,174.82	$95.45
6	2		$130,779.94	$128,735.53	$128,638.98	$96.55
6	3		$132,384.91	$130,217.67	$130,120.01	$97.66
6	4		$134,009.56	$131,716.87	$131,618.08	$98.79
Totals						$2,084.99
1) Contract Value grows at 5% annually.
2) 0.30% fee as a percentage of Contract Value
The Waiver of Surrender Charge Rider is not available in all states. See “Appendix B: State Variations.”

C000257470 [Member] | Dollar Cost Averaging Program [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]
Dollar Cost Averaging (DCA)
The Dollar Cost Averaging (DCA) program enables you to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account into one or more of the Subaccounts.
For example, you can instruct us to transfer $1,000 on the first of each month to an Investment Portfolio that you have selected. Hypothetically, the $1,000 allocation may have bought 50 Accumulation Units of the Investment Portfolio in January, 65 Accumulation Units in February, and 45 Accumulation Units in March. In these three months, you allocated $3,000 to the Investment Portfolio which has resulted in 160 Accumulation Units. The value of each Accumulation Unit is an average of the three values used at the time of allocation. If you had allocated the entire $3,000 at one time, the total value might be higher or lower.
You may elect the DCA program on a monthly, quarterly, semi-annual or annual basis. Your Accumulation Value must be at least $10,000 to initiate the DCA program. The minimum amount that you may transfer monthly using DCA is $100, quarterly is $300, semi-annually is $600 and annually is $1,200.
You may select any Subaccount as the source account. The source account must have a minimum beginning balance of $1,200. The DCA program may reduce the impact of market fluctuations by allocating Accumulation Value to Subaccounts over time. The DCA program does not ensure a profit nor protect against a loss in declining markets.
You may elect only one DCA program at any time. You must complete the proper request form and send it (in Good Order) to our Customer Service Center. The minimum amount of time at set-up is 3 months. There is no maximum set-up time limit. We reserve the right to limit or change the minimum and maximum timeframes for the DCA program. You may qualify to begin a DCA program by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. The DCA request form will specify:
•    the DCA source Subaccount from which transfers will be made,
•    the total monthly amount to be transferred to the other Subaccount(s), and
•    how that monthly amount is to be allocated among the Subaccounts.
Once you elect DCA, you may allocate additional premium payments to the DCA source Subaccount by sending them in with a DCA request form or written instructions. Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless you specify otherwise. All amounts in the DCA source Subaccount will be available for transfer under the DCA program.
If requested at issue, the DCA will start on the same day of the month as the Issue Date in the second Contract Month. If requested after issue, it will start on the same day of the month as the Issue Date during Contract Month after the request is received. The DCA is not available until the end of the Free Look Period.
You may stop the DCA program at any time by sending us Written Notice. The DCA program will automatically terminate when the source Subaccount does not have sufficient Accumulation Value to fund the DCA transfers. We reserve the right to end the DCA program by sending you one month’s notice. You may not elect a DCA program together with a Portfolio Rebalancing program.
We do not charge any specific fees to participate in a DCA program.
The DCA applies only to the Subaccounts. It is not available for the Cycle Investment Options.
If you are enrolled in a dollar cost averaging, automatic rebalancing or a comparable program when an underlying Investment Portfolio merger, substitution or liquidation takes place, unless otherwise noted in a communication from us, your Accumulation Value invested in such Subaccounts will be transferred automatically to the designated surviving Subaccount, in the case of mergers; the replacement Subaccount, in the case of substitutions; and in the Default Account in the case of liquidations. Your DCA or automatic rebalancing enrollment instructions will be automatically updated to reflect the surviving Subaccount, the replacement Subaccount or the Default Account, as the case may be, for any continued and future transfers or premium payments.
C000257470 [Member] | S&P 500® Price Return Index1, U.S. Large Cap Equities, 1 Year, -10Floor, 2.5% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® Price Return Index1
Index-Linked Option Available, Type of Index	U.S. Large Cap Equities
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	(10)% Floor
Index-Linked Option Available, Index Gain Limit Type	2.5% Cap Rate
C000257470 [Member] | S&P 500® Price Return Index1, U.S. Large Cap Equities, 1 Year, -10Buffer, 5.0% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® Price Return Index1
Index-Linked Option Available, Type of Index	U.S. Large Cap Equities
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	(10)% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Cap Rate
C000257470 [Member] | S&P 500® Price Return Index1, U.S. Large Cap Equities, 1 Year, -30% Buffer, 5.0% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® Price Return Index1
Index-Linked Option Available, Type of Index	U.S. Large Cap Equities
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(30.00%)
Index-Linked Option Available, Index Loss Limit Type	(30)% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Cap Rate
C000257470 [Member] | S&P 500® Price Return Index1, U.S. Large Cap Equities, 3 Year, -10% Buffer, 5.0% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® Price Return Index1
Index-Linked Option Available, Type of Index	U.S. Large Cap Equities
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	(10)% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Cap Rate
C000257470 [Member] | S&P 500® Price Return Index1, U.S. Large Cap Equities, 6 Year, -10% Floor, 5.0% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® Price Return Index1
Index-Linked Option Available, Type of Index	U.S. Large Cap Equities
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	(10)% Floor
Index-Linked Option Available, Index Gain Limit Type	5.0% Cap Rate
C000257470 [Member] | S&P 500® Price Return Index1, U.S. Large Cap Equities, 6 Year, -10% Buffer, 10.0% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® Price Return Index1
Index-Linked Option Available, Type of Index	U.S. Large Cap Equities
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	(10)% Buffer
Index-Linked Option Available, Index Gain Limit Type	10.0% Participation Rate
C000257470 [Member] | S&P 500® Price Return Index1, U.S. Large Cap Equities, 6 Year, -20% Buffer, 10.0% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® Price Return Index1
Index-Linked Option Available, Type of Index	U.S. Large Cap Equities
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
Index-Linked Option Available, Index Loss Limit Type	(20)% Buffer
Index-Linked Option Available, Index Gain Limit Type	10.0% Cap Rate
C000257470 [Member] | S&P 500® Price Return Index1, U.S. Large Cap Equities, 6 Year, -30% Buffer, 7.5% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® Price Return Index1
Index-Linked Option Available, Type of Index	U.S. Large Cap Equities
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(30.00%)
Index-Linked Option Available, Index Loss Limit Type	(30)% Buffer
Index-Linked Option Available, Index Gain Limit Type	7.5% Cap Rate
C000257470 [Member] | S&P 500® Price Return Index1, U.S. Large Cap Equities, 1 Year, -20% Buffer, 2% Trigger Rate, -20% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® Price Return Index1
Index-Linked Option Available, Type of Index	U.S. Large Cap Equities
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
Index-Linked Option Available, Index Loss Limit Type	(20)% Buffer
C000257470 [Member] | S&P 500® Price Return Index1, U.S. Large Cap Equities, 1 Year, -20% Buffer, 3% Trigger Rate, 0% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500® Price Return Index1
Index-Linked Option Available, Type of Index	U.S. Large Cap Equities
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
Index-Linked Option Available, Index Loss Limit Type	(20)% Buffer
C000257470 [Member] | MSCI EAFE Price Return Index1, International Equities, 1 Year, -10% Buffer, 5.0% Cap Rate, 0% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE Price Return Index1
Index-Linked Option Available, Type of Index	International Equities
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	(10)% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Cap Rate
C000257470 [Member] | Russell 2000 Price Return Index1, U.S. Small Cap Equities, 1 Year, -10% Buffer, 5.0% Cap Rate, 0% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000 Price Return Index1
Index-Linked Option Available, Type of Index	U.S. Small Cap Equities
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	(10)% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Cap Rate
C000257470 [Member] | Nasdaq-100 Max 30TM Index2, U.S. and International Large Cap Non-Financial Industry Equities with Additional Volatility Control, 1 Year, -10% Buffer, 5.0% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-100 Max 30TM Index2
Index-Linked Option Available, Type of Index	U.S. and International Large Cap Non-Financial Industry Equities with Additional Volatility Control
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	(10)% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Cap Rate
C000257470 [Member] | Nasdaq-100 Max 30TM Index2, U.S. and International Large Cap Non-Financial Industry Equities with Additional Volatility Control, 1 Year, -30% Buffer, 7.5% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-100 Max 30TM Index2
Index-Linked Option Available, Type of Index	U.S. and International Large Cap Non-Financial Industry Equities with Additional Volatility Control
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(30.00%)
Index-Linked Option Available, Index Loss Limit Type	(30)% Buffer
Index-Linked Option Available, Index Gain Limit Type	7.5% Cap Rate
C000257470 [Member] | Nasdaq-100 Max 30TM Index2, U.S. and International Large Cap Non-Financial Industry Equities with Additional Volatility Control, 6 Year, -10% Buffer, 10.0% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-100 Max 30TM Index2
Index-Linked Option Available, Type of Index	U.S. and International Large Cap Non-Financial Industry Equities with Additional Volatility Control
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	(10)% Buffer
Index-Linked Option Available, Index Gain Limit Type	10.0% Participation Rate
C000257470 [Member] | Nasdaq-100 Max 30TM Index2, U.S. and International Large Cap Non-Financial Industry Equities with Additional Volatility Control, 6 Year, -20% Buffer, 10.0% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-100 Max 30TM Index2
Index-Linked Option Available, Type of Index	U.S. and International Large Cap Non-Financial Industry Equities with Additional Volatility Control
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
Index-Linked Option Available, Index Loss Limit Type	(20)% Buffer
Index-Linked Option Available, Index Gain Limit Type	10.0% Participation Rate
C000257470 [Member] | Nasdaq-100 Max 30TM Index2, U.S. and International Large Cap Non-Financial Industry Equities with Additional Volatility Control, 6 Year, -30% Buffer, 7.5% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-100 Max 30TM Index2
Index-Linked Option Available, Type of Index	U.S. and International Large Cap Non-Financial Industry Equities with Additional Volatility Control
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(30.00%)
Index-Linked Option Available, Index Loss Limit Type	(30)% Buffer
Index-Linked Option Available, Index Gain Limit Type	7.5% Participation Rate
C000257470 [Member] | Nasdaq-100 Max 30TM Index2, U.S. and International Large Cap Non-Financial Industry Equities with Additional Volatility Control, 6 Year, ‘-40% Buffer, 7.5% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-100 Max 30TM Index2
Index-Linked Option Available, Type of Index	U.S. and International Large Cap Non-Financial Industry Equities with Additional Volatility Control
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(40.00%)
Index-Linked Option Available, Index Loss Limit Type	‘(40)% Buffer
Index-Linked Option Available, Index Gain Limit Type	7.5% Participation Rate
C000257470 [Member] | Nasdaq-100 Max 30TM Index2, U.S. and International Large Cap Non-Financial Industry Equities with Additional Volatility Control, 1 Year, -20% Buffer, 2% Trigger Rate, -20% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-100 Max 30TM Index2
Index-Linked Option Available, Type of Index	U.S. and International Large Cap Non-Financial Industry Equities with Additional Volatility Control
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
Index-Linked Option Available, Index Loss Limit Type	(20)% Buffer
C000257470 [Member] | Nasdaq-100 Max 30TM Index2, U.S. and International Large Cap Non-Financial Industry Equities with Additional Volatility Control, 1 Year, -20% Buffer, 3% Trigger Rate, 0% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-100 Max 30TM Index2
Index-Linked Option Available, Type of Index	U.S. and International Large Cap Non-Financial Industry Equities with Additional Volatility Control
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
Index-Linked Option Available, Index Loss Limit Type	(20)% Buffer
C000257470 [Member] | S&P 500 35% Edge Volatility 1% Decrement Index (USD) ER3, U.S. Large Cap Equities with Additional Volatility Control, 1 Year, -30% Buffer, 7.5% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 35% Edge Volatility 1% Decrement Index (USD) ER3
Index-Linked Option Available, Type of Index	U.S. Large Cap Equities with Additional Volatility Control
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(30.00%)
Index-Linked Option Available, Index Loss Limit Type	(30)% Buffer
Index-Linked Option Available, Index Gain Limit Type	7.5% Cap Rate
C000257470 [Member] | S&P 500 35% Edge Volatility 1% Decrement Index (USD) ER3, U.S. Large Cap Equities with Additional Volatility Control, 6 Year, -10% Buffer, 10.0% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 35% Edge Volatility 1% Decrement Index (USD) ER3
Index-Linked Option Available, Type of Index	U.S. Large Cap Equities with Additional Volatility Control
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	(10)% Buffer
Index-Linked Option Available, Index Gain Limit Type	10.0% Participation Rate
C000257470 [Member] | S&P 500 35% Edge Volatility 1% Decrement Index (USD) ER3, U.S. Large Cap Equities with Additional Volatility Control, 6 Year, -20% Buffer, 10.0% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 35% Edge Volatility 1% Decrement Index (USD) ER3
Index-Linked Option Available, Type of Index	U.S. Large Cap Equities with Additional Volatility Control
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
Index-Linked Option Available, Index Loss Limit Type	(20)% Buffer
Index-Linked Option Available, Index Gain Limit Type	10.0% Participation Rate
C000257470 [Member] | S&P 500 35% Edge Volatility 1% Decrement Index (USD) ER3, U.S. Large Cap Equities with Additional Volatility Control, 1 Year, -20% Buffer, 2% Trigger Rate, -20% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 35% Edge Volatility 1% Decrement Index (USD) ER3
Index-Linked Option Available, Type of Index	U.S. Large Cap Equities with Additional Volatility Control
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
Index-Linked Option Available, Index Loss Limit Type	(20)% Buffer
C000257470 [Member] | S&P 500 35% Edge Volatility 1% Decrement Index (USD) ER3, U.S. Large Cap Equities with Additional Volatility Control, 1 Year, -20% Buffer, 3% Trigger Rate, 0% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 35% Edge Volatility 1% Decrement Index (USD) ER3
Index-Linked Option Available, Type of Index	U.S. Large Cap Equities with Additional Volatility Control
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
Index-Linked Option Available, Index Loss Limit Type	(20)% Buffer
C000257470 [Member] | Invsesco QQQ ETF4, U.S. and International Large Cap Non-Financial Industry Equities offered via an ETF, 1 Year, -10% Buffer, 5.0% Cap Rate, 0% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Invsesco QQQ ETF4
Index-Linked Option Available, Type of Index	U.S. and International Large Cap Non-Financial Industry Equities offered via an ETF
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	(10)% Buffer
Index-Linked Option Available, Index Gain Limit Type	5.0% Cap Rate
C000257470 [Member] | Invsesco QQQ ETF4, U.S. and International Large Cap Non-Financial Industry Equities offered via an ETF, 1 Year, -30% Buffer, 7.5% Cap Rate, 0% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Invsesco QQQ ETF4
Index-Linked Option Available, Type of Index	U.S. and International Large Cap Non-Financial Industry Equities offered via an ETF
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(30.00%)
Index-Linked Option Available, Index Loss Limit Type	(30)% Buffer
Index-Linked Option Available, Index Gain Limit Type	7.5% Cap Rate
C000257470 [Member] | Invsesco QQQ ETF4, U.S. and International Large Cap Non-Financial Industry Equities offered via an ETF, 6 Year, -10% Buffer, 7.50% Cap Rate, 0% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Invsesco QQQ ETF4
Index-Linked Option Available, Type of Index	U.S. and International Large Cap Non-Financial Industry Equities offered via an ETF
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	(10)% Buffer
Index-Linked Option Available, Index Gain Limit Type	7.50% Cap Rate
C000257470 [Member] | Invsesco QQQ ETF4, U.S. and International Large Cap Non-Financial Industry Equities offered via an ETF, 6 Year, -20% Buffer, 7.50% Cap Rate, 0% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Invsesco QQQ ETF4
Index-Linked Option Available, Type of Index	U.S. and International Large Cap Non-Financial Industry Equities offered via an ETF
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
Index-Linked Option Available, Index Loss Limit Type	(20)% Buffer
Index-Linked Option Available, Index Gain Limit Type	7.50% Cap Rate
C000257470 [Member] | Invsesco QQQ ETF4, U.S. and International Large Cap Non-Financial Industry Equities offered via an ETF, 6 Year, -30% Buffer, 7.5% Cap Rate, 0% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Invsesco QQQ ETF4
Index-Linked Option Available, Type of Index	U.S. and International Large Cap Non-Financial Industry Equities offered via an ETF
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(30.00%)
Index-Linked Option Available, Index Loss Limit Type	(30)% Buffer
Index-Linked Option Available, Index Gain Limit Type	7.5% Cap Rate
C000257470 [Member] | Invsesco QQQ ETF4, U.S. and International Large Cap Non-Financial Industry Equities offered via an ETF, 6 Year, ‘-40% Buffer, 7.5% Cap Rate, 0% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Invsesco QQQ ETF4
Index-Linked Option Available, Type of Index	U.S. and International Large Cap Non-Financial Industry Equities offered via an ETF
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(40.00%)
Index-Linked Option Available, Index Loss Limit Type	(40)% Buffer
Index-Linked Option Available, Index Gain Limit Type	7.5% Cap Rate
C000257470 [Member] | Invsesco QQQ ETF4, U.S. and International Large Cap Non-Financial Industry Equities offered via an ETF, 1 Year, -20% Buffer, 2% Trigger Rate, -20% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Invsesco QQQ ETF4
Index-Linked Option Available, Type of Index	U.S. and International Large Cap Non-Financial Industry Equities offered via an ETF
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
Index-Linked Option Available, Index Loss Limit Type	(20)% Buffer
C000257470 [Member] | Invsesco QQQ ETF4, U.S. and International Large Cap Non-Financial Industry Equities offered via an ETF, 1 Year, -20% Buffer, 3% Trigger Rate, 0% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Invsesco QQQ ETF4
Index-Linked Option Available, Type of Index	U.S. and International Large Cap Non-Financial Industry Equities offered via an ETF
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
Index-Linked Option Available, Index Loss Limit Type	(20)% Buffer
C000257470 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Yes.
•You can lose money by investing in this Contract, including loss of principal and prior Contract earnings.
•For a Cycle Investment, the maximum amount of loss that you could experience from negative Index performance at the end of a Cycle Term, after taking into account the minimum limits on Index loss currently provided under the Contract, would be: up to 10% of your investment in a Cycle Investment with a -10% Floor Rate; up to 90% of your investment in a Cycle Investment with a -10% Buffer Rate; up to 80% of your investment in a Cycle Investment with a -20% Buffer Rate; up to 70% of your investment in a Cycle Investment with a -30% Buffer Rate; and up to 60% of your investment in a Cycle Investment with a -40% Buffer Rate.
•The limits on Index loss offered under the Contract may change from one Cycle Term to the next; however, we guarantee that we will never offer a Cycle Investment with a Floor Rate lower than -60% or a Buffer Rate lower than -2.5% for the life of your Contract. We reserve the right not to offer any Cycle Investments in the future. If we do so, you will be limited to investing in the Subaccounts, which are not tied to the performance of an Index.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of Loss
Investments in Cycle Investments will fluctuate in value based on the performance of the Index. Losses on Cycle Investments may be substantial depending on the performance of the Index and the Cycle Investment to which you allocate Contract Value despite limits on negative Index returns provided by the Floor Rate or Buffer Rate. You will bear the portion of the loss that exceeds the Buffer Rate or the loss up to the amount of the Floor Rate, as applicable. You could lose up to 10% of your investment in a Cycle Investment with a -10% Floor Rate; up to 90% of your investment in a Cycle Investment with a -10% Buffer Rate; up to 80% of your investment in a Cycle Investment with a -20% Buffer Rate; and up to 70% of your investment in a Cycle Investment with a -30% Buffer Rate. We guarantee that we will never offer a Cycle Investment with a Floor Rate lower than -60% or a Buffer Rate lower than -5% for the life of your Contract, but we reserve the right not to offer any Cycle Investments in the future. If we do so, you will be limited to investing in the Subaccounts, which are not tied to the performance of an Index and do not provide any protection against losses. The Floor Rate and the Buffer Rate provide downside protection from negative Index Performance only on the Cycle End Date. For Cycle Investments with multi-year Cycle Terms, these rates do not apply on an annual basis: any negative Index performance is measured from the Cycle Start Date until the Cycle End Date.
Risk of Loss
You bear the risk of any decline in the Accumulation Value of your Subaccounts resulting from the performance of the Investment Portfolios you have chosen. The Accumulation Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Investment Portfolio. The investment risks are described in the prospectuses for the Investment Portfolios.
C000257470 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No.
This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

The benefit of tax deferral means the Contract is more beneficial to investors with a long time horizon.

Amounts withdrawn may result in surrender charges, a negative adjustment based on the Fair Value to each Cycle Investment’s Cycle Investment Value, taxes and tax penalties.

A Surrender Charge applies for up to six years following your last premium payment. The charge will reduce the value of your Contract if you withdraw money during that time.

Prior to the Cycle End Date, the Cycle Investment Unit Value is based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. For Cycle Investments with a Cap Rate that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable. Cycle Investments that have a Cycle Start Date on or after November 13, 2023 do not include a Proportional Cap Rate. This Fair Value calculation means that before the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains than on the Cycle End Date (which could be further reduced by the Proportional Cap, if applicable), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses than on the Cycle End Date (because the Floor and Buffer Rates do not apply). If you take a withdrawal or transfer prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if you take a withdrawal prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower.
Your Cycle Investment Value, less any surrender charges, if applicable, is the amount available for withdrawals prior to the Cycle End Date, including Free Withdrawal Amounts, Systematic Withdrawals, Required Minimum Distributions, transfers to the Subaccounts, full or partial surrenders of your contract (including exercising your right to cancel the contract), payment of a death benefit or annuitization.
If you do not provide written instructions directing us to allocate the proceeds of your maturing Cycle Investments to a new Cycle Investment or to the Subaccounts at least one Business Day before the Cycle End Date, we will allocate the proceeds of maturing Cycle Investments to a new Cycle Investment of the same Cycle Type. If such a new Cycle Investment is not available, we will allocate the proceeds to the Default Account.

C000257470 [Member] | Early Withdrawal Risk [Member]
Early Withdrawal Risk [Line Items]
Risk, Maximum Loss Resulting from Negative Contract Adjustment [Percent]	100.00%
C000257470 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Any obligations, guarantees, and benefits of the Contract are subject to our claims-paying ability. If Midland National experiences financial distress, it may not be able to meet its obligations to you. More information about Midland National, including its financial strength ratings, is available upon request. You may make such request by calling 1-866-747-3421 or visiting www.SRSLiveWell.com.
C000257470 [Member] | Risks Associated with Investment Options [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
•An investment in this Contract is subject to the risk of poor investment performance of the Cycle Investments and the Investment Portfolios that you select.
•Each Cycle Investment, Subaccount, and the Default Account has its own unique risks.
•You should review this prospectus as well as the prospectuses for available Investment Portfolios.
For Cycle Investments:
•The Cap Rate, Participation Rate, or Trigger Rate, as applicable, may limit positive Index returns (i.e., limited upside). This may result in you earning less than the Index return.
For example:
◦For a Cycle Investment with a Cap Rate Crediting Type, if the Index return is 12% and the Cap Rate is 4%, we will credit 4% in interest at the end of the Cycle Term.
◦For a Cycle Investment with a Participation Rate Crediting Type, if the Index return is 12% and the Participation Rate is 90%, we will credit 10.8% in interest at the end of the Cycle Term.
◦For a Cycle Investment with a Trigger Rate Crediting Type, if the Index return is 12%, the Trigger Point is 0%, and the Trigger Rate is 8%, we will credit 8% in interest at the end of the Cycle Term.
•The Buffer Rate or Floor Rate, as applicable, may limit negative Index returns (e.g., limited protection in the case of market decline).
For example:
◦If the Index return is -25% and the Buffer Rate is -10%, we will apply a 15% loss (the amount of negative Index performance that exceeds the Buffer Rate) at the end of the Cycle Term.
◦If the Index change is -25% and the Floor Rate is -10%, we will apply a 10% loss (the amount of negative Index performance up to the Floor Rate) at the end of the Cycle Term.
•The S&P 500 Price Return Index (Bloomberg Ticker: SPX), the MSCI EAFE Price Return Index (Bloomberg Ticker: MXEA), the Russell 2000 Price Return Index (Bloomberg Ticker: RTY), and the Nasdaq-100 Max 30TM Index (Bloomberg Ticker: NDXMAX30TM) do not reflect dividends paid on securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
•The Nasdaq-100 Max 30TM Index (Bloomberg Ticker: NDXMAX30TM reflects a daily deduction of 1% per annum; the S&P 500 35% Edge Volatility 1% Decrement Index (USD) (Bloomberg Ticker: SPEV35D1) (i) has leveraged exposure to an “Underlying Benchmark” equal to the return of the S&P 500 Total Return Index less the federal funds rate and less a “Spread” (each expressed as an annual percentage deducted daily) and (ii) also reflects the deduction of a 1% decrement per annum; and the Invesco QQQ ETF applies a 0.18% expense ratio. These deductions will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	•The Cap Rate, Participation Rate, or Trigger Rate, as applicable, may limit positive Index returns (i.e., limited upside). This may result in you earning less than the Index return.
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]
For example:
◦For a Cycle Investment with a Cap Rate Crediting Type, if the Index return is 12% and the Cap Rate is 4%, we will credit 4% in interest at the end of the Cycle Term.
◦For a Cycle Investment with a Participation Rate Crediting Type, if the Index return is 12% and the Participation Rate is 90%, we will credit 10.8% in interest at the end of the Cycle Term.
◦For a Cycle Investment with a Trigger Rate Crediting Type, if the Index return is 12%, the Trigger Point is 0%, and the Trigger Rate is 8%, we will credit 8% in interest at the end of the Cycle Term.

Index-Linked Option Key Information, Limits Investor Earnings, Risk [Text Block]	•The Cap Rate, Participation Rate, or Trigger Rate, as applicable, may limit positive Index returns (i.e., limited upside). This may result in you earning less than the Index return.
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]
For example:
◦If the Index return is -25% and the Buffer Rate is -10%, we will apply a 15% loss (the amount of negative Index performance that exceeds the Buffer Rate) at the end of the Cycle Term.
◦If the Index change is -25% and the Floor Rate is -10%, we will apply a 10% loss (the amount of negative Index performance up to the Floor Rate) at the end of the Cycle Term.

Index-Linked Option Key Information, Price Return Index, Risk [Text Block]
•The S&P 500 Price Return Index (Bloomberg Ticker: SPX), the MSCI EAFE Price Return Index (Bloomberg Ticker: MXEA), the Russell 2000 Price Return Index (Bloomberg Ticker: RTY), and the Nasdaq-100 Max 30TM Index (Bloomberg Ticker: NDXMAX30TM) do not reflect dividends paid on securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
•The Nasdaq-100 Max 30TM Index (Bloomberg Ticker: NDXMAX30TM reflects a daily deduction of 1% per annum; the S&P 500 35% Edge Volatility 1% Decrement Index (USD) (Bloomberg Ticker: SPEV35D1) (i) has leveraged exposure to an “Underlying Benchmark” equal to the return of the S&P 500 Total Return Index less the federal funds rate and less a “Spread” (each expressed as an annual percentage deducted daily) and (ii) also reflects the deduction of a 1% decrement per annum; and the Invesco QQQ ETF applies a 0.18% expense ratio. These deductions will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

Index-Linked Option Key Information, Price Return Index Underperforms Direct Investments, Risk [Text Block]
•The S&P 500 Price Return Index (Bloomberg Ticker: SPX), the MSCI EAFE Price Return Index (Bloomberg Ticker: MXEA), the Russell 2000 Price Return Index (Bloomberg Ticker: RTY), and the Nasdaq-100 Max 30TM Index (Bloomberg Ticker: NDXMAX30TM) do not reflect dividends paid on securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
•The Nasdaq-100 Max 30TM Index (Bloomberg Ticker: NDXMAX30TM reflects a daily deduction of 1% per annum; the S&P 500 35% Edge Volatility 1% Decrement Index (USD) (Bloomberg Ticker: SPEV35D1) (i) has leveraged exposure to an “Underlying Benchmark” equal to the return of the S&P 500 Total Return Index less the federal funds rate and less a “Spread” (each expressed as an annual percentage deducted daily) and (ii) also reflects the deduction of a 1% decrement per annum; and the Invesco QQQ ETF applies a 0.18% expense ratio. These deductions will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

C000257470 [Member] | General Risk of Loss [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
General Risk of Loss
Investments in the Contract are subject to the risk of loss of principal and previously credited earnings due the negative performance of the Index to which a Cycle is linked or of the Investment Portfolio in which a Subaccount invests.
C000257470 [Member] | General Liquidity Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
General Liquidity Risk
The Contract is designed to help meet long-term financial goals. It is not suitable as a vehicle for short-term savings. If you are not a long-term investor, this Contract may not be appropriate for you. Early withdrawals may incur surrender charges, have adverse tax consequences, and early withdrawals from Cycle Investments may result in negative adjustments based on Fair Value. See “RISKS OF INVESTING IN THE CYCLE INVESTMENTS - Liquidity Risk” below for more information. Each premium payment is subject to a six year Surrender Charge, which may reduce your Surrender Value below the amount of premium payments you made.
C000257470 [Member] | Liquidity Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Liquidity Risk
The amount of Cycle Investment Value available for withdrawal on any Business Day is equal to the Cycle Investment Unit Value on that day multiplied by the number of Cycle Investment Units credited to your Contract. Prior to the Cycle End Date, the Cycle Investment Unit Value for each Cycle Investment is based on the Fair Value of the financial instruments that equal the Cycle Investment at maturity. The Fair Value estimates the market value of the risk of loss and possibility of gain if the Cycle Investment is held to the Cycle End Date. The Fair Value determination takes into account a variety of factors, including the change in Index value from the Cycle Start Date, volatility of the Index, interest rate changes, dividend yield on the index, changes in index level, and time remaining to the Cycle End Date. Before the Cycle End Date, the Cycle Investment Value may be lower than the amount allocated to the Cycle Investment on the Start Date even when the index performance is positive due to the possibility that the index performance could decrease before the Cycle End Date. Changes in the Index volatility and interest rates also may reduce the Cycle Investment Unit Value.
For Cycle Investments with a Cap Rate that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable. Cycle Investments that have a Cycle Start Date on or after November 13, 2023 do not include a Proportional Cap Rate. In addition, the Floor Rate and the Buffer Rate do not apply. This Fair Value calculation means that before the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains than on the Cycle End Date (which could be further reduced by the Proportional Cap, if applicable), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses than on the Cycle End Date (because the Floor and Buffer Rates do not apply). If you take a withdrawal prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if you take a withdrawal prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. For all Cycle Investments, this means on any day prior to the Cycle End Date if you make a withdrawal, surrender or annuitize the Contract, or if a death benefit becomes payable, you could lose up to 100% of your principal investment and any earnings.
Your Cycle Investment Value, less any surrender charges, if applicable, is the amount available for withdrawals prior to the Cycle End Date, including Free Withdrawal Amounts, Systematic Withdrawals, Required Minimum Distributions, transfers to the Subaccounts, full or partial surrenders of your contract (including exercising your right to cancel the contract), payment of a death benefit or annuitization.
Transfers, withdrawals, and optional benefit rider charges deducted before the Cycle End Date will reduce your Cycle Investment Value dollar for dollar.
C000257470 [Member] | Cycle Investments Change Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Changes to the Cycle Investments
Availability of the Cycle Investments for future Cycle Types are solely at our discretion, and we can change or remove them without Contract Owner consent. You bear the risk that a Cycle Type in which you initially invest will not continue to be available in the future. We reserve the right not to offer any Cycle Investments, and to reject or limit the amount that can be invested in a Cycle Investment. If we exercise our right not to offer any Cycle Investments, you will be limited to investing in the Subaccounts, which are not tied to the performance of an Index. We set Cap Rates, Participation Rates, and Trigger Rates at our discretion based on a variety of factors, such as the costs of financial instruments we hold to manage our risk associated with our obligations, sales commissions, administrative expenses, regulatory and tax requirements, general economic trends and competitive factors. These rates may change from Cycle Term to Cycle Term and may be less than your initial rates. Contract Owners bear the risk that the rates we set will be less favorable than they find acceptable. We will amend the prospectus should we cease offering Cycle Investments.
In the event that the Index for a Cycle Investment is discontinued, or is changed substantially, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive, for future Cycle Investments, we may replace the Index with an available comparable Index, subject to any necessary regulatory filings. If the Index is discontinued, for Cycle Investments that are ongoing, the Cycle Term will end, i.e., we will “mature” it, on the date the Index is discontinued, and we will calculate the Cycle Investment return, positive or negative, based on the Crediting Type (i.e., Cap Rate, Participation Rate or Trigger Rate)and the Cycle Structure (i.e.,Floor Rate or Buffer Rate,), as applicable. See “Replacement of the Index” below for additional information.
If you do not provide written instruction directing us to allocate the proceeds of your maturing Cycle Investments to a new Cycle Investment or to the Subaccounts at least one Business Day before the Cycle End Date, we will allocate the proceeds of maturing Cycle Investments to a new Cycle Investment of the same Cycle Type. If such a new Cycle Investment is not available, we will allocate the proceeds to the Default Account. A new Cycle Investment will be subject to the new Cap Rate, Participation Rate, or Trigger Rate we have declared for such Cycle Investment. We will inform you in writing, or electronically, if applicable, of the Cap Rate, Participation Rate, or Trigger Rate and Trigger Point for the new Cycle Investment to which your Contract Value is allocated. If the Cap Rate, Participation Rate, or Trigger Rate and Trigger Point is not satisfactory to you, you will be eligible to “bailout” of the new Cycle Investment. See “Cap Rates, Participation Rates, and Trigger Rates and Trigger Points” below for more information about exercising your right to bailout of the Cycle Investment.
C000257470 [Member] | Limited Participation In Positive Performance [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Limited Participation in Positive Performance
Any increase in the value of the Contract Owner’s Cycle Investment for any Cycle, on the Cycle End Date, is limited by the Cycle’s Cap Rate, Participation Rate, or Trigger Rate and Trigger Point which could cause the Contract Owner’s Cycle Investment on any Cycle Business Day to be lower than they would otherwise be if the Contract Owner invested, for example, in a mutual fund or exchange-traded fund tracking the same Index. The Cap Rates, Participation Rates, and Trigger Rates and Trigger Points benefit us because they limit the hedging costs to cover the amount of increase in the Cycle Investment that we may be obligated to pay. We set the Cap Rates, Participation Rates, and Trigger Rates and Trigger Points at our discretion. For Cycle Investments with a Cap Rate that have a Cycle Start Date prior November 13, 2023, the Fair Value calculation, which determines the amount available for withdrawal, will take into account the Proportional Cap Rate, which may reduce the Cycle
Investment Unit Value based on the time remaining until the Cycle End Date Term. Cycle Investments that have a Cycle Start Date on or after November 13, 2023 do not include a Proportional Cap Rate. Generally, Cycle Investments that provide greater protection against negative Index performance through the Floor Rate or Buffer Rate have lower Cap Rates, Participation Rates, and Trigger Rates and higher Trigger Points than Cycle Investments with the same Index and Cycle Term that provide less protection.
C000257470 [Member] | Cap Rates And Participatioin Rates [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cap Rates, Participation Rates, and Trigger Rates
The Cap Rate for a Cycle Investment with a Cap Rate Crediting Type, the Participation Rate for a Cycle Investment with a Participation Rate Crediting Type, and the Trigger Rate for a Cycle Investment with a Trigger Rate Crediting Type are declared on the Cycle Start Date and will be disclosed on our website https://www.srslivewell.com/variable-annuities. Prior to the Cycle Start Date, we will post Indicative Rates every Tuesday. The Cap Rate, Participation Rate, and Trigger Rate for a new Cycle Term may be higher, lower, or equal to the Cap Rate, Participation Rate, or Trigger Rate for the prior Cycle Term and/or the Indicative Rate. There is a risk that the Cap Rate or Trigger Rate will be lower than the Index’s rate of return. For Participation Rates lower than 100%, investors will not fully participate in the Index’s positive rate of return.
We have established a minimum Cap Rate for each available Cycle Investment with a Cap Rate Crediting Type, a minimum Participation Rate for each available Cycle Investment with a Participation Rate Crediting Type, and a minimum Trigger Rate for each available Cycle Investment with a Trigger Rate Crediting Type, which is the Rate Threshold disclosed in this prospectus. If we cannot offer the Cycle Investment with a Cap Rate, Participation Rate, or Trigger Rate that is equal to or above the applicable Rate Threshold, the Cycle Investment will not launch on the Cycle Start Date for the new Cycle Term. If this occurs, there is a risk that allocation of your Contract Value to a different Cycle Investment will be delayed until the following cycle launch because a new Cycle Investment can only be established on a Cycle Start Date (i.e., the first or third Thursday of each month). There is also a risk that you may not have a Cycle Investment to invest in if we decide not to offer any Cycle Investments in the future. Contract Value that you allocate to a Cycle Investment that does not launch will remain in the Default Account until you provide us with alternative allocation instructions.
The Cap Rates, Participation Rates, and Trigger Rates apply from the Cycle Start Date to the Cycle End Date. The Cap Rate is a limit on the maximum rate of return on a Cycle Investment at the end of the Cycle Term, not the end of each year of the Cycle Term. It is not an annual limit. For Participation Rates with multi- year Cycle Terms, the Participation Rate is the portion of the Index gain on a Cycle Investment at the end of the Cycle Term, not the end of each year of the Cycle Term. If the Index return is equal to or greater than the Trigger Point, the Trigger Rate is the exact rate of return on a Cycle Investment at the end of the Cycle Term, not the end of each year of the Cycle Term. Interim changes in the value of the Cycle Investment during a Cycle Term will occur, and may be higher or lower, sometimes significantly higher or lower, than the return on the Cycle Investment on the Cycle End Date.
We will inform you of the final Cap Rate, Participation Rate, and Trigger Rate for each new Cycle Investment (whether an initial Cycle Investment or a renewal from a maturing Cycle Investment) to which your Contract Value is allocated. If the Cap Rate, Participation Rate, or Trigger Rate is not satisfactory to you, you will be eligible to “bailout” of the new Cycle Investment, regardless of whether it is an initial Cycle Investment or a renewal from a maturing Cycle Investment. In order to exercise your right to bailout of the Cycle Investment, you must notify us within 2 business days from the day we send you notice of the final Cap Rate(s), Participation Rate(s), or Trigger Rates(s). When you do so, you must instruct us where to reallocate your investment. Your bailout proceeds will be equal to the entire amount you allocated to the new Cycle Investment on the Cycle Start Date, i.e., it will not be subject to any Fair Value calculation and it will not be subject to any transfer charges. Your bailout right permits you to (i) reallocate your proceeds from the Cycle Investment to different investment options under the Contract without being subject to the Fair Value calculation or any transfer charges, or (ii) withdraw your proceeds from the Cycle Investment less any withdrawals taken from the Cycle Investment and optional rider fees, without being subject to the Fair Value calculation. Surrender Charges will be assessed, if applicable. Amounts withdrawn or surrendered may also be subject to applicable surrender charges and taxes, including a 10% federal penalty tax before age 59 ½ If you do not exercise your right to bailout within 2 business days of the notice, then your Contract Value allocated to the Cycle Investment will remain invested in the Cycle Investment. This means that if you later decide to transfer or withdraw your proceeds from the Cycle Investment prior to the Cycle End Date, the Cycle Investment Unit Value of the amount you allocated to the Cycle Investment will be based on the Fair Value, and the Floor Rate or Buffer Rate will not apply. For Cycle Investments with a Cap Rate that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable. See “Transfers out of a Cycle Investment” and “Withdrawals from Cycle Investments” for more information about the consequences of transfers and withdrawals from the Cycle Investments prior to the Cycle End Date.
C000257470 [Member] | Cycle Investment Unit Value Based Upon Fair Value During Cycle Term [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cycle Investment Unit Value Based Upon Fair Value During Cycle Term
On each Cycle Business Day, other than the Cycle Start Date and Cycle End Date, we determine the Cycle Investment Unit Value for a Cycle Investment by reference to a Fair Value. The Fair Value of a Cycle Investment reflects the current value of financial instruments that would provide a return equal to the change in Index Value at the end of the Cycle Term, without regard to the Floor Rate or the Buffer Rate, as applicable. For Cycle Investments with a Cap Rate Crediting Type that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also be subject to the Proportional Cap Rate, if applicable. Cycle Investments that have a Cycle Start Date on or after November 13, 2023 do not include a Proportional Cap Rate. In some states, pending regulatory approval(s), if any, the Proportional Cap Rate will continue to be incorporated into the
Fair Value calculation for Cycle Investments that have a Cycle Start Date on or after November 13, 2023. See “Appendix B – State Variations.”
We contract with a Fair Value Calculation Agent to determine the Fair Value of a Cycle Investment based on a variety of factors such as the change in the Index Value from the Cycle Start Date, implied volatility of the Index, interest rate changes, dividend yield on the index, changes in index level, and the time remaining to the Cycle End Date. The Fair Value is determined using a formula which is determined based on the economic value of a hypothetical financial investments at the time of the valuation designed to match Cycle Investment value at the Cycle End Date. The formula is based on the value of each of these financial instruments and is determined by a Fair Value Calculation Agent using standard financial industry calculations. This means the Fair Value of a Cycle Investment before the Cycle End Date could be different than the performance of the reference Index during the calculation period. For more information on the formula used to calculate Fair Value, see “Valuation of a Cycle Investment – Cycle Value Unit Value – During the Cycle Term.”
Midland National will publish the Cycle Investment Unit Values each Business Day on its website: www.srslivewellservice.com. For more information and to see how Fair Value and Cycle Investment Unit Value are calculated, see “Cycle Investment Unit Value Examples” in the Statement of Additional Information and “Investing in the Cycle Investments” section below.
C000257470 [Member] | Risk Associated With Indices [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk Associated with the Indices
The value of the Contract Owner’s Cycle Investment is dependent on the performance of the reference Index. The performance of an Index is based on changes in the values of the securities or other investments that comprise or define the Index. The securities comprising or defining the Indices are subject to a variety of investment risks, many of which are complicated and interrelated. These risks may affect capital markets generally, specific market segments, or specific issuers. The performance of the Indices may fluctuate, sometimes rapidly and unpredictably. Negative Index performance may cause the Contract Owner to lose money. The historical performance of an Index does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a Cycle Term.
When you invest in a Cycle Investment, you are not investing directly in the reference Index. However, you are indirectly exposed to the investment risks associated with the referenced Index. Because each Index is comprised or defined by a collection of equity securities, each Index is largely exposed to market risk and issuer risk. Market risk is the risk that market fluctuations may cause the value of a security to fluctuate, sometimes rapidly and unpredictably. Issuer risk is the risk that the value of an issuer’s securities may decline for reasons directly related to the issuer, as opposed to the market generally. Over time, we may also change the Indices to which the Cycle Investments are linked. Below is a summary of important investment risks to which each Index is exposed. For more information, see “The Indices” and “Appendix C - Index Disclosures.”
•    S&P 500® Price Return Index (Bloomberg Ticker: SPX). The S&P 500® Price Return Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies. The S&P 500® Price Return does not include dividends or distributions.
•    MSCI EAFE Price Return Index (Bloomberg Ticker: MXEA). The MSCI EAFE Index is designed to represent the performance of large and mid-cap securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding the U.S. and Canada. In general, large- capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies, and the securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Securities issued by non-U.S. companies (including related depository receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). The price return index does not include dividends or distributions.
•    Russell 2000 Price Return Index (Bloomberg Ticker: RTY). The Russell 2000 Index refers to a stock market index that measures the performance of the 2,000 smaller companies included in the Russell 3000 Index. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Small-capitalization companies are more likely to fail than larger companies. The price return index does not include dividends or distributions.
•Nasdaq-100 Max 30TM Index: (Bloomberg Ticker: NDXMAX30TM), which is designed to track the performance of the Nasdaq-100 Futures Excess ReturnTM Index (the underlying index) while seeking to limit volatility to 30% annually. The underlying index is composed of futures contracts that reference the performance of the Nasdaq-100 Index®, which itself tracks the performance of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market. The underlying index is an “excess return” index, meaning its return reflects the investment return of its component futures contracts, but does not reflect any return on collateral associated with the purchase of such futures contracts. The Index adjusts exposure to the underlying index on a daily basis and may employ leverage to achieve its target volatility level. This Index may be appropriate for an investor who wants exposure to non-financial companies across major industry groups, including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology, with additional volatility control. The Index does not include dividends or distributions, and its return is subject to a 1% annualized deduction. The Index is subject to the following risks:
◦Index Futures. Index futures are subject to a variety of different risks. In general, the price of an index futures contract reflects the expected value of an index in the future, not the current value of the index. A variety of market forces and other factors can lead to a disparity between the price of an index futures contract and the current value of the referenced index. As a result, the underlying index may underperform, and will likely perform differently, than the Nasdaq-100 Index®. Index futures contracts are subject to the risk of default by obligors. These factors and others, including government regulation and intervention, can cause the price of futures contracts to be volatile and may adversely impact the performance of the underlying index and, consequently, the level of the Index or the calculation or availability of Index values.
The underlying index is an “excess return” futures-based index. Returns from investing in futures contracts are generally derived from three sources: (a) changes in the price of the relevant futures contracts (which is known as the “price return”); (b) any profit or loss realized when replacing the relevant futures contract as it reaches its expiration date with a similar futures contract that has a later expiration date (which is known as the “roll return”); and (c) any interest earned on the collateral for the relevant futures contracts (which is known as the “collateral return”). An excess return index measures the price return and roll return associated with an investment in uncollateralized future contracts. In contrast, a “total return” index would also measure the collateral return as well as the price return and roll return. An excess return index will generally underperform an otherwise identical total return index.
◦Large-Cap. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies.
◦Foreign Securities. Securities issued by non-U.S. companies (including related depository receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).=
◦Performance Drag. The Index includes a daily deduction of 1% per annum which will exert a drag on Index performance, offsetting any positive performance of the underlying index for each day and exacerbating any negative performance, and may cause the level of the Index to decline even if the underlying index is performing positively. These deductions negatively impact the performance of the Index. The performance of the Index would be approximately 1% higher if the daily deduction was not applied.
◦Volatility Control. The Index may reduce its exposure during periods of volatility in order to mitigate dramatic changes in the value of the Index. There is no guarantee that the Index will achieve its target volatility level, the methodologies used to measure historical volatility may not accurately capture volatility trends, and historical trends are not necessarily indicative of future volatility. Because volatility control may limit participation in rising markets, it may ultimately limit your returns (if any) under a Cycle Investment. In addition, each Cycle Investment already provides limited downside protection in the form of its Cycle Structure. You should consider whether selecting a Cycle Investment linked to an Index that also includes volatility control is consistent with your risk tolerances and investment goals.
◦Leverage. When the Index has leveraged exposure to the underlying index, any movements in the level of the underlying index may result in greater changes in the level of the Index than if leverage was not used. In particular, the use of leverage will amplify any negative performance of the underlying index. Leverage may significantly increase the Index's volatility, even when leverage is used as part of a volatility control mechanism.
◦Concentration. The Index allocates to a single underlying index and as such the Index will be subject to the risks affecting the underlying index on a concentrated basis.
◦Disruptive Events. The occurrence of certain disruptive and extraordinary events, such as the unavailability of necessary data to apply the Index methodology, could impair the operation of the Index. Should such an event occur, the Index publisher may take any actions permitted by the Index rules, such as exercising limited discretion in determining the Index values or discontinuing the Index.
◦New Index. The Index has limited performance history and may perform in unanticipated ways. Generally, there is less publicly available information about the Index compared to more established market indices.
◦Exclusive Licensing. Use of the Index in connection with annuity contracts has been exclusively licensed to Midland National Life Insurance Company. If the exclusive licensing agreement is not renewed, the Index may become available through other investment vehicles or may be discontinued.
•S&P 500® 35% Edge Volatility 1% Decrement Index (USD) ER (Bloomberg Ticker: SPEV35D1) (the “Index”) is designed to provide leveraged exposure to an underlying performance calculation (the “Underlying Benchmark”) that is intended to produce a return that correlates to the S&P 500 futures market. The Index is comprised of five equally-weighted sub-indices that each reflect leveraged exposure to the Underlying Benchmark. The leveraged exposure of each sub-index to the Underlying Benchmark is “reset” on a weekly basis, each on a different weekday (Mon. – Fri.). The Index tracks exposure to the Underlying Benchmark on a volatility targeted basis, after which a 1% decrement per annum is deducted. The Index has a volatility target of 35%, which it attempts to achieve by applying leverage to its exposure to the Underlying Benchmark (up to a maximum of 500%) when the calculated forward volatility (not actual realized volatility) is less than the volatility target, and by reducing its exposure to the Underlying Benchmark below 100% when the calculated forward volatility is greater than the volatility target (subject to a floor at 25% of the prior week’s rebalancing). The calculated forward volatility is based on implied volatility, which represents market expectations of future volatility as derived from the price of exchange-traded options on the S&P 500 Price Return Index.

The Underlying Benchmark is equal to the return of the S&P 500 Total Return Index (the “Underlying Index”) less the federal funds rate and less a “Spread” (each expressed as an annual percentage deducted daily). Currently, the Spread is a fixed rate of 0.50%. Effective July 1, 2026, the Spread will be a floating rate based on the Adjusted Interest Rate (AIR) S&P 500 Total Return Index Futures contracts less 0.25%, which is intended to better reflect changing market conditions. As of December 31, 2025, the current federal funds rate was 3.64% and the floating rate based on AIR S&P 500 Total Return Index Futures contracts was 0.63%.. Both of these rates will fluctuate over time, and may be higher or lower in the future. The Index’s exposure to the Underlying Benchmark (which includes the deduction of the federal funds rate and the Spread from the performance of the Underlying Index) and the Index’s deduction of the 1% decrement will reduce the Index return and cause the Index to underperform a direct investment in the underlying securities composing the Index.
The following is a discussion of risks relating to the S&P 500 35% Edge Volatility 1% Decrement Index (USD) ER.
▪Performance Drag. There is a risk that the Index will never appreciate enough to offset the negative effects of the Underlying Benchmark deductions and the 1% decrement. The Index provides leveraged exposure to the Underlying Benchmark, which includes a daily deduction of the federal funds rate and the Spread (each expressed as an annual percentage). Currently, the Spread is a fixed rate of 0.50%. Effective July 1, 2026, the Spread will be a floating rate based on the AIR S&P 500 Total Return Index Futures contracts less 0.25%, which is expected to better reflect changing market conditions. As of December 31, 2025, the current federal funds rate was 3.64% and the current floating rate based on AIR S&P 500 Total Return Index Futures contracts was 0.63%. Both of these rates will fluctuate over time and may be higher or lower in the future. The performance of the Underlying Benchmark would always be greater if these deductions were not applied because they put a “drag” on performance: they decrease any positive performance of the Underlying Index and they increase any negative performance. This may cause the Underlying Benchmark to decline even if the Underlying Index is performing positively. Any positive performance of the Underlying Benchmark will only be to the extent that the Underlying Index return is greater than the effects of the deductions. Any negative return will always be increased by the deductions. Even if the Underlying Index performance is flat, the deductions will cause the level of the Underlying Benchmark to decline steadily. The Index return will reflect these deductions through its exposure to the Underlying Benchmark.
In addition, the Index is a “decrement index,” which means that the value of the Index will be reduced at a rate of 1% per annum. The decrement will be a drag on the performance of the Index, potentially offsetting positive returns that would otherwise result from the Index’s exposure to the Underlying Benchmark (which may be highly leveraged); increasing negative returns that would otherwise result from the Index’s exposure to the Underlying Benchmark; and causing the level of the Index to decline steadily if the return of the Index’s exposure to the Underlying Benchmark would otherwise be relatively flat. The Index will not appreciate unless the return of the Index’s exposure to the Underlying Benchmark is sufficient to offset the negative effects of the decrement, and then only to the extent that the return is greater than the decrement. This means, due to the decrement, the level of the Index may decline even if the return of the Index’s exposure to the Underlying Benchmark would otherwise have been positive.
▪Impact of Leverage. The Index is highly risky because it may reflect highly leveraged exposure to the Underlying Benchmark and may therefore experience a decline that is many multiples of any decline in the Underlying Benchmark. Leveraged exposure means that the Index could be exposed to higher losses than the Underlying Benchmark, as well as lower gains. The Index tracks exposure to the Underlying Benchmark on a volatility targeted basis, after which the 1% decrement is deducted. The Index has a volatility target of 35%, which it attempts to achieve by applying leverage to its exposure to the Underlying Benchmark (up to a maximum of 500%) when the calculated forward volatility is less than the volatility target, and by reducing its exposure to the Underlying Benchmark below 100% when the calculated forward volatility is greater than the volatility target. The calculated forward volatility is based on implied volatility. Implied volatility represents market expectations of future volatility as derived from the price of exchange-traded options on the S&P 500 Price Return Index.
It is expected that the calculated forward volatility will frequently be less than the 35% volatility target. This means that the Index will frequently have more than 100% exposure to the Underlying
Benchmark. If the Underlying Benchmark declines at a time when the Index has leveraged exposure to it, the decline in the Index will be equal to the decline in the Underlying Benchmark multiplied by the leverage (subject to further reduction because of the 1% decrement). For example, if the Underlying Benchmark declines by 5% at a time when the Index has 500% leveraged exposure to the Underlying Benchmark, the Index will decline by 25% over that time (subject to further reduction because of the 1% decrement). This potential for losses on a highly leveraged basis makes the Index highly risky. The use of leverage may increase the likelihood that losses could exceed the Buffer under your Cycle Investment.
The Index may not fully participate in any appreciation of the Underlying Benchmark. At any time when the calculated forward volatility is greater than the 35% volatility target, the Index will have less than 100% exposure to the Underlying Benchmark and therefore will not fully participate in any appreciation of the Underlying Benchmark. For example, if the Index has 50% exposure to the Underlying Benchmark at a time when the Underlying Benchmark appreciates by 5%, the Index would appreciate by only 2.5% (before the decrement). In addition, decrement is deducted daily at a rate of 1% per annum even when the Index has less than 100% exposure to the Underlying Benchmark, which will further reduce performance. This means that the Index could significantly underperform the Underlying Benchmark.
▪Impact of Volatility Methodology. There is a risk that the Index may realize significant losses if it is not consistently successful in increasing exposure to the Underlying Benchmark at the optimal time (in advance of increases in the Underlying Benchmark) and reducing exposure to the Underlying Benchmark at the optimal time (in advance of declines in the Underlying Benchmark). The Index increases and decreases its exposure to the Underlying Benchmark based on calculated forward volatility (not actual realized volatility) and its 35% volatility target. In doing so, it assumes: (1) that the Underlying Benchmark will tend to increase in times of lower volatility and decline in times of higher volatility; (2) that the calculated forward volatility, as derived from the market prices of exchange-traded options on the S&P 500 Price Return Index on each weekly rebalancing date, will be an effective predictor of future volatility of the Underlying Benchmark over the next week; and (3) that the 35% volatility target will be an effective level of volatility at which to draw the line between leveraged exposure and deleveraged exposure to the Underlying Benchmark. There is no guarantee that these assumptions will be proven correct over any given time period.
The Index may perform less favorably than it would if its volatility targeting mechanism were based on an alternative volatility measure, such as actual realized volatility, rather than implied volatility. Implied volatility represents market expectations of future volatility as derived from the price of exchange-traded options on the S&P 500 Index. Market expectations of future volatility may not accurately forecast future volatility. This means that relying on implied volatility may cause the Index to be less successful in maintaining its volatility target (and have lower Index performance) than it would have been if another measure of volatility had been used.
If any of these assumptions do not prove to be consistently correct, then the Index may perform poorly as a result of having highly leveraged exposure (greater than 100%) to the Underlying Benchmark at a time of declines and/or having reduced exposure (less than 100%) to the Underlying Benchmark at a time of increases. This poor performance will be further increased by the deduction of the 1% decrement. This means that the Index could significantly underperform the Underlying Benchmark.
▪Rebalancing Delay. There is a risk that, by not rebalancing more frequently, the Index may be negatively impacted. The leveraged exposure of each sub-index to the Underlying Benchmark is “reset” on a weekly basis, each on a different weekday (Mon. – Fri.). If the calculated forward volatility at that time is relatively low, that sub-index will have relatively high leveraged exposure to the Underlying Benchmark for the next week, even if the actual realized volatility spikes, and the Underlying Benchmark declines significantly in value immediately after the rebalancing. That sub-index would consequently have highly leveraged exposure to those losses (which will be further increased by the deduction of the 1% decrement) until the next weekly reset in the leveraged exposure of that sub-index. In the case of a sudden increase in volatility and a sudden decline in value, multiple sub-indices may have highly leveraged exposure to declines over multiple days, and the Index may experience poor performance as a result.
Conversely, a sudden decrease in volatility and appreciation in Underlying Benchmark value could result in low exposure to the Underlying Benchmark’s appreciation in value. Taken together, these factors may cause the Index to perform particularly poorly in a temporary market crash – a sudden significant decline that is quickly reversed – because the Index would participate on a highly leveraged basis in the decline and then fail to participate fully in the recovery.
▪Decay Effect. There is a risk that the Index may be adversely affected by a “decay” effect, which may increase the negative effect of having highly leveraged exposure to declines in the Underlying Benchmark followed by reduced exposure to its increases. Because each sub-index of the Index only rebalances its leveraged exposure to the Underlying Benchmark on a weekly basis, if the Underlying Benchmark moves in one direction one week and another direction the next, there would be a decay effect. This is because resetting leverage after an increase but in advance of a decline would cause the Index to have increased exposure to that decline and, conversely, resetting leverage following a decline but in advance of an increase would cause the Index to have decreased exposure to that increase. The more this (up and down) pattern repeats, the lower the performance of the Index would be compared to the performance of the Underlying Benchmark.
▪New Index. There is a risk that the Index may perform in unexpected ways. The Index launched on October 18, 2024 and has limited actual performance data. An investment linked to an index with an established record may present less risks than an investment linked to one with little or no history, like the Index.
▪Index Changes. There is a risk that if changes are made to the Index, they may affect the value of the Cycle Investments that reference the Index. The sponsor of the Index may at any time make methodological changes or other changes in the way it operates that could affect the value of the Index. We are not affiliated with the Index sponsor and, accordingly, we have no control over any changes the sponsor may make. Such changes could adversely affect the performance of the Index and the positive return, if any, on any Cycle Investments that reference the Index. In the event the Index is changed substantially, we may exercise our right to stop offering and/or replace the Index with an available comparable Index for future Cycle Investments. See “Replacement of an Index” below.
▪Large-Cap. The Underlying Index is comprised of equity securities issued by large-capitalization U.S. companies. There is a general risk that large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies.

◦Invesco QQQ ETF (Bloomberg Ticker: QQQ). The Invesco QQQ ETF (“QQQ”) is an exchange-traded fund (ETF) designed to track the performance of the Nasdaq‑100 Index, which comprises approximately 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market, weighted by market capitalization. QQQ provides investors with broad exposure to many of the leading companies in sectors such as information technology, consumer discretionary, communications services and healthcare, with an emphasis on innovation-oriented firms. The Index performance for Cycle Investments linked to QQQ is based on closing value. This Index reflects dividends paid on the underlying securities, and applies a 0.18% expense ratio.
The following is a discussion of risks relating to the Invesco QQQ ETF.
•Tracking Error. QQQ seeks to track the investment results of a specific market index, the Nasdaq-100 Index. Due to a variety of factors, including the fees and expenses associated with the ETF, the ETF’s performance may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the underlying index. This potential divergence between the ETF and the specific market index is known as tracking error.
•Large-Cap. Because QQQ’s underlying exposure is concentrated in large-cap growth companies, the strategy may benefit from strong performance in growth-oriented equity markets, but may also face greater drawdowns when growth stocks underperform or when sector rotation occurs. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies.
•Concentration. QQQ is not a diversified broad-market index (such as an S&P 500 type index) and has sector- and company-concentration, and is therefore subject to those risks on a concentrated basis.

C000257470 [Member] | No Dividends Or Distributions Included In The Index Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Reference Indexes with No Dividends or Distributions Included in the Index
We reference the S&P 500® Price Return Index (Bloomberg Ticker: SPX), the MSCI EAFE Price Return Index (Bloomberg Ticker: MXEA), the Russell 2000 Price Return Index (Bloomberg Ticker: RTY), and the Nasdaq-100 Max 30TM Index (Bloomberg Ticker: NDXMAX30TM), whose returns do not include any dividends or other distributions declared by the companies included in the Index. This results in lower Index returns and, therefore, may negatively impact the performance of the Cycle Investments.
C000257470 [Member] | Reference Indexes with Performance Drags [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Reference Indexes with Performance Drags
We also reference the Nasdaq-100 Max 30TM Index (Bloomberg Ticker:NDXMAX30TM), which reflects a daily deduction of 1% per annum; the S&P 500 35% Edge Volatility 1% Decrement Index (USD) (Bloomberg Ticker: SPEV35D1), which (i) has leveraged exposure to an “Underlying Benchmark” equal to the return of the S&P 500 Total Return Index less the federal funds rate and less a “Spread” (each expressed as an annual percentage deducted daily) and (ii) also reflects the deduction of a 1% decrement per annum; and the Invesco QQQ ETF, which applied a 0.18% expense ratio. These deductions will reduce the Index return and cause the Index to underperform a direct investment in the underlying securities composing the Index.

C000257470 [Member] | No Rights In The Securities Underlying the Index [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
No Rights in the Securities Underlying the Index
A Cycle Investment does not involve investing in the associated Index nor in any securities included in that Index. As a result, Contract Owners will not have voting rights, rights to receive cash dividends or other distributions or other rights that holders of securities comprising the indexes would have. We calculate the increase in value of Cycle Investment without taking into account any such distributions or dividends paid.
C000257470 [Member] | Replacement Of The Index [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Replacement of the Index
If an Index is discontinued, we reserve the right to replace it with an alternative index for future Cycle Investments. We will give at least a 30 days’ notice of the change, unless the Index provider gives us less than 30 days notice, in which case we will give you notice as soon as practicable at our discretion. We will attempt to choose a replacement index that has a similar investment objective and risk profile to the discontinued Index. If we replace an Index, any future Cycle Investments will be available with the same Cap Rate Threshold, Floor Rate and Buffer Rate features. In addition, in the event the Index for a Cycle Investment is changed substantially, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive, we may stop offering and/or replace the Index with an available comparable Index for future Cycle Investments. You bear the risk that the replacement index may not be acceptable to you.
Due to the possibility that an Index may be discontinued, we cannot guarantee that any Index will remain available through the end of a Cycle Term. In the event an Index is discontinued, we will terminate the Cycle Investment, as described below.
If an Index were to be discontinued, we will end, or mature, the Cycle Term before its scheduled Cycle End Date as of the date of the most recently available closing value of the Index before its discontinuance. We will use that closing value to calculate the Cycle Investment return, positive or negative, through that date. We will apply the Index performance as of that date subject to the Crediting Type (i.e., Cap Rate, Participation Rate, or Trigger Rate) and the Cycle Structure (i.e.,Floor or Buffer Rate), as applicable. For example, if the Index was up 10% at the time we matured the Cycle for a Cycle with an 8% Cap Rate, we would credit an 8% return to your Cycle Investment Value, for a Cycle with a 90% Participation Rate, we would credit a 9% return to your Cycle Investment Value, and for a Cycle with a 0% Trigger Point and an 8% Trigger Rate we would credit an 8% return to your Cycle Investment Value. If the Index was down 30% at the time we matured the Cycle for a Cycle with a -10% Buffer Rate, we would credit a -20% negative return to your Cycle Investment Value and for a Cycle with a -10% Floor Rate, we would credit a -10% negative return to your Cycle Investment Value. We would provide notice about ending the Cycle Term as soon as practicable and ask for instructions on where to transfer your Cycle End Date value. If you do not provide us with instructions, your Cycle End Date value will be transferred to the Default Account and will remain there until you provide us with alternative allocation instructions.
In the case of any of the types of early maturities discussed above, you can allocate the Cycle Investment Value to any of the available investment options, such as immediately to a Subaccount.
C000257470 [Member] | Availability Of Investment Portfolios [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Availability of Investment Portfolios
We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of an Investment Portfolio that are held in the Subaccount. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of an Investment Portfolio are no longer available for investment or if, in our judgment, further investment in any portfolio should become inappropriate, we may redeem the shares of that Investment Portfolio and substitute shares of another Investment Portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

C000257470 [Member] | Financial Strength Of Midland National Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Financial Strength of Midland National
Midland National is solely responsible for all guarantees provided under the Contract, including without limitation values calculated for the Cycle Investments, a Death Benefit and any annuity payments. Our General Account assets, which support these guarantees and payments are subject to the claims of our creditors. As such, the guarantees and payments are subject to our financial strength and claims paying ability and, therefore, to the risk that we may default on the guarantees and payments. For information on our financial condition, please review our financial statements included in the Statement of Additional Information.
C000257470 [Member] | Optional Benefit Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Optional Benefit Risk
If you choose to purchase one or both of the optional benefits available for an additional charge, the fees for the optional benefit(s) will be deducted from your Contract Value, including the Cycle Investments.
Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. For Cycle Investments with a Cap Rate that have a Cycle Start Date prior to November 13, 2023, the Fair Value calculation will also incorporate the Proportional Cap Rate, if applicable.
When charges for optional benefits are deducted from the Cycle Investments, the Cycle Investment Value from which the deduction is taken is based on the Fair Value calculation unless the deduction is made on the Cycle End Date. If a deduction is taken to pay optional benefit charges on any day prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if a deduction is taken to pay optional benefit charges on any day prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if the deduction was taken on the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower.
The fees for the optional benefit(s) you select will be deducted from your Contract Value for the life of the Contract. You cannot voluntarily terminate an optional benefit available without surrendering or annuitizing your Contract. If you purchase the Surrender of Waiver Charge Rider and do not take withdrawals that would otherwise have been subject to a Surrender Charge, you will have paid for the benefit without realizing any financial savings provided by the benefit. Withdrawals may reduce the Return of Premium Death Benefit by more than the amount withdrawn, and it is possible that the Return of Premium Death Benefit will be no greater than the Contract Value Death Benefit for which we do not assess a charge. There is a risk that any financial savings or return provided by an optional benefit will ultimately be less than the amount you paid for the benefit.
Upon the Contract’s Maturity Date, any optional benefits, including the Return of Premium Death Benefit, you have elected will terminate without value.
The Return of Premium Death Benefit Rider and the Waiver of Surrender Charge Rider are not available in all states. See Appendix B: State Variations.
The Inherited IRA and Non-Qualified Stretch Contracts are only offered with Waiver of Surrender Charge Rider.
C000257470 [Member] | Adverse Tax Consequences Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Adverse Tax Consequences
Certain transactions including, but not limited to, withdrawals (including systematic withdrawals and required minimum distributions) and surrenders may lead to a taxable event. If you purchase the Contract through a tax advantaged retirement account, distributions received before you attain age 59 1⁄2 may be includable in income and subject to a 10% penalty tax. If you take a withdrawal from a Non-Qualified Contract, any earnings before you attain age 59 1⁄2 may be included in income and subject to a 10% penalty tax in addition to ordinary income tax. In addition, existing tax laws that benefit this Contract may change at any time.
C000257470 [Member] | Premium Payment Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Premium Payment Risk
Your ability to make subsequent premium payments is subject to restrictions. We reserve the right to refuse any premium payment, to further limit your ability to make subsequent premium payments with advance notice, and require our prior approval before accepting premium payments. There is no guarantee that you will always be permitted to make premium payments. If we refuse and/or limit your premium payments:
•your ability to increase your Contract Value will be affected, which in turn will affect the amounts that may be applied to an annuity payout option or toward the Contract Value Death Benefit;
•you will be unable to increase the value of the Return of Premium Death Benefit; and
•the potential financial savings provided by the Waiver of Surrender Charge Rider will be limited, because Surrender Charges are not assessed after 6 years following your last premium payment..
C000257470 [Member] | Minimum Contract Value Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Minimum Contract Value Risk
The minimum amount that can be left in the entire Contract after a withdrawal is $1,000.00. The entire Contract will be terminated and the balance will be distributed to the Contract Owner if a withdrawal causes the Contract Value to drop below $1,000.00.
C000257470 [Member] | Cybersecurity Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cybersecurity
We rely heavily on interconnected computer systems and digital data to conduct our insurance business activities. Because our insurance business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (hardware and software malfunctions) and cyber-attacks. Cyber-attacks may be systemic (affecting the internet, cloud services, or other infrastructure) or targeted (failure in or breach of our systems or those of third parties on whom we rely).There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Due to the increasing sophistication of cyber-attacks, such cybersecurity incidents could occur and persist for an extended period of time without detection. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, and unauthorized release of confidential customer information. For instance, cyber-attacks may: interfere with our processing of Contract transactions, including the processing of orders from our website; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage.
Cybersecurity risks may also affect the Indices and the Investment Portfolios in which the Subaccounts invest. Breaches in cybersecurity may cause the performance of an Index or Investment Portfolio to be calculated incorrectly, which could affect the calculation of values under the Contract. We are not responsible for the calculation of any Index or the performance of any Investment Portfolio, Breaches in cybersecurity may also negatively affect the value of the securities or other investments that comprise or define an Index or in which a portfolio invests.
C000257470 [Member] | Catastrophic Events Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Catastrophic Events
Catastrophic events including, but not limited to, terrorist attacks, floods, severe storms or hurricanes, computer cyber-terrorism, military actions or a pandemic disease like the novel coronavirus known as COVID-19, could have a material and adverse effect on our business in several respects by:
•    causing long-term interruptions in our service and the services provided by our significant vendors;
•    creating economic uncertainty, and reducing or halting economic activity;
•    disrupting the financial markets and adversely affecting the value, volatility, and liquidity of securities and other instruments;
•    increasing mortality or mortality risks that could adversely affect our claims experience, the actuarial assumptions that underlie our insurance products, and the costs of reinsurance.
The extent to which these types of catastrophic events may impact our business, results of operations, financial condition, liquidity, or prospects will depend on future developments that are highly uncertain and cannot be predicted.
C000257470 [Member] | Cap Rate Return Limit [Member] | S&P 500® Price Return Index1, U.S. Large Cap Equities, 1 Year, -10Floor, 2.5% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.50%
C000257470 [Member] | Cap Rate Return Limit [Member] | S&P 500® Price Return Index1, U.S. Large Cap Equities, 1 Year, -10Buffer, 5.0% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
C000257470 [Member] | Cap Rate Return Limit [Member] | S&P 500® Price Return Index1, U.S. Large Cap Equities, 1 Year, -30% Buffer, 5.0% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
C000257470 [Member] | Cap Rate Return Limit [Member] | S&P 500® Price Return Index1, U.S. Large Cap Equities, 3 Year, -10% Buffer, 5.0% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
C000257470 [Member] | Cap Rate Return Limit [Member] | S&P 500® Price Return Index1, U.S. Large Cap Equities, 6 Year, -10% Floor, 5.0% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
C000257470 [Member] | Cap Rate Return Limit [Member] | 6 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
C000257470 [Member] | Cap Rate Return Limit [Member] | S&P 500® Price Return Index1, U.S. Large Cap Equities, 6 Year, -30% Buffer, 7.5% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	7.50%
C000257470 [Member] | Cap Rate Return Limit [Member] | MSCI EAFE Price Return Index1, International Equities, 1 Year, -10% Buffer, 5.0% Cap Rate, 0% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
C000257470 [Member] | Cap Rate Return Limit [Member] | Russell 2000 Price Return Index1, U.S. Small Cap Equities, 1 Year, -10% Buffer, 5.0% Cap Rate, 0% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
C000257470 [Member] | Cap Rate Return Limit [Member] | Nasdaq-100 Max 30TM Index2, U.S. and International Large Cap Non-Financial Industry Equities with Additional Volatility Control, 1 Year, -10% Buffer, 5.0% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
C000257470 [Member] | Cap Rate Return Limit [Member] | Nasdaq-100 Max 30TM Index2, U.S. and International Large Cap Non-Financial Industry Equities with Additional Volatility Control, 1 Year, -30% Buffer, 7.5% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	7.50%
C000257470 [Member] | Cap Rate Return Limit [Member] | S&P 500 35% Edge Volatility 1% Decrement Index (USD) ER3, U.S. Large Cap Equities with Additional Volatility Control, 1 Year, -30% Buffer, 7.5% Cap Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	7.50%
C000257470 [Member] | Cap Rate Return Limit [Member] | Invsesco QQQ ETF4, U.S. and International Large Cap Non-Financial Industry Equities offered via an ETF, 1 Year, -10% Buffer, 5.0% Cap Rate, 0% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
C000257470 [Member] | Cap Rate Return Limit [Member] | Invsesco QQQ ETF4, U.S. and International Large Cap Non-Financial Industry Equities offered via an ETF, 1 Year, -30% Buffer, 7.5% Cap Rate, 0% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	7.50%
C000257470 [Member] | Cap Rate Return Limit [Member] | Invsesco QQQ ETF4, U.S. and International Large Cap Non-Financial Industry Equities offered via an ETF, 6 Year, -10% Buffer, 7.50% Cap Rate, 0% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	7.50%
C000257470 [Member] | Cap Rate Return Limit [Member] | Invsesco QQQ ETF4, U.S. and International Large Cap Non-Financial Industry Equities offered via an ETF, 6 Year, -20% Buffer, 7.50% Cap Rate, 0% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	7.50%
C000257470 [Member] | Cap Rate Return Limit [Member] | Invsesco QQQ ETF4, U.S. and International Large Cap Non-Financial Industry Equities offered via an ETF, 6 Year, -30% Buffer, 7.5% Cap Rate, 0% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	7.50%
C000257470 [Member] | Cap Rate Return Limit [Member] | Invsesco QQQ ETF4, U.S. and International Large Cap Non-Financial Industry Equities offered via an ETF, 6 Year, ‘-40% Buffer, 7.5% Cap Rate, 0% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	7.50%
C000257470 [Member] | Participation Rate Return Limit [Member] | S&P 500® Price Return Index1, U.S. Large Cap Equities, 6 Year, -10% Buffer, 10.0% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
C000257470 [Member] | Participation Rate Return Limit [Member] | Nasdaq-100 Max 30TM Index2, U.S. and International Large Cap Non-Financial Industry Equities with Additional Volatility Control, 6 Year, -10% Buffer, 10.0% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
C000257470 [Member] | Participation Rate Return Limit [Member] | Nasdaq-100 Max 30TM Index2, U.S. and International Large Cap Non-Financial Industry Equities with Additional Volatility Control, 6 Year, -20% Buffer, 10.0% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
C000257470 [Member] | Participation Rate Return Limit [Member] | Nasdaq-100 Max 30TM Index2, U.S. and International Large Cap Non-Financial Industry Equities with Additional Volatility Control, 6 Year, -30% Buffer, 7.5% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	7.50%
C000257470 [Member] | Participation Rate Return Limit [Member] | Nasdaq-100 Max 30TM Index2, U.S. and International Large Cap Non-Financial Industry Equities with Additional Volatility Control, 6 Year, ‘-40% Buffer, 7.5% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	7.50%
C000257470 [Member] | Participation Rate Return Limit [Member] | S&P 500 35% Edge Volatility 1% Decrement Index (USD) ER3, U.S. Large Cap Equities with Additional Volatility Control, 6 Year, -10% Buffer, 10.0% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
C000257470 [Member] | Participation Rate Return Limit [Member] | S&P 500 35% Edge Volatility 1% Decrement Index (USD) ER3, U.S. Large Cap Equities with Additional Volatility Control, 6 Year, -20% Buffer, 10.0% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
C000257470 [Member] | Trigger Rate Return Limit [Member] | S&P 500® Price Return Index1, U.S. Large Cap Equities, 1 Year, -20% Buffer, 2% Trigger Rate, -20% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Index-Linked Option Available, Index Gain Limit Type	2% Trigger Rate
C000257470 [Member] | Trigger Rate Return Limit [Member] | S&P 500® Price Return Index1, U.S. Large Cap Equities, 1 Year, -20% Buffer, 3% Trigger Rate, 0% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Index-Linked Option Available, Index Gain Limit Type	3% Trigger Rate
C000257470 [Member] | Trigger Rate Return Limit [Member] | Nasdaq-100 Max 30TM Index2, U.S. and International Large Cap Non-Financial Industry Equities with Additional Volatility Control, 1 Year, -20% Buffer, 2% Trigger Rate, -20% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Index-Linked Option Available, Index Gain Limit Type	2% Trigger Rate
C000257470 [Member] | Trigger Rate Return Limit [Member] | Nasdaq-100 Max 30TM Index2, U.S. and International Large Cap Non-Financial Industry Equities with Additional Volatility Control, 1 Year, -20% Buffer, 3% Trigger Rate, 0% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Index-Linked Option Available, Index Gain Limit Type	3% Trigger Rate
C000257470 [Member] | Trigger Rate Return Limit [Member] | S&P 500 35% Edge Volatility 1% Decrement Index (USD) ER3, U.S. Large Cap Equities with Additional Volatility Control, 1 Year, -20% Buffer, 2% Trigger Rate, -20% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Index-Linked Option Available, Index Gain Limit Type	2% Trigger Rate
C000257470 [Member] | Trigger Rate Return Limit [Member] | S&P 500 35% Edge Volatility 1% Decrement Index (USD) ER3, U.S. Large Cap Equities with Additional Volatility Control, 1 Year, -20% Buffer, 3% Trigger Rate, 0% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Index-Linked Option Available, Index Gain Limit Type	3% Trigger Rate
C000257470 [Member] | Trigger Rate Return Limit [Member] | Invsesco QQQ ETF4, U.S. and International Large Cap Non-Financial Industry Equities offered via an ETF, 1 Year, -20% Buffer, 2% Trigger Rate, -20% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Index-Linked Option Available, Index Gain Limit Type	2% Trigger Rate
C000257470 [Member] | Trigger Rate Return Limit [Member] | Invsesco QQQ ETF4, U.S. and International Large Cap Non-Financial Industry Equities offered via an ETF, 1 Year, -20% Buffer, 3% Trigger Rate, 0% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	3.00%
Index-Linked Option Available, Index Gain Limit Type	3% Trigger Rate
C000257470 [Member] | Trigger Point Rate Return Limit [Member] | S&P 500® Price Return Index1, U.S. Large Cap Equities, 1 Year, -20% Buffer, 2% Trigger Rate, -20% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	(20.00%)
Index-Linked Option Available, Index Gain Limit Type	(20)%Trigger Point
C000257470 [Member] | Trigger Point Rate Return Limit [Member] | S&P 500® Price Return Index1, U.S. Large Cap Equities, 1 Year, -20% Buffer, 3% Trigger Rate, 0% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.00%
Index-Linked Option Available, Index Gain Limit Type	0% Trigger Point
C000257470 [Member] | Trigger Point Rate Return Limit [Member] | Nasdaq-100 Max 30TM Index2, U.S. and International Large Cap Non-Financial Industry Equities with Additional Volatility Control, 1 Year, -20% Buffer, 2% Trigger Rate, -20% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	(20.00%)
Index-Linked Option Available, Index Gain Limit Type	(20)% Trigger Point
C000257470 [Member] | Trigger Point Rate Return Limit [Member] | Nasdaq-100 Max 30TM Index2, U.S. and International Large Cap Non-Financial Industry Equities with Additional Volatility Control, 1 Year, -20% Buffer, 3% Trigger Rate, 0% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.00%
Index-Linked Option Available, Index Gain Limit Type	0% Trigger Point
C000257470 [Member] | Trigger Point Rate Return Limit [Member] | S&P 500 35% Edge Volatility 1% Decrement Index (USD) ER3, U.S. Large Cap Equities with Additional Volatility Control, 1 Year, -20% Buffer, 2% Trigger Rate, -20% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	(20.00%)
Index-Linked Option Available, Index Gain Limit Type	(20)% Trigger Point
C000257470 [Member] | Trigger Point Rate Return Limit [Member] | S&P 500 35% Edge Volatility 1% Decrement Index (USD) ER3, U.S. Large Cap Equities with Additional Volatility Control, 1 Year, -20% Buffer, 3% Trigger Rate, 0% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.00%
Index-Linked Option Available, Index Gain Limit Type	0% Trigger Point
C000257470 [Member] | Trigger Point Rate Return Limit [Member] | Invsesco QQQ ETF4, U.S. and International Large Cap Non-Financial Industry Equities offered via an ETF, 1 Year, -20% Buffer, 2% Trigger Rate, -20% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	(20.00%)
Index-Linked Option Available, Index Gain Limit Type	(20)% Trigger Point
C000257470 [Member] | Trigger Point Rate Return Limit [Member] | Invsesco QQQ ETF4, U.S. and International Large Cap Non-Financial Industry Equities offered via an ETF, 1 Year, -20% Buffer, 3% Trigger Rate, 0% Trigger Point [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	0.00%
Index-Linked Option Available, Index Gain Limit Type	0% Trigger Point
C000257470 [Member] | State Premium Lowest [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Percent]	0.00%
C000257470 [Member] | State Premium Highest [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Percent]	3.50%
C000228204 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Price Return Index Underperforms [Text Block]	The expense ratio will reduce the Index performance and cause the Index to underperform a direct investment in the underlying securities composing the Index.